UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09729

Name of Fund:  iShares Trust

Fund Address:   c/o BlackRock Fund Advisors, 400 Howard Street, San Francisco, CA 94105

Name and address of agent for service:  The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: 08/31/2026

Date of reporting period: 02/28/2026

Item 1 – Reports to Stockholders
(a)    The Reports to Shareholders are attached herewith.
iShares Currency Hedged MSCI Eurozone ETF

HEZU |NYSE Arca

Semi-Annual Shareholder Report — February 28, 2026

This semi-annual shareholder report contains important information about iShares Currency Hedged MSCI Eurozone ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Currency Hedged MSCI Eurozone ETF	$2Footnote Reference(a)	0.03%Footnote Reference(a)Footnote Reference(b)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
Footnote(b)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$661,269,117
Number of Portfolio Holdings...
10
Portfolio Turnover Rate...
4%

What did the Fund invest in?

(as of February 28, 2026)

Portfolio composition

Sector allocation (of the underlying fund) Footnote Reference(a)

Table Summary
Asset Type	Percent of Net Assets
Investment Companies...
100.1%
Forward foreign currency exchange contracts, net cumulative appreciation...
0.8
Short-Term Securities...
0.0Footnote Reference(b)
Liabilities in Excess of Other Assets...
(0.9)
Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(c)
Financials...
24.4%
Industrials...
21.3
Information Technology...
13.2
Consumer Discretionary...
9.4
Utilities...
7.0
Health Care...
6.3
Consumer Staples...
6.1
Communication Services...
4.1
Materials...
3.9
Energy...
3.5
Real Estate...
0.8
Footnote	Description
Footnote(a)	The Underlying Fund is iShares MSCI Eurozone ETF.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Currency Hedged MSCI Eurozone ETF

Semi-Annual Shareholder Report — February 28, 2026

HEZU-02/26-SAR

iShares Currency Hedged MSCI Japan ETF

HEWJ |NYSE Arca

Semi-Annual Shareholder Report — February 28, 2026

This semi-annual shareholder report contains important information about iShares Currency Hedged MSCI Japan ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Currency Hedged MSCI Japan ETF	$0Footnote Reference(a)Footnote Reference(b)	0.00%Footnote Reference(a)Footnote Reference(c)Footnote Reference(d)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
Footnote(b)	Rounds to less than $1.
Footnote(c)	Annualized.
Footnote(d)	Rounds to less than 0.01%.

Key Fund statistics

Table Summary
Net Assets...
$627,334,988
Number of Portfolio Holdings...
19
Portfolio Turnover Rate...
6%

What did the Fund invest in?

(as of February 28, 2026)

Portfolio composition

Sector allocation (of the underlying fund) Footnote Reference(a)

Table Summary
Asset Type	Percent of Net Assets
Investment Companies...
99.9%
Short-Term Securities...
5.4
Forward foreign currency exchange contracts, net cumulative appreciation...
1.4
Liabilities in Excess of Other Assets...
(6.7)
Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(b)
Industrials...
26.8%
Financials...
17.5
Consumer Discretionary...
16.0
Information Technology...
14.5
Health Care...
6.4
Communication Services...
6.1
Consumer Staples...
4.3
Materials...
3.7
Real Estate...
2.5
Utilities...
1.1
Energy...
1.1
Footnote	Description
Footnote(a)	The Underlying Fund is iShares MSCI Japan ETF.
Footnote(b)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Currency Hedged MSCI Japan ETF

Semi-Annual Shareholder Report — February 28, 2026

HEWJ-02/26-SAR

iShares MSCI United Kingdom Small-Cap ETF

EWUS |Cboe BZX Exchange

Semi-Annual Shareholder Report — February 28, 2026

This semi-annual shareholder report contains important information about iShares MSCI United Kingdom Small-Cap ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI United Kingdom Small-Cap ETF	$31	0.59%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$44,559,745
Number of Portfolio Holdings...
199
Portfolio Turnover Rate...
12%

What did the Fund invest in?

(as of February 28, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
23.2%
Financials...
22.2
Consumer Discretionary...
16.1
Real Estate...
10.8
Materials...
7.6
Communication Services...
5.9
Health Care...
3.4
Consumer Staples...
3.3
Energy...
2.8
Information Technology...
2.7
Utilities...
2.0
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Weir Group PLC (The)...
2.6%
Diploma PLC...
2.2
Beazley PLC...
2.2
IMI PLC...
2.1
St. James's Place PLC...
2.0
Games Workshop Group PLC...
1.7
Howden Joinery Group PLC...
1.5
Hiscox Ltd...
1.4
ICG PLC...
1.4
Persimmon PLC...
1.4
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI United Kingdom Small-Cap ETF

Semi-Annual Shareholder Report — February 28, 2026

EWUS-02/26-SAR

iShares MSCI Saudi Arabia ETF

KSA |NYSE Arca

Semi-Annual Shareholder Report — February 28, 2026

This semi-annual shareholder report contains important information about iShares MSCI Saudi Arabia ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Saudi Arabia ETF	$37	0.74%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$661,600,415
Number of Portfolio Holdings...
126
Portfolio Turnover Rate...
20%

What did the Fund invest in?

(as of February 28, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
42.1%
Materials...
14.9
Energy...
11.7
Communication Services...
7.3
Health Care...
4.3
Utilities...
3.8
Consumer Staples...
3.7
Industrials...
3.6
Real Estate...
3.6
Consumer Discretionary...
3.4
Information Technology...
1.6
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Al Rajhi Bank...
14.5%
Saudi Arabian Oil Co...
10.8
Saudi National Bank (The)...
8.8
Saudi Arabian Mining Co...
6.1
Saudi Telecom Co...
4.3
Riyad Bank...
3.3
Saudi Basic Industries Corp...
3.3
Saudi Awwal Bank...
2.8
Alinma Bank...
2.8
ACWA Power Co...
2.1
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI Saudi Arabia ETF

Semi-Annual Shareholder Report — February 28, 2026

KSA-02/26-SAR

iShares MSCI UAE ETF

UAE |NASDAQ

Semi-Annual Shareholder Report — February 28, 2026

This semi-annual shareholder report contains important information about iShares MSCI UAE ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI UAE ETF	$29	0.55%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$223,993,942
Number of Portfolio Holdings...
58
Portfolio Turnover Rate...
25%

What did the Fund invest in?

(as of February 28, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
37.3%
Real Estate...
22.4
Industrials...
10.3
Communication Services...
9.7
Energy...
8.8
Consumer Discretionary...
5.1
Utilities...
4.3
Consumer Staples...
1.6
Information Technology...
0.4
Materials...
0.1
Health Care...
0.0Footnote Reference(b)
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Emaar Properties PJSC...
14.4%
First Abu Dhabi Bank PJSC...
11.5
Emirates Telecommunications Group Co. PJSC...
9.2
Emirates NBD Bank PJSC...
8.1
Abu Dhabi Commercial Bank PJSC...
4.5
Abu Dhabi Islamic Bank PJSC...
4.5
Aldar Properties PJSC...
4.1
Dubai Islamic Bank PJSC...
3.7
Adnoc Gas PLC...
3.2
Dubai Electricity & Water Authority PJSC...
2.8
Footnote	Description
Footnote(a)	Excludes money market funds.
Footnote(b)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI UAE ETF

Semi-Annual Shareholder Report — February 28, 2026

UAE-02/26-SAR

iShares MSCI Finland ETF

EFNL |Cboe BZX Exchange

Semi-Annual Shareholder Report — February 28, 2026

This semi-annual shareholder report contains important information about iShares MSCI Finland ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Finland ETF	$30	0.54%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$41,000,905
Number of Portfolio Holdings...
39
Portfolio Turnover Rate...
9%

What did the Fund invest in?

(as of February 28, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
27.8%
Industrials...
24.0
Information Technology...
14.4
Materials...
12.0
Energy...
3.9
Utilities...
3.8
Health Care...
3.8
Consumer Discretionary...
3.6
Communication Services...
2.8
Consumer Staples...
2.6
Real Estate...
1.3
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Nordea Bank Abp...
18.8%
Nokia OYJ...
12.2
Sampo OYJ, Class A...
7.6
Kone OYJ, Class B...
6.7
Metso OYJ...
4.7
Wartsila OYJ Abp...
4.6
UPM-Kymmene OYJ...
4.4
Neste OYJ...
3.9
Fortum OYJ...
3.8
Orion OYJ, Class B...
3.3
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI Finland ETF

Semi-Annual Shareholder Report — February 28, 2026

EFNL-02/26-SAR

iShares MSCI Ireland ETF

EIRL |NYSE Arca

Semi-Annual Shareholder Report — February 28, 2026

This semi-annual shareholder report contains important information about iShares MSCI Ireland ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI Ireland ETF	$26	0.49%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$85,471,844
Number of Portfolio Holdings...
27
Portfolio Turnover Rate...
22%

What did the Fund invest in?

(as of February 28, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
30.2%
Industrials...
28.5
Consumer Staples...
14.8
Health Care...
9.4
Consumer Discretionary...
7.5
Energy...
4.9
Materials...
2.3
Real Estate...
2.1
Information Technology...
0.2
Communication Services...
0.1
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Ryanair Holdings PLC...
18.9%
AIB Group PLC...
12.4
Bank of Ireland Group PLC...
11.6
ICON PLC...
5.1
Kingspan Group PLC...
4.8
Glanbia PLC...
4.7
Kerry Group PLC, Class A...
4.6
DCC PLC...
4.4
Grafton Group PLC, CDI...
4.2
Cairn Homes PLC...
3.9
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI Ireland ETF

Semi-Annual Shareholder Report — February 28, 2026

EIRL-02/26-SAR

iShares Climate Conscious & Transition MSCI USA ETF

USCL |NASDAQ

Semi-Annual Shareholder Report — February 28, 2026

This semi-annual shareholder report contains important information about iShares Climate Conscious & Transition MSCI USA ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Climate Conscious & Transition MSCI USA ETF	$4	0.08%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$2,206,266,046
Number of Portfolio Holdings...
273
Portfolio Turnover Rate...
10%

What did the Fund invest in?

(as of February 28, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
25.8%
Financials...
14.2
Communication Services...
12.4
Health Care...
12.1
Consumer Discretionary...
11.7
Industrials...
7.9
Consumer Staples...
5.2
Energy...
3.5
Utilities...
2.5
Real Estate...
2.4
Materials...
2.3
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
NVIDIA Corp...
5.4%
Broadcom, Inc...
4.7
Microsoft Corp...
4.6
Amazon.com, Inc...
4.2
Meta Platforms, Inc., Class A...
3.7
Tesla, Inc...
3.0
Alphabet, Inc., Class A...
2.9
Alphabet, Inc., Class C, NVS...
2.4
Eli Lilly & Co...
2.2
JPMorgan Chase & Co...
2.2
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Climate Conscious & Transition MSCI USA ETF

Semi-Annual Shareholder Report — February 28, 2026

USCL-02/26-SAR

iShares ESG Advanced MSCI USA ETF

USXF |NASDAQ

Semi-Annual Shareholder Report — February 28, 2026

This semi-annual shareholder report contains important information about iShares ESG Advanced MSCI USA ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Advanced MSCI USA ETF	$5	0.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$1,226,201,571
Number of Portfolio Holdings...
295
Portfolio Turnover Rate...
9%

What did the Fund invest in?

(as of February 28, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
48.1%
Financials...
17.0
Industrials...
10.2
Consumer Discretionary...
7.7
Health Care...
5.9
Real Estate...
4.2
Materials...
2.8
Communication Services...
2.7
Consumer Staples...
1.3
Utilities...
0.1
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
NVIDIA Corp...
18.7%
Broadcom, Inc...
6.3
Visa, Inc., Class A...
2.3
Micron Technology, Inc...
2.0
Mastercard, Inc., Class A...
1.9
Home Depot, Inc. (The)...
1.6
Advanced Micro Devices, Inc...
1.4
Applied Materials, Inc...
1.3
Lam Research Corp...
1.3
Oracle Corp...
1.1
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares ESG Advanced MSCI USA ETF

Semi-Annual Shareholder Report — February 28, 2026

USXF-02/26-SAR

iShares ESG Aware MSCI USA ETF

ESGU |NASDAQ

Semi-Annual Shareholder Report — February 28, 2026

This semi-annual shareholder report contains important information about iShares ESG Aware MSCI USA ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware MSCI USA ETF	$8	0.15%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$15,716,082,399
Number of Portfolio Holdings...
290
Portfolio Turnover Rate...
15%

What did the Fund invest in?

(as of February 28, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
33.1%
Financials...
12.5
Health Care...
10.1
Industrials...
9.9
Communication Services...
9.7
Consumer Discretionary...
9.4
Consumer Staples...
5.0
Energy...
3.7
Utilities...
2.3
Real Estate...
2.2
Materials...
2.1
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
NVIDIA Corp...
7.2%
Apple, Inc...
6.4
Microsoft Corp...
4.6
Alphabet, Inc., Class C, NVS...
4.3
Amazon.com, Inc...
3.3
Broadcom, Inc...
2.4
Meta Platforms, Inc., Class A...
2.2
Tesla, Inc...
1.9
Eli Lilly & Co...
1.4
JPMorgan Chase & Co...
1.3
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares ESG Aware MSCI USA ETF

Semi-Annual Shareholder Report — February 28, 2026

ESGU-02/26-SAR

iShares ESG Aware MSCI USA Growth ETF

EGUS |Cboe BZX Exchange

Semi-Annual Shareholder Report — February 28, 2026

This semi-annual shareholder report contains important information about iShares ESG Aware MSCI USA Growth ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware MSCI USA Growth ETF	$9	0.18%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$21,957,182
Number of Portfolio Holdings...
98
Portfolio Turnover Rate...
14%

What did the Fund invest in?

(as of February 28, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
57.3%
Consumer Discretionary...
12.9
Industrials...
7.6
Health Care...
7.2
Communication Services...
5.8
Financials...
4.7
Real Estate...
1.4
Energy...
1.1
Consumer Staples...
0.9
Materials...
0.9
Utilities...
0.2
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
NVIDIA Corp...
15.4%
Apple, Inc...
13.5
Microsoft Corp...
9.4
Amazon.com, Inc...
6.7
Alphabet, Inc., Class C, NVS...
5.1
Broadcom, Inc...
4.8
Tesla, Inc...
4.0
Eli Lilly & Co...
2.8
Visa, Inc., Class A...
2.2
Lam Research Corp...
1.5
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares ESG Aware MSCI USA Growth ETF

Semi-Annual Shareholder Report — February 28, 2026

EGUS-02/26-SAR

iShares ESG Aware MSCI USA Small-Cap ETF

ESML |Cboe BZX Exchange

Semi-Annual Shareholder Report — February 28, 2026

This semi-annual shareholder report contains important information about iShares ESG Aware MSCI USA Small-Cap ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware MSCI USA Small-Cap ETF	$9	0.17%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$2,347,362,965
Number of Portfolio Holdings...
917
Portfolio Turnover Rate...
18%

What did the Fund invest in?

(as of February 28, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
20.9%
Financials...
14.3
Information Technology...
14.2
Health Care...
13.5
Consumer Discretionary...
11.7
Real Estate...
6.2
Materials...
5.2
Energy...
5.1
Consumer Staples...
3.7
Utilities...
2.9
Communication Services...
2.3
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Sandisk Corp...
1.4%
TechnipFMC PLC...
0.6
U.S. Foods Holding Corp...
0.6
Royal Gold, Inc...
0.5
Assurant, Inc...
0.4
XPO, Inc...
0.4
Ovintiv, Inc...
0.4
Janus Henderson Group PLC...
0.4
ATI, Inc...
0.4
Exact Sciences Corp...
0.4
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares ESG Aware MSCI USA Small-Cap ETF

Semi-Annual Shareholder Report — February 28, 2026

ESML-02/26-SAR

iShares ESG Aware MSCI USA Value ETF

EVUS |Cboe BZX Exchange

Semi-Annual Shareholder Report — February 28, 2026

This semi-annual shareholder report contains important information about iShares ESG Aware MSCI USA Value ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware MSCI USA Value ETF	$9	0.18%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$277,729,058
Number of Portfolio Holdings...
234
Portfolio Turnover Rate...
21%

What did the Fund invest in?

(as of February 28, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Financials...
18.9%
Health Care...
13.4
Industrials...
12.7
Information Technology...
12.6
Communication Services...
12.3
Consumer Staples...
7.9
Energy...
6.4
Consumer Discretionary...
5.0
Utilities...
3.8
Materials...
3.6
Real Estate...
3.4
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
Alphabet, Inc., Class A...
5.6%
Meta Platforms, Inc., Class A...
4.2
JPMorgan Chase & Co...
2.5
Exxon Mobil Corp...
1.6
Berkshire Hathaway, Inc., Class B...
1.5
Johnson & Johnson...
1.5
AbbVie, Inc...
1.5
Home Depot, Inc. (The)...
1.4
Micron Technology, Inc...
1.4
Procter & Gamble Co. (The)...
1.4
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares ESG Aware MSCI USA Value ETF

Semi-Annual Shareholder Report — February 28, 2026

EVUS-02/26-SAR

iShares ESG MSCI USA Leaders ETF

SUSL |NASDAQ

Semi-Annual Shareholder Report — February 28, 2026

This semi-annual shareholder report contains important information about iShares ESG MSCI USA Leaders ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG MSCI USA Leaders ETF	$5	0.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$1,038,491,251
Number of Portfolio Holdings...
262
Portfolio Turnover Rate...
1%

What did the Fund invest in?

(as of February 28, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
33.5%
Communication Services...
12.9
Health Care...
11.2
Financials...
11.2
Consumer Discretionary...
9.6
Industrials...
9.0
Consumer Staples...
4.9
Materials...
2.5
Real Estate...
2.2
Energy...
1.9
Utilities...
1.1
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
NVIDIA Corp...
13.9%
Microsoft Corp...
8.9
Alphabet, Inc., Class A...
5.8
Alphabet, Inc., Class C, NVS...
4.9
Tesla, Inc...
3.7
Eli Lilly & Co...
2.7
Johnson & Johnson...
1.9
Visa, Inc., Class A...
1.7
Mastercard, Inc., Class A...
1.4
Procter & Gamble Co. (The)...
1.3
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares ESG MSCI USA Leaders ETF

Semi-Annual Shareholder Report — February 28, 2026

SUSL-02/26-SAR

iShares Paris-Aligned Climate Optimized MSCI USA ETF

PABU |NASDAQ

Semi-Annual Shareholder Report — February 28, 2026

This semi-annual shareholder report contains important information about iShares Paris-Aligned Climate Optimized MSCI USA ETF (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Paris-Aligned Climate Optimized MSCI USA ETF	$5	0.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Key Fund statistics

Table Summary
Net Assets...
$2,284,521,128
Number of Portfolio Holdings...
134
Portfolio Turnover Rate...
12%

What did the Fund invest in?

(as of February 28, 2026)

Sector allocation

Ten largest holdings

Table Summary
Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
41.1%
Financials...
12.8
Real Estate...
12.5
Communication Services...
9.6
Consumer Discretionary...
9.0
Health Care...
8.7
Industrials...
3.7
Utilities...
2.0
Materials...
0.6
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
NVIDIA Corp...
9.7%
Apple, Inc...
7.4
Microsoft Corp...
6.5
Alphabet, Inc., Class C, NVS...
4.1
Tesla, Inc...
4.1
Eli Lilly & Co...
3.4
Amazon.com, Inc...
2.8
Equinix, Inc...
2.7
Broadcom, Inc...
2.7
Prologis, Inc...
2.7
Footnote	Description
Footnote(a)	Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2026 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Paris-Aligned Climate Optimized MSCI USA ETF

Semi-Annual Shareholder Report — February 28, 2026

PABU-02/26-SAR

(b)     Not Applicable
Item 2 – Code of Ethics – Not Applicable to this semi-annual report
Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report
Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report
Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments
              (a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies

              (a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
February 28, 2026
2026 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
iShares Trust
iShares Currency Hedged MSCI Eurozone ETF | HEZU | NYSE Arca
iShares Currency Hedged MSCI Japan ETF | HEWJ | NYSE Arca

Page
2

iShares
®
Currency Hedged MSCI Eurozone ETF
Schedule of Investments
(unaudited)
February 28, 2026
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Investment Companies
(a)
Exchange-Traded Funds  —  100 .1%
iShares MSCI Eurozone ETF ................. 9,649,030 $ 661,730,477
a
Total Long-Term Investments — 100.1%
(Cost: $ 513,771,890 ) ................................ 661,730,477
a
Short-Term Securities
Money Market Funds  —  0 .0%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.64%
(a) (b)
............................ 238,931 238,931
a
Total Short-Term Securities — 0.0%
(Cost: $ 238,931 ) ................................... 238,931
Total Investments — 100.1%
(Cost: $ 514,010,821 ) ................................ 661,969,408
Liabilities in Excess of Other Assets — ( 0 .1 ) % ............... (700,291)
Net Assets — 100.0% ................................. $ 661,269,117
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
02/28/26
  Shares Held
at 02/28/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares
(a)
$ 37,474,940 $ — $ (37,475,003)
(b)
$ 1,707 $ (1,644) $ — — $ 8,762
(c)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 370,000 — (131,069)
(b)
— — 238,931 238,931 11,864 —
iShares MSCI
Eurozone ETF ... 725,375,201 64,166,116 (216,477,962) 41,669,614 46,997,508 661,730,477 9,649,030 5,986,868 —
$ — $ 41,671,321 $ 46,995,864
$ 661,969,408
$ 6,007,494 $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Forward Foreign Currency Exchange Contracts
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 533,493,345 USD 629,605,906 BNP Paribas SA 03/04/26 $ 800,339
USD 6,156,473 EUR 5,168,000 Morgan Stanley & Co. International PLC 03/04/26 49,668
USD 632,278,025 EUR 530,733,345 Societe Generale 03/04/26 5,133,154
USD 3,861,030 EUR 3,247,000 UBS AG 03/04/26 24,190
6,007,351
EUR 5,655,000 USD 6,718,822 State Street Bank & Trust Company 03/04/26 (36,551)
EUR 1,007,000 USD 1,192,174 UBS AG 04/02/26 (581)
USD 630,478,701 EUR 533,493,345 BNP Paribas SA 04/02/26 (809,115)

Schedule of Investments
(unaudited) (continued)
February 28, 2026
iShares
®
Currency Hedged MSCI Eurozone ETF
4
2026
iShares Semi-Annual Financial Statements and Additional Information
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended February 28, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments – Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 31,153,625 EUR 26,348,000 Morgan Stanley & Co. International PLC 04/02/26 $ (24,218)
(870,465)
$ 5,136,886
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts ............................... $ — $ — $ — $ 6,007,351 $ — $ — $ 6,007,351
Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts (870,464.77)
Unrealized depreciation on forward foreign currency exchange contracts ............................... $ — $ — $ — $ 870,465 $ — $ — $ 870,465
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts ............... $ — $ — $ — $ (18,720,939) $ — $ — $ (18,720,939)
Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts ............... $ — $ — $ — $ 19,681,224 $ — $ — $ 19,681,224
Forward foreign currency exchange contracts:
Average amounts purchased — in USD ..................................................................................... $ 672,105,414
Average amounts sold — in USD ......................................................................................... $ 1,322,994,095
a
Assets Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts ............................................................ $ 6,007,351  $ 870,465
Total derivative assets and liabilities in the Statements of Assets and Liabilities ....................................... $ 6,007,351  $ 870,465
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”) ....................................
—  —
Total derivative assets and liabilities subject to an MNA ....................................................... $ 6,007,351  $ 870,465
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
a a a a a a
Counterparty
Derivative Assets
Subject to an MNA
by Counterparty
Derivatives Available
for Offset
(a)
Non-Cash
Collateral
Received
(b)
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c) (d)
BNP Paribas SA ..................................... $ 800,339 $ (800,339) $ — $ — $ —
Morgan Stanley & Co. International PLC ..................... 49,668 (24,218) — — 25,450
Societe Generale ..................................... 5,133,154 — — — 5,133,154

iShares
®
Currency Hedged MSCI Eurozone ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2026
5
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
a a a a a a
Counterparty
Derivative Assets
Subject to an MNA
by Counterparty
Derivatives Available
for Offset
(a)
Non-Cash
Collateral
Received
(b)
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
UBS AG ........................................... $ 24,190 $ (581) $ — $ — $ 23,609
$ 6,007,351 $ (825,138) $ — $ — $ 5,182,213
a a a a a
Counterparty
Derivative Liabilities
Subject to an MNA
by Counterparty
Derivatives Available
for Offset
(a)
Non-Cash
Collateral
Pledged
(b)
Cash
Collateral
Pledged
(b)
Net Amount
of Derivative
Liabilities
(d) (e)
BNP Paribas SA ..................................... $ 809,115 $ (800,339) $ — $ — $ 8,776
Morgan Stanley & Co. International PLC ..................... 24,218 (24,218) — — —
State Street Bank & Trust Company ........................ 36,551 — — — 36,551
UBS AG ........................................... 581 (581) — — —
$ 870,465 $ (825,138) $ — $ — $ 45,327
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 661,730,477  $ —  $ —  $ 661,730,477
Short-Term Securities
Money Market Funds ...................................... 238,931  —  —  238,931
$ 661,969,408  $ —  $ —  $ 661,969,408
Derivative Financial Instruments
(a)
Assets
Foreign Currency Exchange Contracts ............................ $ —  $ 6,007,351  $ —  $ 6,007,351
Liabilities
Foreign Currency Exchange Contracts ............................ —  (870,465) —  (870,465)
$ —  $ 5,136,886  $ —  $ 5,136,886
(a)
Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Derivative Financial Instruments – Offsetting as of Period End (continued)

Schedule of Investments
(unaudited)
February 28, 2026
iShares
®
Currency Hedged MSCI Japan ETF
(Percentages shown are based on Net Assets)
6
2026
iShares Semi-Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Investment Companies
(a)
Exchange-Traded Funds  —  99 .9%
iShares MSCI Japan ETF
(b)
.................. 6,786,094 $ 626,831,503
a
Total Long-Term Investments — 99.9%
(Cost: $ 520,412,905 ) ................................ 626,831,503
a
Short-Term Securities
Money Market Funds  —  5 .5%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.84%
(a) (c) (d)
...................... 33,398,856 33,415,555
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.64%
(a) (c)
............................ 669,930 669,930
a
Total Short-Term Securities — 5.5%
(Cost: $ 34,085,485 ) ................................. 34,085,485
Total Investments — 105.4%
(Cost: $ 554,498,390 ) ................................ 660,916,988
Liabilities in Excess of Other Assets — ( 5 .4 ) % ............... (33,582,000)
Net Assets — 100.0% ................................. $ 627,334,988
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
02/28/26
  Shares Held
at 02/28/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 83,803,873 $ — $ (50,392,596)
(a)
$ 8,834 $ (4,556) $ 33,415,555 33,398,856 $ 169,312
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 220,000 449,930
(a)
— — — 669,930 669,930 15,454 —
iShares MSCI Japan
ETF ........ 380,563,622 277,978,050 (112,043,722) 18,522,265 61,811,288 626,831,503 6,786,094 18,531,220 —
$ — $ 18,531,099 $ 61,806,732
$ 660,916,988
$ 18,715,986 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Forward Foreign Currency Exchange Contracts
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 509,104,509 JPY 78,345,329,238 Bank of America N.A. 03/04/26 $ 7,378,984
USD 13,514,134 JPY 2,109,622,000 BNP Paribas SA 03/04/26 4,060
USD 78,110,199 JPY 11,923,059,000 JPMorgan Chase Bank N.A. 03/04/26 1,754,619
USD 6,677,048 JPY 1,027,461,000 Morgan Stanley & Co. International PLC 03/04/26 97,161
USD 8,188,589 JPY 1,266,474,000 State Street Bank & Trust Company 03/04/26 78,056

iShares
®
Currency Hedged MSCI Japan ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2026
7
Schedule of Investments
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended February 28, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments – Offsetting as of Period End
The Fund’s derivative assets and liabilities (by type) were as follows:
Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 628,768,170 JPY 97,912,969,238 Barclays Bank PLC 04/02/26 $ 159,858
9,472,738
JPY 87,807,011,238 USD 562,465,297 Barclays Bank PLC 03/04/26 (146,914)
JPY 8,021,512,000 USD 51,811,155 JPMorgan Chase Bank N.A. 03/04/26 (441,184)
JPY 109,195,000 USD 715,158 Morgan Stanley & Co. International PLC 03/04/26 (15,870)
USD 8,094,509 JPY 1,265,773,000 JPMorgan Chase Bank N.A. 03/04/26 (11,534)
JPY 247,271,000 USD 1,590,159 UBS AG 04/02/26 (2,661)
(618,163)
$ 8,854,575
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts ............................... $ — $ — $ — $ 9,472,738 $ — $ — $ 9,472,738
Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts (618,162.82)
Unrealized depreciation on forward foreign currency exchange contracts ............................... $ — $ — $ — $ 618,163 $ — $ — $ 618,163
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts ............... $ — $ — $ — $ 20,663,850 $ — $ — $ 20,663,850
Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts ............... $ — $ — $ — $ 16,400,374 $ — $ — $ 16,400,374
Forward foreign currency exchange contracts:
Average amounts purchased — in USD ..................................................................................... $ 557,031,279
Average amounts sold — in USD ......................................................................................... $ 1,136,669,185
a
Assets Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts ............................................................ $ 9,472,738  $ 618,163
Total derivative assets and liabilities in the Statements of Assets and Liabilities ....................................... $ 9,472,738  $ 618,163
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”) ....................................
—  —
Total derivative assets and liabilities subject to an MNA ....................................................... $ 9,472,738  $ 618,163

Schedule of Investments
(unaudited) (continued)
February 28, 2026
iShares
®
Currency Hedged MSCI Japan ETF
8
2026
iShares Semi-Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
The following table presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
a a a a a a
Counterparty
Derivative Assets
Subject to an MNA
by Counterparty
Derivatives Available
for Offset
(a)
Non-Cash
Collateral
Received
(b)
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c) (d)
Bank of America N.A. .................................. $ 7,378,984 $ — $ — $ — $ 7,378,984
Barclays Bank PLC ................................... 159,858 (146,914) — — 12,944
BNP Paribas SA ..................................... 4,060 — — — 4,060
JPMorgan Chase Bank N.A. ............................. 1,754,619 (452,718) — — 1,301,901
Morgan Stanley & Co. International PLC ..................... 97,161 (15,870) — — 81,291
State Street Bank & Trust Company ........................ 78,056 — — — 78,056
$ 9,472,738 $ (615,502) $ — $ — $ 8,857,236
a a a a a
Counterparty
Derivative Liabilities
Subject to an MNA
by Counterparty
Derivatives Available
for Offset
(a)
Non-Cash
Collateral
Pledged
(b)
Cash
Collateral
Pledged
(b)
Net Amount
of Derivative
Liabilities
(d) (e)
Barclays Bank PLC ................................... $ 146,914 $ (146,914) $ — $ — $ —
JPMorgan Chase Bank N.A. ............................. 452,718 (452,718) — — —
Morgan Stanley & Co. International PLC ..................... 15,870 (15,870) — — —
UBS AG ........................................... 2,661 — — — 2,661
$ 618,163 $ (615,502) $ — $ — $ 2,661
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 626,831,503  $ —  $ —  $ 626,831,503
Short-Term Securities
Money Market Funds ...................................... 34,085,485  —  —  34,085,485
$ 660,916,988  $ —  $ —  $ 660,916,988
Derivative Financial Instruments
(a)
Assets
Foreign Currency Exchange Contracts ............................ $ —  $ 9,472,738  $ —  $ 9,472,738
Liabilities
Foreign Currency Exchange Contracts ............................ —  (618,163) —  (618,163)
$ —  $ 8,854,575  $ —  $ 8,854,575
(a)
Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Derivative Financial Instruments – Offsetting as of Period End (continued)

9
Statements of Assets and Liabilities
Statements of Assets and Liabilities
(unaudited)
February 28, 2026
See notes to financial statements.
iShares
Currency Hedged
MSCI Eurozone ETF
iShares
Currency Hedged
MSCI Japan ETF
ASSETS
Investments, at value — affiliated
(a) (b)
....................................................................... $ 661,969,408  $ 660,916,988
Receivables:
Securities lending income — affiliated .................................................................... —  49,415
Dividends — affiliated ............................................................................... 1,550  1,496
Unrealized appreciation on:
Forward foreign currency exchange contracts ............................................................... 6,007,351  9,472,738
Total assets .......................................................................................
667,978,309  670,440,637
LIABILITIES
Collateral on securities loaned ........................................................................... —  33,415,555
Payables:
Investments purchased .............................................................................. 5,823,637  9,070,741
Investment advisory fees ............................................................................. 15,090  1,190
Unrealized depreciation on:
Forward foreign currency exchange contracts ............................................................... 870,465  618,163
Total liabilities ......................................................................................
6,709,192  43,105,649
Commitments and contingent liabilities
NET ASSETS ......................................................................................
$ 661,269,117  $ 627,334,988
NET ASSETS CONSIST OF:
Paid-in capital ...................................................................................... $ 559,272,026  $ 489,003,305
Accumulated earnings ................................................................................ 101,997,091  138,331,683
NET ASSETS ......................................................................................
$ 661,269,117  $ 627,334,988
NET ASSET VALUE
Shares outstanding .................................................................................. 14,150,000  10,400,000
Net asset value ..................................................................................... $ 46.73  $ 60.32
Shares authorized ................................................................................... Unlimited Unlimited
Par value ......................................................................................... None None
(a)
Securities loaned, at value ........................................................................... $ —  $ 32,708,217
(b)
Investments, at cost — affiliated ........................................................................ $ 514,010,821  $ 554,498,390

10
2026
iShares Semi-Annual Financial Statements and Additional Information
Statements of Operations
(unaudited)
Six Months Ended February 28, 2026
See notes to financial statements.
iShares
Currency Hedged
MSCI Eurozone ETF
iShares
Currency Hedged
MSCI Japan ETF
INVESTMENT INCOME
Dividends — affiliated .............................................................................. $ 5,998,732  $ 18,546,674
Interest — unaffiliated .............................................................................. 53  185
Securities lending income — affiliated — net ............................................................... 8,762  169,312
Total investment income ..............................................................................
6,007,547  18,716,171
EXPENSES
Investment advisory ............................................................................... 2,017,626  1,297,436
Commitment costs ................................................................................ 1,848  2,122
Total expenses .................................................................................... 2,019,474  1,299,558
Less: (1,921,847) (1,296,605)
Investment advisory fees waived ....................................................................... (1,921,847) (1,296,605)
Total expenses after fees waived ........................................................................
97,627  2,953
Net investment income ...............................................................................
5,909,920  18,713,218
—  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated ........................................................................... 359,117  (400,193)
Forward foreign currency exchange contracts ............................................................ (18,720,939) 20,663,850
In-kind redemptions — affiliated
(a)
.................................................................... 41,312,204  18,931,292
22,950,382  39,194,949
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ........................................................................... 46,995,864  61,806,732
Forward foreign currency exchange contracts ............................................................ 19,681,224  16,400,374
66,677,088  78,207,106
Net realized and unrealized gain ........................................................................
89,627,470  117,402,055
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................
$ 95,537,390  $ 136,115,273
(a)
See Note 2 of the Notes to Financial Statements.

11
Statements of Changes in Net Assets
Statements of Changes in Net Assets
See notes to financial statements.
iShares
Currency Hedged MSCI Eurozone ETF
iShares
Currency Hedged MSCI Japan ETF
Six Months
Ended
02/28/26
(unaudited)
Year Ended
08/31/25
Six Months
Ended
02/28/26
(unaudited)
Year Ended
08/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ....................................... $ 5,909,920  $ 17,133,599  $ 18,713,218  $ 8,853,099
Net realized gain (loss) ....................................... 22,950,382  (23,380,001) 39,194,949  18,783,695
Net change in unrealized appreciation (depreciation) ................... 66,677,088  70,271,872  78,207,106  24,450,773
Net increase in net assets resulting from operations ......................
95,537,390  64,025,470  136,115,273  52,087,567
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ............
(5,953,932)
(b)
(17,008,056) (21,231,419)
(b)
(8,867,653)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ....
(154,005,136) 258,276,582  131,386,076  (64,376,742)
Capital contribution from affiliate ...................................
—  —  —  104,238
NET ASSETS
Total increase (decrease) in net assets .............................. (64,421,678) 305,293,996  246,269,930  (21,052,590)
Beginning of period ...........................................
725,690,795  420,396,799  381,065,058  402,117,648
End of period ...............................................
$ 661,269,117  $ 725,690,795  $ 627,334,988  $ 381,065,058
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

12
2026
iShares Semi-Annual Financial Statements and Additional Information
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Currency Hedged MSCI Eurozone ETF
Six Months
Ended
02/28/26
(unaudited)
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Year Ended
08/31/21
Net asset value, beginning of period .......
$ 40.77  $ 36.40  $ 31.74  $ 30.98  $ 37.33  $ 28.36
Net investment income
(a)
............... 0 .39  1 .26  1 .05  0 .75  1 .18  0 .83
Net realized and unrealized gain (loss)
(b)
.....
5 .99  4 .21  4 .61  6 .16  ( 6 .17 ) 9 .00
Net increase (decrease) from investment
operations .........................
6 .38  5 .47  5 .66  6 .91  ( 4 .99 ) 9 .83
Distributions
(c)
– – – – – –
From net investment income ............ ( 0 .42 )
(d)
( 1 .10 ) ( 1 .00 ) ( 0 .71 ) ( 1 .36 ) ( 0 .86 )
From net realized gains ................ —  —  —  ( 5 .44 ) ( 0 .00 )
(e)
—
Total distributions .....................
( 0 .42 ) ( 1 .10 ) ( 1 .00 ) ( 6 .15 ) ( 1 .36 ) ( 0 .86 )
Net asset value, end of period ............
$ 46.73  $ 40.77  $ 36.40  $ 31.74  $ 30.98  $ 37.33
Total Return
(f)
– – – – – –
Based on net asset value ................
15.74%
(g)
15.18% 17.97% 24.30% (13.50) % 35.04%
Ratios to Average Net Assets
(h)
– – – – – –
Total expenses .......................
0 .62%
(i)
0 .62% 0 .62% 0 .62% 0 .62% 0 .62%
Total expenses after fees waived ...........
0 .03%
(i)
0 .03% 0 .03% 0 .03% 0 .03% 0 .03%
Net investment income ..................
1 .82%
(i)
3 .24% 3 .06% 2 .40% 3 .32% 2 .52%
Supplemental Data
Net assets, end of period (000) ............
$ 661,269  $ 725,691  $ 420,397  $ 331,693  $ 353,138  $ 744,670
Portfolio turnover rate
(j)
..................
4% 13% 11% 14% 6% 14%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Rounds to less than $0.01.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

13
Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Currency Hedged MSCI Japan ETF
Six Months
Ended
02/28/26
(unaudited)
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Year Ended
08/31/21
Net asset value, beginning of period .....
$ 47.63  $ 41.89  $ 33.94  $ 38.73  $ 38.66  $ 31.50
Net investment income
(a)
............. 2 .03  1 .05  0 .75  0 .25  1 .02  0 .51
Net realized and unrealized gain (loss)
(b)
...
12.92  5 .76  8 .01  7 .27  ( 0 .09 ) 7 .06
Net increase from investment operations ....
14.95  6 .81  8 .76  7 .52  0 .93  7 .57
Distributions
(c)
– – – – – –
From net investment income .......... ( 1 .98 )
(d)
( 1 .08 ) ( 0 .81 ) ( 0 .27 ) ( 0 .86 ) ( 0 .41 )
From net realized gains .............. ( 0 .28 ) —  —  (12.04) ( 0 .00 )
(e)
—
Total distributions ...................
( 2 .26 ) ( 1 .08 ) ( 0 .81 ) (12.31) ( 0 .86 ) ( 0 .41 )
Capital contribution
(f)
..................
—  0 .01  —  —  —  —
Net asset value, end of period ..........
$ 60.32  $ 47.63  $ 41.89  $ 33.94  $ 38.73  $ 38.66
Total Return
(g)
– – – – – –
Based on net asset value ..............
32.10%
(h)
16.58%
(i)
26.11% 27.07% 2 .43% 24.08%
Ratios to Average Net Assets
(j)
– – – – – –
Total expenses .....................
0 .53%
(k)
0 .53% 0 .53% 0 .53% 0 .53% 0 .53%
Total expenses after fees waived .........
0.00%
(k) ,(l)
0.00%
(l)
0.00%
(l)
0.00%
(l)
0 .01% 0.00%
(l)
Net investment income ................
7 .64%
(k)
2 .47% 1 .91% 0 .74% 2 .62% 1 .38%
Supplemental Data
Net assets, end of period (000) ..........
$ 627,335  $ 381,065  $ 402,118  $ 215,493  $ 464,751  $ 535,398
Portfolio turnover rate
(m)
...............
6% 15% 20% 29% 6% 7%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Rounds to less than $0.01.
(f)
Payment received related to certain shareholder transactions.
(g)
Where applicable, assumes the reinvestment of distributions.
(h)
Not annualized.
(i)
Includes capital contributions from affiliate, which impacted the Fund's total return. Excluding the capital contributions from affiliate, the Fund's total return is 16.54%.
(j)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(k)
Annualized.
(l)
Rounds to less than 0.01%.
(m)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements
(unaudited)
14
2026
iShares Semi-Annual Financial Statements and Additional Information
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
Currently each Fund seeks to achieve its investment objective by investing a substantial portion of its assets in an iShares fund (an “underlying fund”). The financial statements, including the accounting policies, and schedules of investments for the underlying funds are available on iShares.com and should be read in conjunction with the Funds’ financial statements.
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date. Interest income is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange ("NYSE"). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes. However, each Fund has elected to treat realized gains (losses) from certain foreign currency contracts as capital gain (loss) for U.S. federal income tax purposes.
Cash:  The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each
Fund’s financial statements.
iShares ETF
Diversification
Classification
Currency Hedged MSCI Eurozone ............................................................................................... Diversified
Currency Hedged MSCI Japan .................................................................................................. Diversified

Notes to Financial Statements
(unaudited) ( continued)
15
Notes to Financial Statements
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)
16
2026
iShares Semi-Annual Financial Statements and Additional Information
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the Statements of Assets and Liabilities.
When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.
The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities. A fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master
Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
Currency Hedged MSCI Japan
Goldman Sachs & Co. LLC ......................................... $ 11,490,828 $ (11,490,828) $ — $ —
Morgan Stanley ................................................. 21,217,389 (21,217,389) — —
$ 32,708,217 $ (32,708,217)
$ —
$ —
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

Notes to Financial Statements
(unaudited) ( continued)
17
Notes to Financial Statements
of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of
Assets and Liabilities.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
For the iShares Currency Hedged MSCI Eurozone ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through December 31,
2030 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares
MSCI Eurozone ETF (“EZU”), after taking into account any fee waivers by EZU, plus 0.03%.
For the iShares Currency Hedged MSCI Japan ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through December 31, 2030 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds, provided that the waiver be no greater than the Fund’s investment advisory fee of 0.53%. BFA has also contractually agreed to waive an additional portion of its investment advisory fee for the Fund through December
31, 2030 such that the Fund’s total annual operating expenses after fee waiver will be equal to the greater of the acquired fund fees and expenses or 0.48%.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended February 28, 2026, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Prior to November 10, 2025, ETF Services were performed by State Street Bank and Trust Company.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
iShares ETF Investment Advisory Fees
Currency Hedged MSCI Eurozone . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.62%
Currency Hedged MSCI Japan . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.53
iShares ETF Amounts Waived
Currency Hedged MSCI Eurozone ....................................................................................................................................... $ 1,921,847
Currency Hedged MSCI Japan ........................................................................................................................................... 1,296,605

Notes to Financial Statements
(unaudited) (continued)
18
2026
iShares Semi-Annual Financial Statements and Additional Information
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specific threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended February 28, 2026, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
7. Purchases and Sales
For the six months ended February 28, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended February 28, 2026, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of August 31, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF Amounts
Currency Hedged MSCI Eurozone .............................................................................................. $ 2,717
Currency Hedged MSCI Japan ................................................................................................. 54,819
iShares ETF Purchases Sales
Currency Hedged MSCI Eurozone ........................................................................... $ 24,861,060 $ 23,484,531
Currency Hedged MSCI Japan .............................................................................. 64,567,386 29,877,279
iShares ETF In-kind Purchases In-kind Sales
Currency Hedged MSCI Eurozone ............................................................................. $ 39,305,056 $ 192,993,431
Currency Hedged MSCI Japan ................................................................................ 213,410,664 82,166,443
iShares ETF
Non-Expiring Capital
Loss Carryforwards
(a)
Currency Hedged MSCI Eurozone ...............................................................................................
$ (87,783,954)
Currency Hedged MSCI Japan ..................................................................................................
(20,594,277)
(a)
Amounts available to offset future realized capital gains.

Notes to Financial Statements
(unaudited) ( continued)
19
Notes to Financial Statements
As of February 28, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Line of Credit
The iShares Currency Hedged MSCI Japan ETF, along with certain other iShares funds (“Participating Funds”), is a party to a $900 million credit agreement (“Syndicated
Credit Agreement”) with a group of lenders that expires on October 14, 2026. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Participating Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15%
per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10%
and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of the Participating Fund’s relative exposure to certain target markets or the Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the six months ended February 28, 2026, iShares Currency Hedged MSCI Japan ETF did not borrow under the Syndicated Credit Agreement.
The iShares Currency Hedged MSCI Eurozone ETF and iShares Currency Hedged MSCI Japan ETF, along with certain other Participating Funds, were each a party to a similar $800 million syndicated credit agreement that expired on October 15, 2025. During the six months ended February 28, 2026, neither Fund borrowed under the $800 million syndicated credit agreement.
10. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Currency Hedged MSCI Eurozone ......................................... $ 514,901,500 $ 153,945,724 $ (1,740,930) $ 152,204,794
Currency Hedged MSCI Japan ............................................ 555,068,150 115,891,336 (1,187,923) 114,703,413

Notes to Financial Statements
(unaudited) (continued)
20
2026
iShares Semi-Annual Financial Statements and Additional Information
11. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or
Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
02/28/26
Year Ended
08/31/25
iShares ETF Shares Amount Shares Amount
Currency Hedged MSCI Eurozone
Shares sold ......................................................... 900,000  $ 39,519,049  10,250,000  $ 409,255,096
Shares redeemed ..................................................... (4,550,000) (193,524,185) (4,000,000) (150,978,514)
(3,650,000) $ (154,005,136) 6,250,000  $ 258,276,582
Currency Hedged MSCI Japan
Shares sold ......................................................... 3,850,000  $ 213,979,959  2,350,000  $ 100,480,632
Shares redeemed ..................................................... (1,450,000) (82,593,883) (3,950,000) (164,857,374)
2,400,000  $ 131,386,076  (1,600,000) $ (64,376,742)

Additional Information
21
Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Glossary of Terms Used in these Financial Statements
22
2026
iShares Semi-Annual Financial Statements and Additional Information
Currency Abbreviation
EUR Euro
JPY Japanese Yen
USD United States Dollar

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

February 28, 2026
2026 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
iShares Trust
iShares MSCI United Kingdom Small-Cap ETF | EWUS | Cboe BZX Exchange

Page

iShares
®
MSCI United Kingdom Small-Cap ETF
Schedule of Investments
(unaudited)
February 28, 2026
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  2 .7%
Avon Technologies PLC ................... 2,870 $ 71,089
Babcock International Group PLC ............. 23,686 432,684
Chemring Group PLC ..................... 25,807 185,469
Cohort PLC
(a)
.......................... 3,339 58,692
QinetiQ Group PLC ...................... 45,336 309,958
Senior PLC ............................ 39,776 164,594
1,222,486
a
Automobiles  —  0 .0%
Aston Martin Lagonda Global Holdings PLC
(a) (b) (c)
... 23,819 14,885
a
Banks  —  2 .2%
Close Brothers Group PLC
(c)
................ 14,276 95,392
Lion Finance Group PLC ................... 3,294 514,335
Metro Bank Holdings PLC
(c)
................. 31,457 52,737
Shawbrook Group PLC
(b) (c)
.................. 12,321 65,421
TBC Bank Group PLC .................... 3,983 257,606
985,491
a
Beverages  —  0 .6%
AG Barr PLC ........................... 10,624 99,511
C&C Group PLC ........................ 34,858 55,244
Fevertree Drinks PLC ..................... 9,336 119,904
274,659
a
Biotechnology  —  0 .7%
Genus PLC ............................ 6,310 247,169
OXB
(c)
............................... 8,016 70,888
318,057
a
Broadline Retail  —  0 .6%
B&M European Value Retail PLC ............. 95,314 244,960
THG PLC
(c)
............................ 60,856 28,537
273,497
a
Building Products  —  0 .7%
Genuit Group PLC ....................... 23,630 121,730
Volution Group PLC ...................... 18,816 180,545
302,275
a
Capital Markets  —  13 .7%
Aberdeen Group PLC ..................... 174,568 517,272
AJ Bell PLC ........................... 32,299 189,085
Ashmore Group PLC ..................... 40,556 130,080
Bridgepoint Group PLC
(b)
................... 23,478 79,132
CMC Markets PLC
(b)
...................... 9,133 40,001
Foresight Group Holdings Ltd. ............... 7,823 43,200
Georgia Capital PLC
(c)
.................... 2,806 140,828
ICG PLC ............................. 27,563 620,450
IG Group Holdings PLC ................... 32,137 563,697
IntegraFin Holdings PLC ................... 28,279 120,917
Investec PLC .......................... 55,066 476,427
IP Group PLC
(c)
......................... 83,780 63,380
JTC PLC
(b)
............................ 14,714 258,574
Jupiter Fund Management PLC .............. 42,613 107,636
Man Group PLC ........................ 109,181 393,371
Molten Ventures PLC
(c)
.................... 15,164 94,933
Ninety One PLC ........................ 26,753 90,514
Plus500 Ltd. ........................... 6,671 359,228
Polar Capital Holdings PLC ................. 8,627 73,935
Quilter PLC
(b)
.......................... 133,159 351,726
Rathbones Group PLC .................... 6,162 187,478
St. James's Place PLC .................... 49,989 905,168
TP ICAP Group PLC ..................... 70,614 241,067
Security Shares Value
a
Capital Markets (continued)
XPS Pensions Group PLC .................. 18,772 $ 78,677
6,126,776
a
Chemicals  —  2 .6%
Croda International PLC ................... 12,580 525,126
Elementis PLC ......................... 53,981 120,761
Johnson Matthey PLC .................... 15,938 432,608
Victrex PLC ........................... 7,845 74,746
1,153,241
a
Commercial Services & Supplies  —  1 .7%
Johnson Service Group PLC ................ 35,915 70,762
Mitie Group PLC ........................ 119,043 289,734
Serco Group PLC ....................... 95,096 386,006
746,502
a
Construction & Engineering  —  2 .6%
Balfour Beatty PLC ...................... 46,693 478,339
Keller Group PLC ....................... 6,653 181,310
Kier Group PLC ......................... 39,812 127,448
Morgan Sindall Group PLC ................. 4,327 288,649
Renew Holdings PLC ..................... 7,508 94,853
1,170,599
a
Construction Materials  —  1 .2%
Breedon Group PLC ...................... 26,299 126,811
Ibstock PLC
(b)
.......................... 37,430 66,922
Marshalls PLC .......................... 21,408 51,873
RHI Magnesita N.V. ...................... 2,019 90,517
SigmaRoc PLC
(c)
........................ 95,155 190,311
526,434
a
Consumer Staples Distribution & Retail  —  0 .3%
Ocado Group PLC
(c)
...................... 51,759 147,155
a
Distributors  —  0 .8%
Inchcape PLC .......................... 31,164 373,154
a
Diversified Consumer Services  —  0 .1%
ME GROUP INTERNATIONAL PLC ........... 21,088 38,880
a
Diversified REITs  —  1 .8%
British Land Co. PLC (The) ................. 94,821 521,297
Shaftesbury Capital PLC ................... 138,923 288,509
809,806
a
Diversified Telecommunication Services  —  1 .6%
Gamma Communications PLC ............... 8,738 105,747
Helios Towers PLC
(c)
...................... 75,074 201,949
Zegona Communications PLC ............... 17,752 403,111
710,807
a
Electrical Equipment  —  0 .4%
DiscoverIE Group PLC .................... 9,198 81,316
Volex PLC ............................ 13,165 85,693
167,009
a
Electronic Equipment, Instruments & Components  —  0 .9%
Oxford Instruments PLC ................... 5,320 189,275
Renishaw PLC ......................... 3,451 199,617
388,892
a
Energy Equipment & Services  —  0 .2%
Hunting PLC ........................... 11,908 82,925
a

Schedule of Investments
(unaudited) (continued)
February 28, 2026
iShares
®
MSCI United Kingdom Small-Cap ETF
(Percentages shown are based on Net Assets)
4
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Financial Services  —  1 .2%
OSB Group PLC ........................ 33,714 $ 277,000
Paragon Banking Group PLC ................ 18,207 209,911
WAG Payment Solutions PLC ............... 19,700 29,867
516,778
a
Food Products  —  2 .3%
Cranswick PLC ......................... 4,890 357,838
Greencore Group PLC .................... 53,437 194,439
Hilton Food Group PLC .................... 7,544 53,782
MP Evans Group PLC .................... 3,717 74,509
Premier Foods PLC ...................... 61,795 164,391
Tate & Lyle PLC ......................... 35,908 182,049
1,027,008
a
Ground Transportation  —  0 .6%
Firstgroup PLC ......................... 53,348 132,142
Zigup PLC ............................ 21,702 120,058
252,200
a
Health Care Equipment & Supplies  —  1 .3%
Advanced Medical Solutions Group PLC ........ 21,110 60,976
Convatec Group PLC
(b)
.................... 151,944 524,237
585,213
a
Health Care Providers & Services  —  0 .4%
CVS Group PLC ........................ 6,682 119,835
Spire Healthcare Group PLC
(b)
............... 24,827 68,106
187,941
a
Health Care REITs  —  1 .0%
Primary Health Properties PLC ............... 246,107 359,195
Target Healthcare REIT PLC ................ 58,739 85,210
444,405
a
Health Care Technology  —  0 .1%
Craneware PLC ......................... 2,730 55,738
a
Hotels, Restaurants & Leisure  —  3 .3%
Carnival PLC .......................... 13,118 414,446
Domino's Pizza Group PLC ................. 34,674 93,655
Greggs PLC ........................... 9,697 207,469
Hollywood Bowl Group PLC ................. 15,623 55,899
J D Wetherspoon PLC .................... 6,813 66,429
Mitchells & Butlers PLC
(c)
.................. 25,585 103,784
Playtech PLC .......................... 24,932 118,419
PPHE Hotel Group Ltd. .................... 2,183 58,955
Rank Group PLC ........................ 17,711 22,579
SSP Group PLC ........................ 75,068 208,008
Trainline PLC
(b) (c)
........................ 37,660 99,280
Young & Co's Brewery PLC , Class A
(a)
.......... 3,211 38,253
1,487,176
a
Household Durables  —  5 .4%
Bellway PLC ........................... 11,144 416,627
Berkeley Group Holdings PLC ............... 9,017 524,333
Crest Nicholson Holdings PLC ............... 21,734 44,607
Persimmon PLC ........................ 30,412 616,823
Taylor Wimpey PLC ...................... 336,183 510,314
Vistry Group PLC
(c)
....................... 30,314 284,098
2,396,802
a
Independent Power and Renewable Electricity Producers  —  0 .9%
Drax Group PLC ........................ 32,242 385,410
a
Industrial Conglomerates  —  0 .9%
Metlen Energy & Metals PLC
(c)
............... 9,495 398,214
a
Security Shares Value
a
Industrial REITs  —  2 .5%
LondonMetric Property PLC ................. 211,217 $ 609,603
Tritax Big Box REIT PLC ................... 211,731 490,541
1,100,144
a
Insurance  —  5 .0%
Beazley PLC ........................... 56,855 968,741
Chesnara PLC ......................... 21,898 95,996
Conduit Holdings Ltd. ..................... 13,064 76,620
Hiscox Ltd. ............................ 30,808 641,875
Just Group PLC ......................... 88,656 259,124
Lancashire Holdings Ltd. ................... 20,827 188,052
2,230,408
a
Interactive Media & Services  —  1 .6%
Baltic Classifieds Group PLC ................ 42,700 106,688
MONY Group PLC ....................... 47,446 109,999
Rightmove PLC ......................... 72,315 435,741
Trustpilot Group PLC
(b) (c)
................... 33,635 66,632
719,060
a
IT Services  —  1 .3%
Computacenter PLC ...................... 6,045 257,733
Kainos Group PLC ....................... 7,926 80,143
NCC Group PLC ........................ 25,040 44,244
Softcat PLC ........................... 12,325 189,669
571,789
a
Leisure Products  —  1 .7%
Games Workshop Group PLC ............... 3,134 753,837
a
Life Sciences Tools & Services  —  0 .2%
Oxford Nanopore Technologies PLC
(a) (c)
......... 40,934 73,366
a
Machinery  —  6 .4%
Bodycote PLC .......................... 16,423 172,633
IMI PLC .............................. 23,425 908,881
Morgan Advanced Materials PLC ............. 26,244 85,413
Rotork PLC ............................ 78,501 406,404
Vesuvius PLC .......................... 18,828 126,716
Weir Group PLC (The) .................... 24,620 1,167,735
2,867,782
a
Marine Transportation  —  0 .4%
Clarkson PLC .......................... 2,785 159,222
a
Media  —  2 .7%
4imprint Group PLC ...................... 2,672 141,904
Canal+ SA
(c)
........................... 65,094 270,346
Future PLC ............................ 9,013 50,480
ITV PLC .............................. 320,770 343,366
WPP PLC ............................. 102,309 378,321
1,184,417
a
Metals & Mining  —  2 .7%
ATALAYA MINING COPPER SA .............. 9,344 128,776
Hill & Smith PLC ........................ 7,560 242,882
Hochschild Mining PLC .................... 31,713 344,916
Pan African Resources PLC ................ 192,262 464,508
1,181,082
a
Multi-Utilities  —  0 .3%
Telecom Plus PLC ....................... 6,835 126,595
a
Office REITs  —  1 .1%
Derwent London PLC ..................... 10,117 246,436
Great Portland Estates PLC ................. 32,743 152,998

iShares
®
MSCI United Kingdom Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2026
(Percentages shown are based on Net Assets)
5
Schedule of Investments
Security Shares Value
a
Office REITs (continued)
Workspace Group PLC .................... 13,679 $ 79,268
478,702
a
Oil, Gas & Consumable Fuels  —  2 .6%
DCC PLC ............................. 8,101 564,899
Energean PLC ......................... 13,107 157,255
Harbour Energy PLC ..................... 53,293 182,791
Serica Energy PLC ...................... 24,091 78,406
Yellow Cake PLC
(b) (c)
...................... 22,745 194,644
1,177,995
a
Paper & Forest Products  —  1 .1%
Mondi PLC ............................ 41,862 500,438
a
Passenger Airlines  —  0 .8%
easyJet PLC ........................... 28,755 179,764
JET2 PLC ............................. 9,184 155,187
334,951
a
Pharmaceuticals  —  0 .6%
Hikma Pharmaceuticals PLC ................ 15,782 279,894
a
Professional Services  —  0 .4%
GlobalData PLC
(a)
....................... 25,068 28,597
Hays PLC ............................. 151,656 82,410
Pagegroup PLC ......................... 27,906 70,477
181,484
a
Real Estate Management & Development  —  1 .4%
International Workplace Group PLC ........... 70,586 211,872
Savills PLC ............................ 13,158 179,806
Sirius Real Estate Ltd. .................... 143,503 216,406
608,084
a
Residential REITs  —  1 .0%
Grainger PLC .......................... 66,814 172,880
Home REIT PLC
(c) (d)
...................... 103,572 12,730
UNITE Group PLC (The) ................... 41,407 280,673
466,283
a
Retail REITs  —  0 .9%
Hammerson PLC ........................ 50,417 249,595
Supermarket Income REIT PLC .............. 118,188 141,119
390,714
a
Software  —  0 .5%
Alfa Financial Software Holdings PLC
(b)
......... 12,527 32,273
Bytes Technology Group PLC ............... 21,293 86,677
Cerillion PLC ........................... 2,064 43,253
GB Group PLC ......................... 22,523 61,884
224,087
a
Specialized REITs  —  1 .1%
Big Yellow Group PLC .................... 17,732 247,554
Safestore Holdings PLC ................... 20,721 221,443
468,997
a
Specialty Retail  —  2 .2%
AO World PLC
(c)
........................ 29,950 39,837
Currys PLC ............................ 94,896 206,206
Dunelm Group PLC ...................... 12,432 168,880
Frasers Group PLC
(c)
..................... 10,657 100,805
Moonpig Group PLC ...................... 28,204 84,000
Pets at Home Group PLC .................. 42,708 119,978
Security Shares Value
a
Specialty Retail (continued)
Watches of Switzerland Group PLC
(b) (c)
......... 21,019 $ 144,604
WH Smith PLC ......................... 11,992 111,653
975,963
a
Technology Hardware, Storage & Peripherals  —  0 .1%
Raspberry PI Holdings PLC
(a) (c)
............... 6,425 32,314
a
Textiles, Apparel & Luxury Goods  —  1 .8%
Burberry Group PLC
(c)
.................... 34,235 535,223
Coats Group PLC ....................... 181,835 228,381
Dr Martens PLC ......................... 54,543 50,640
814,244
a
Trading Companies & Distributors  —  5 .5%
Diploma PLC .......................... 12,738 972,996
Grafton Group PLC , CDI ................... 16,330 218,037
Howden Joinery Group PLC ................ 51,120 666,124
RS GROUP PLC ........................ 44,957 422,379
Travis Perkins PLC ...................... 20,153 188,910
2,468,446
a
Water Utilities  —  0 .8%
Pennon Group PLC ...................... 44,760 361,650
a
a
Total Common Stocks — 99.5%
(Cost: $ 44,172,028 ) ................................ 44,302,363
a
Rights
Food Products  —  0 .0%
Greencore Group CVR
(c) (d)
.................. 21,565 581
a
a
Total Rights — 0.0%
(Cost: $ 608 ) ..................................... 581
Total Long-Term Investments — 99.5%
(Cost: $ 44,172,636 ) ................................ 44,302,944
a
Short-Term Securities
Money Market Funds  —  0 .3%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.84%
(e) (f) (g)
..................... 137,315 137,384
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.64%
(e) (f)
............................ 18,305 18,305
a
Total Short-Term Securities — 0.3%
(Cost: $ 155,689 ) .................................. 155,689
Total Investments — 99.8%
(Cost: $ 44,328,325 ) ................................ 44,458,633
Other Assets Less Liabilities — 0 .2% .................... 101,112
Net Assets — 100.0% ................................ $ 44,559,745
(a)
All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Non-income producing security.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
February 28, 2026
iShares
®
MSCI United Kingdom Small-Cap ETF
6
2026
iShares Semi-Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
For the period ended February 28, 2026, the effect of derivative financial instruments in the Statement of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
02/28/26
  Shares Held
at 02/28/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 6,067 $ 131,321
(a)
$ — $ (4) $ — $ 137,384 137,315 $ 9,956
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 22,123 — (3,818)
(a)
— — 18,305 18,305 456 —
$ — $ (4) $ —
$ 155,689
$ 10,412 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
FTSE 250 Index ...................................................................... 4 03/20/26 $ 256 $ 9,338
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 9,338 $ — $ — $ — $ 9,338
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ (4,958) $ — $ — $ — $ (4,958)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 11,262 $ — $ — $ — $ 11,262

iShares
®
MSCI United Kingdom Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2026
7
Schedule of Investments
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 216,045
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 9,466,075  $ 34,823,558  $ 12,730  $ 44,302,363
Rights ................................................ —  —  581  581
Short-Term Securities
Money Market Funds ...................................... 155,689  —  —  155,689
$ 9,621,764  $ 34,823,558  $ 13,311  $ 44,458,633
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 9,338  $ —  $ —  $ 9,338
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2026
iShares Semi-Annual Financial Statements and Additional Information
Statement of Assets and Liabilities
(unaudited)
February 28, 2026
See notes to financial statements.
iShares
MSCI United
Kingdom Small-Cap
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
.................................................................................... $ 44,302,944
Investments, at value — affiliated
(c)
....................................................................................... 155,689
Foreign currency collateral pledged:
(d)
Futures contracts ................................................................................................. 8,086
Foreign currency, at value
(e)
............................................................................................ 98,417
Receivables:
Investments sold ................................................................................................. 1,525,554
Securities lending income — affiliated ................................................................................... 403
Dividends — unaffiliated ............................................................................................ 39,908
Dividends — affiliated .............................................................................................. 85
Tax reclaims .................................................................................................... 12,053
Variation margin on futures contracts .................................................................................... 927
Total assets ......................................................................................................
46,144,066
LIABILITIES
Collateral on securities loaned .......................................................................................... 138,240
Payables:
Investments purchased ............................................................................................. 1,426,018
Investment advisory fees ............................................................................................ 20,063
Total liabilities .....................................................................................................
1,584,321
Commitments and contingent liabilities
NET ASSETS .....................................................................................................
$ 44,559,745
NET ASSETS CONSIST OF:
Paid-in capital ..................................................................................................... $ 66,396,398
Accumulated loss .................................................................................................. (21,836,653)
NET ASSETS .....................................................................................................
$ 44,559,745
NET ASSET VALUE
Shares outstanding ................................................................................................. 1,000,000
Net asset value .................................................................................................... $ 44.56
Shares authorized .................................................................................................. Unlimited
Par value ........................................................................................................ None
(a)
Securities loaned, at value .......................................................................................... $ 128,086
(b)
Investments, at cost — unaffiliated ..................................................................................... $ 44,172,636
(c)
Investments, at cost — affiliated ....................................................................................... $ 155,689
(d)
Foreign currency collateral pledged, at cost ............................................................................... $ 7,914
(e)
  Foreign currency, at cost ............................................................................................ $ 98,187

9
Statement of Operations
Statement of Operations
(unaudited)
Six Months Ended February 28, 2026
See notes to financial statements.
iShares
MSCI United
Kingdom Small-Cap
ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................ $ 464,581
Dividends — affiliated .............................................................................................. 456
Interest — unaffiliated .............................................................................................. 269
Securities lending income — affiliated — net ............................................................................... 9,956
Foreign taxes withheld ............................................................................................. (17,107)
Total investment income ..............................................................................................
458,155
EXPENSES
Investment advisory ............................................................................................... 124,232
Commitment costs ................................................................................................ 210
Interest expense ................................................................................................. 21
Total expenses .................................................................................................... 124,463
Net investment income ...............................................................................................
333,692
—
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................................................................... (611,416)
Investments — affiliated ........................................................................................... (4)
Foreign currency transactions ....................................................................................... (1,619)
Futures contracts ............................................................................................... (4,958)
In-kind redemptions — unaffiliated
(a)
................................................................................... 1,112,403
494,406
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................................................... 4,503,893
Foreign currency translations ....................................................................................... (255)
Futures contracts ............................................................................................... 11,262
4,514,900
Net realized and unrealized gain ........................................................................................
5,009,306
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................................
$ 5,342,998
(a)
See Note 2 of the Notes to Financial Statements.

10
2026
iShares Semi-Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
See notes to financial statements.
iShares
MSCI United Kingdom Small-Cap ETF
Six Months
Ended
02/28/26
(unaudited)
Year Ended
08/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ........................................................................... $ 333,692  $ 1,355,798
Net realized gain (loss) ........................................................................... 494,406  (2,953,407)
Net change in unrealized appreciation (depreciation) ....................................................... 4,514,900  2,733,932
Net increase in net assets resulting from operations ..........................................................
5,342,998  1,136,323
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ................................................
(823,974)
(b)
(1,781,720)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ................................................
(208,043) (21,444,045)
NET ASSETS
Total increase (decrease) in net assets .................................................................. 4,310,981  (22,089,442)
Beginning of period ...............................................................................
40,248,764  62,338,206
End of period ...................................................................................
$ 44,559,745  $ 40,248,764
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

11
Financial Highlights
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI United Kingdom Small-Cap ETF
Six Months
Ended
02/28/26
(unaudited)
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Year Ended
08/31/21
Net asset value, beginning of period .......
$ 40.25  $ 38.96  $ 32.83  $ 30.48  $ 50.22  $ 35.68
Net investment income
(a)
............... 0 .33  1 .14  0 .98  0 .90  0 .92  0 .86
Net realized and unrealized gain (loss)
(b)
.....
4 .80  1 .68  6 .21  2 .00  (18.83) 14.32
Net increase (decrease) from investment
operations .........................
5 .13  2 .82  7 .19  2 .90  (17.91) 15.18
Distributions from net investment income
(c)
..... ( 0 .82 )
(d)
( 1 .53 ) ( 1 .06 ) ( 0 .55 ) ( 1 .83 ) ( 0 .64 )
Net asset value, end of period ............
$ 44.56  $ 40.25  $ 38.96  $ 32.83  $ 30.48  $ 50.22
Total Return
(e)
– – – – – –
Based on net asset value ................
12.96%
(f)
7 .54% 22.34% 9 .55% (36.56) % 42.88%
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses .......................
0 .59%
(h)
0 .59% 0 .59% 0 .59% 0 .59% 0 .59%
Net investment income ..................
1 .58%
(h)
3 .04% 2 .86% 2 .84% 2 .23% 1 .94%
Supplemental Data
Net assets, end of period (000) ............
$ 44,560  $ 40,249  $ 62,338  $ 44,315  $ 47,240  $ 130,560
Portfolio turnover rate
(i)
..................
12% 26% 13% 22% 17% 15%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements
(unaudited)
12
2026
iShares Semi-Annual Financial Statements and Additional Information
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following fund (the “Fund”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the
Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2026, if any, are disclosed in the Statement of Assets and Liabilities.
The Fund files withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund.
Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
iShares ETF
Diversification
Classification
MSCI United Kingdom Small-Cap ................................................................................................ Diversified

Notes to Financial Statements
(unaudited) ( continued)
13
Notes to Financial Statements
Segment Reporting: The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of the Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other
BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and

Notes to Financial Statements
(unaudited) (continued)
14
2026
iShares Semi-Annual Financial Statements and Additional Information
a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan.
The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statement of Assets and Liabilities.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
MSCI United Kingdom Small-Cap
BofA Securities, Inc. .............................................. $ 30,403 $ (30,403) $ — $ —
Jefferies LLC ................................................... 27,285 (27,285) — —
Morgan Stanley ................................................. 56,284 (55,815) — 469
UBS AG ...................................................... 14,114 (14,114) — —
$ 128,086 $ (127,617)
$ —
$ 469
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s Statement of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of February 28, 2026. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(unaudited) ( continued)
15
Notes to Financial Statements
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA;
and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to the iShares MSCI United Kingdom Small-Cap ETF, BFA is entitled to an annual investment advisory fee of 0.59%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.
ETF Servicing Fees: The Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Fund does not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury,
managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee.
BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specific threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income – affiliated – net in its Statement of Operations. For the six months ended
February 28, 2026, the Fund paid BTC $1,864 for securities lending agent services.
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the six months ended February 28, 2026, transactions executed by the Fund pursuant to Rule 17a-7 under the 1940 Act were as follows:
The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
MSCI United Kingdom Small-Cap ............................................................
$ 1,772,347 $ 995,153 $ 424,316

Notes to Financial Statements
(unaudited) (continued)
16
2026
iShares Semi-Annual Financial Statements and Additional Information
7. Purchases and Sales
For the six months ended February 28, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended February 28, 2026, in-kind transactions were as follows:
8. Income Tax Information
The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Fund as of February 28, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
As of August 31, 2025, the Fund had non-expiring capital loss carryforwards of $21,321,845 available to offset future realized capital gains.
As of February 28, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Line of Credit
The Fund, along with certain other iShares funds (“Participating Funds”), is a party to a $900 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 14, 2026. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal
Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the six months ended February 28, 2026, the Fund did not borrow under the Syndicated Credit Agreement.
10. Principal Risks
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty
iShares ETF Purchases Sales
MSCI United Kingdom Small-Cap ............................................................................ $ 5,271,732  $ 5,727,357
iShares ETF In-kind Purchases In-kind Sales
MSCI United Kingdom Small-Cap ............................................................................ $ 4,135,651  $ 4,350,688
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
MSCI United Kingdom Small-Cap ..................................... $ 45,325,260  $ 7,814,399  $ (8,671,688) $ (857,289)

Notes to Financial Statements
(unaudited) ( continued)
17
Notes to Financial Statements
in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund's results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities.
The Fund invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Fund’s investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. Capital Share Transactions
Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.

Notes to Financial Statements
(unaudited) (continued)
18
2026
iShares Semi-Annual Financial Statements and Additional Information
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Fund using a clearing facility outside of the continuous net settlement process, the Fund, at its sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund
Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, the Fund’s custodian, and the Fund. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the
Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.
12. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
02/28/26
Year Ended
08/31/25
iShares ETF Shares Amount Shares Amount
MSCI United Kingdom Small-Cap
Shares sold ......................................................... 100,000  $ 4,167,712  —  $ —
Shares redeemed ..................................................... (100,000) (4,375,755) (600,000) (21,444,045)
—  $ (208,043) (600,000) $ (21,444,045)

Additional Information
19
Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Fund from BFA’s investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Glossary of Terms Used in these Financial Statements
20
2026
iShares Semi-Annual Financial Statements and Additional Information
Portfolio Abbreviation
CVR Contingent Value Rights
REIT Real Estate Investment Trust

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

February 28, 2026
2026 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
iShares Trust
iShares MSCI Saudi Arabia ETF | KSA | NYSE Arca
iShares MSCI UAE ETF | UAE | NASDAQ

Page
2

iShares
®
MSCI Saudi Arabia ETF
Schedule of Investments
(unaudited)
February 28, 2026
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
Common Stocks
Air Freight & Logistics  —  0 .5%
SAL Saudi Logistics Services ................. 73,634 $ 3,174,428
a
Banks  —  38 .3%
Al Rajhi Bank ........................... 3,557,656 95,409,622
Alinma Bank ............................ 2,465,540 18,313,434
Arab National Bank ....................... 1,814,098 9,951,756
Bank AlBilad ............................ 1,481,467 10,069,559
Bank Al-Jazira ........................... 1,265,562 3,889,727
Banque Saudi Fransi ...................... 2,468,520 13,037,875
Riyad Bank ............................. 2,959,402 21,837,682
Saudi Awwal Bank ........................ 2,026,559 18,450,540
Saudi Investment Bank (The) ................. 1,234,678 4,443,774
Saudi National Bank (The) ................... 5,240,308 58,230,301
253,634,270
a
Building Products  —  0 .3%
Bawan Co.
(a)
............................ 79,787 941,420
Saudi Ceramic Co. ........................ 133,088 924,131
1,865,551
a
Capital Markets  —  0 .7%
Derayah Financial Co. ..................... 138,728 849,229
Saudi Tadawul Group Holding Co. ............. 96,756 3,528,812
4,378,041
a
Chemicals  —  6 .5%
Advanced Petrochemical Co.
(a)
................ 281,966 1,778,591
National Industrialization Co.
(a)
................ 695,343 1,552,729
SABIC Agri-Nutrients Co. ................... 355,191 11,707,223
Sahara International Petrochemical Co. .......... 744,862 2,752,187
Saudi Basic Industries Corp. ................. 1,499,369 21,665,680
Saudi Industrial Investment Group ............. 705,753 2,430,006
Saudi Kayan Petrochemical Co.
(a)
.............. 236,224 302,767
Yanbu National Petrochemical Co. ............. 156,766 1,053,805
43,242,988
a
Commercial Services & Supplies  —  0 .3%
Catrion Catering Holding Co. ................. 85,673 1,741,338
a
Construction & Engineering  —  0 .2%
Al Babtain Power & Telecommunication Co. ....... 75,418 1,259,300
a
Construction Materials  —  1 .3%
Arabian Cement Co. ....................... 141,279 841,068
City Cement Co. ......................... 16,445 50,419
Eastern Province Cement Co. ................ 125,445 777,452
Qassim Cement Co. (The) ................... 127,438 1,435,674
Riyadh Cement Co. ....................... 155,776 974,026
Saudi Cement Co. ........................ 164,141 1,441,473
Southern Province Cement Co. ............... 180,380 1,033,980
Yamama Cement Co. ...................... 222,219 1,449,810
Yanbu Cement Co. ........................ 219,381 839,297
8,843,199
a
Consumer Finance  —  0 .1%
United International Holding Co.
(a)
.............. 21,759 781,145
a
Consumer Staples Distribution & Retail  —  0 .9%
Abdullah Al Othaim Markets Co. ............... 1,001,185 1,638,774
Al-Dawaa Medical Services Co. ............... 78,576 1,024,159
Almunajem Foods Co. ..................... 55,571 752,130
BinDawood Holding Co. .................... 769,617 901,263
Security Shares Value
a
Consumer Staples Distribution & Retail (continued)
Nahdi Medical Co. ........................ 72,162 $ 1,909,920
6,226,246
a
Diversified Consumer Services  —  0 .3%
Ataa Educational Co. ...................... 54,233 808,988
National Co. for Learning & Education ........... 41,237 1,242,310
2,051,298
a
Diversified REITs  —  0 .4%
Al Rajhi REIT ........................... 631,155 1,364,650
Jadwa REIT Saudi Fund .................... 431,381 1,344,839
2,709,489
a
Diversified Telecommunication Services  —  4 .5%
Etihad GO Telecom Co. .................... 43,513 999,685
Saudi Telecom Co. ........................ 2,550,148 28,408,686
29,408,371
a
Electric Utilities  —  0 .9%
Saudi Energy Co. ........................ 1,679,650 6,050,844
a
Electrical Equipment  —  0 .7%
Electrical Industries Co. .................... 1,111,279 4,363,040
a
Energy Equipment & Services  —  0 .7%
Ades Holding Co. ......................... 695,824 3,313,851
Arabian Drilling Co. ....................... 62,197 1,484,630
4,798,481
a
Food Products  —  2 .6%
Almarai Co. JSC ......................... 987,673 10,500,940
First Milling Co. .......................... 54,212 674,958
Modern Mills Co. ......................... 88,395 609,023
National Agriculture Development Co. (The)
(a)
...... 339,973 1,556,013
Saudia Dairy & Foodstuff Co. ................. 35,020 1,859,775
Savola Group (The)
(a)
...................... 324,528 1,948,452
17,149,161
a
Gas Utilities  —  0 .3%
National Gas & Industrialization Co. ............ 81,513 1,708,059
a
Ground Transportation  —  0 .4%
Lumi Rental Co.
(a)
........................ 56,790 586,399
Theeb Rent A Car Co. ..................... 93,812 794,619
United International Transportation Co. .......... 121,037 1,303,708
2,684,726
a
Health Care Providers & Services  —  3 .8%
Al Hammadi Holding ....................... 189,602 1,228,177
Almoosa Health Co. ....................... 25,248 994,166
Dallah Healthcare Co. ...................... 76,476 2,022,316
Dr Soliman Abdel Kader Fakeeh Hospital Co. ...... 142,544 1,131,159
Dr Sulaiman Al Habib Medical Services Group Co. .. 176,368 10,861,662
Middle East Healthcare Co. .................. 110,186 927,092
Mouwasat Medical Services Co. ............... 197,545 3,351,522
National Medical Care Co. ................... 48,228 1,594,030
Saudi Chemical Co. Holding ................. 912,337 1,788,920
Specialized Medical Co. .................... 192,377 954,821
24,853,865
a
Hotels, Restaurants & Leisure  —  1 .3%
Jabal Omar Development Co.
(a)
............... 1,147,774 4,549,806
Jahez International Co.
(a)
.................... 283,718 894,456
Leejam Sports Co. JSC .................... 59,531 1,303,011
Seera Group Holding
(a)
..................... 319,837 1,956,692
8,703,965
a

Schedule of Investments
(unaudited) (continued)
February 28, 2026
iShares
®
MSCI Saudi Arabia ETF
(Percentages shown are based on Net Assets)
4
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Independent Power and Renewable Electricity Producers  —  2 .1%
ACWA Power Co.
(a)
....................... 308,986 $ 13,627,134
a
Industrial Conglomerates  —  0 .4%
Astra Industrial Group Co. ................... 81,573 2,778,728
a
Insurance  —  2 .8%
Al Rajhi Co. for Co-operative Insurance
(a)
......... 81,282 1,611,070
Bupa Arabia for Cooperative Insurance Co. ....... 166,280 7,874,604
Co. for Cooperative Insurance (The) ............ 148,153 5,351,934
Rasan Information Technology Co.
(a)
............ 78,813 2,725,653
Saudi Reinsurance Co.
(a)
.................... 180,649 1,127,553
18,690,814
a
IT Services  —  1 .6%
Al Moammar Information Systems Co. ........... 34,350 1,412,179
Arabian Internet & Communications Services Co. ... 5,950 296,187
Elm Co. ............................... 48,369 8,245,623
Perfect Presentation For Commercial Services Co.
(a)
. 339,532 613,703
10,567,692
a
Media  —  0 .5%
Arabian Contracting Services Co.
(a)
............. 45,674 1,288,874
Saudi Research & Media Group
(a)
.............. 78,445 1,711,782
3,000,656
a
Metals & Mining  —  6 .8%
Advanced Building Industries Co.
(a)
............. 84,497 823,033
Al Masane Al Kobra Mining Co. ............... 79,001 2,056,924
East Pipes Integrated Co. for Industry ........... 36,463 1,363,368
Saudi Arabian Mining Co.
(a)
.................. 2,154,848 40,236,198
Saudi Steel Pipe Co. ...................... 67,679 693,499
45,173,022
a
Multi-Utilities  —  0 .2%
Power & Water Utility Co. for Jubail & Yanbu
(a)
..... 176,738 1,466,455
a
Oil, Gas & Consumable Fuels  —  11 .0%
Rabigh Refining & Petrochemical Co.
(a)
.......... 726,918 1,408,167
Saudi Arabian Oil Co.
(b)
..................... 10,682,126 71,191,359
72,599,526
a
Paper & Forest Products  —  0 .1%
Saudi Paper Manufacturing Co.
(a)
.............. 54,354 743,740
a
Passenger Airlines  —  0 .3%
flynas Co. SJSC
(a)
........................ 114,393 1,779,708
a
Personal Care Products  —  0 .2%
Al Majed for Oud Co. ...................... 25,726 1,137,609
a
Pharmaceuticals  —  0 .5%
Jamjoom Pharmaceuticals Factory Co. .......... 47,764 1,713,613
Middle East Pharmaceutical Co. ............... 23,184 643,705
Saudi Pharmaceutical Industries & Medical Appliances
Corp.
(a)
.............................. 147,262 1,100,901
3,458,219
a
Professional Services  —  0 .2%
Maharah Human Resources Co. ............... 611,986 982,206
Saudi Manpower Solutions Co. ............... 422,505 597,767
1,579,973
a
Real Estate Management & Development  —  3 .1%
Arabian Centres Co.
(b)
...................... 459,521 2,216,257
Arriyadh Development Co. ................... 273,695 1,316,269
Dar Al Arkan Real Estate Development Co.
(a)
...... 1,066,757 5,680,069
Emaar Economic City
(a)
..................... 450,833 1,027,242
Security Shares Value
a
Real Estate Management & Development (continued)
Knowledge Economic City Co.
(a)
............... 249,944 $ 818,597
Makkah Construction & Development Co. ........ 195,721 4,075,238
Retal Urban Development Co. , Class A .......... 549,711 1,963,364
Saudi Real Estate Co.
(a)
.................... 358,270 1,257,562
Taiba Investments Co. ..................... 270,564 2,440,604
20,795,202
a
Specialty Retail  —  1 .8%
Aldrees Petroleum and Transport Services Co. ..... 98,781 3,076,526
AlSaif Stores For Development & Investment Co.
(a)
.. 402,823 692,272
Fawaz Abdulaziz Al Hokair & Co.
(a)
............. 168,624 734,963
Jarir Marketing Co. ........................ 1,185,259 4,418,977
Saudi Automotive Services Co.
(a)
.............. 84,209 1,188,173
United Electronics Co. ..................... 86,338 1,902,063
12,012,974
a
Transportation Infrastructure  —  0 .4%
Saudi Ground Services Co. .................. 205,110 1,772,565
Sustained Infrastructure Holding Co. ............ 113,829 812,052
2,584,617
a
Water Utilities  —  0 .3%
AlKhorayef Water & Power Technologies Co. ...... 41,092 1,264,491
Miahona ............................... 159,459 660,731
1,925,222
a
Wireless Telecommunication Services  —  2 .4%
Etihad Etisalat Co. ........................ 758,992 12,991,869
Mobile Telecommunications Co. Saudi Arabia ...... 917,298 2,807,868
15,799,737
a
Total Long-Term Investments — 99.7%
(Cost: $ 527,700,445 ) ................................ 659,348,833
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.64%
(c) (d)
............................ 898,543 898,543
a
Total Short-Term Securities — 0.1%
(Cost: $ 898,543 ) ................................... 898,543
Total Investments — 99.8%
(Cost: $ 528,598,988 ) ................................ 660,247,376
Other Assets Less Liabilities — 0 .2% ..................... 1,353,039
Net Assets — 100.0% ................................. $ 661,600,415
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.

iShares
®
MSCI Saudi Arabia ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2026
5
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended February 28, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
02/28/26
  Shares Held
at 02/28/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency
Shares .......... $ 1,850,000  $ —  $ (951,457)
(a)
$ —  $ —  $ 898,543  898,543  $ 31,410  $ —
(a)
Represents net amount purchased (sold).
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets Index ............................................................. 25 03/20/26 $ 2,005 $ 26,492
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 26,492 $ — $ — $ — $ 26,492
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 132,441 $ — $ — $ — $ 132,441
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 13,828 $ — $ — $ — $ 13,828
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 2,001,073
a

Schedule of Investments
(unaudited) (continued)
February 28, 2026
iShares
®
MSCI Saudi Arabia ETF
6
2026
iShares Semi-Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 112,290,748  $ 547,058,085  $ —  $ 659,348,833
Short-Term Securities
Money Market Funds ...................................... 898,543  —  —  898,543
$ 113,189,291  $ 547,058,085  $ —  $ 660,247,376
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 26,492  $ —  $ —  $ 26,492
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
MSCI UAE ETF
Schedule of Investments
(unaudited)
February 28, 2026
(Percentages shown are based on Net Assets)
7
Schedule of Investments
Security Shares Value
a
Common Stocks
Air Freight & Logistics  —  1 .0%
Agility Global PLC ........................ 6,234,863 $ 2,342,498
a
Banks  —  34 .2%
Abu Dhabi Commercial Bank PJSC ............ 2,452,065 10,119,138
Abu Dhabi Islamic Bank PJSC ................ 1,445,135 10,035,068
Ajman Bank PJSC ........................ 2,742,757 1,187,292
Bank of Sharjah
(a)
......................... 2,732,339 967,055
Dubai Islamic Bank PJSC ................... 3,619,402 8,174,658
Emirates NBD Bank PJSC ................... 2,005,592 18,018,959
First Abu Dhabi Bank PJSC .................. 4,789,029 25,581,125
Sharjah Islamic Bank ...................... 2,473,107 2,524,918
76,608,213
a
Building Products  —  0 .5%
Ras Al Khaimah Ceramics PJSC .............. 1,583,939 1,103,742
a
Capital Markets  —  2 .0%
Al Waha Capital PJSC ..................... 2,791,551 1,679,504
Dubai Financial Market PJSC ................ 3,612,397 1,585,837
Investcorp Capital PLC ..................... 2,092,593 827,149
SHUAA CAPITAL PSC
(a)
.................... 7,234,409 446,800
4,539,290
a
Commercial Services & Supplies  —  1 .6%
Parkin Co. PJSC ......................... 1,349,933 2,166,403
Union Properties PJSC
(a)
.................... 5,892,579 1,453,473
3,619,876
a
Construction & Engineering  —  0 .5%
Alec Holdings PJSC
(a)
...................... 2,360,759 1,034,786
Arabtec Holding PJSC
(a) (b)
................... 2,433,366 7
1,034,793
a
Construction Materials  —  0 .1%
Apex Investment Co. PSC
(a)
.................. 134,915 131,130
a
Consumer Staples Distribution & Retail  —  1 .2%
Lulu Retail Holdings PLC ................... 5,445,320 1,630,213
Spinneys 1961 Holding PLC ................. 2,650,297 1,082,328
2,712,541
a
Diversified Consumer Services  —  0 .8%
Alef Education Holding PLC .................. 3,942,897 1,073,467
Taaleem Holdings PJSC .................... 642,230 694,151
1,767,618
a
Diversified Telecommunication Services  —  9 .7%
Emirates Telecommunications Group Co. PJSC .... 3,701,290 20,435,922
Space42 PLC
(a)
.......................... 2,903,659 1,230,749
21,666,671
a
Energy Equipment & Services  —  2 .7%
ADNOC Drilling Co. PJSC ................... 4,291,192 5,981,651
NMDC Energy ........................... 180,384 131,581
6,113,232
a
Financial Services  —  1 .0%
Amanat Holdings PJSC .................... 3,333,599 1,161,706
Amlak Finance PJSC
(a)
..................... 2,248,753 979,569
Gulf General Investment Co.
(a) (b)
............... 7,295,803 20
2,141,295
a
Food Products  —  0 .4%
Agthia Group PJSC ....................... 891,552 925,769
a
Security Shares Value
a
Ground Transportation  —  0 .6%
Dubai Taxi Co. PJSC ...................... 1,693,532 $ 1,242,733
a
Health Care Providers & Services  —  0 .0%
NMC Health PLC
(a) (b)
....................... 112,588 2
a
Hotels, Restaurants & Leisure  —  2 .1%
Abu Dhabi National Hotels ................... 15,855,751 2,245,561
Americana Restaurants International PLC - Foreign Co. 4,866,509 2,471,706
4,717,267
a
Industrial Conglomerates  —  1 .7%
Dubai Investments PJSC ................... 3,324,228 3,631,640
Modon Holding PSC
(a)
...................... 141,919 129,832
Two Point Zero Group PJSC
(a)
................ 240,221 130,080
3,891,552
a
Marine Transportation  —  0 .2%
Gulf Navigation Holding PJSC
(a)
............... 761,100 422,712
a
Multi-Utilities  —  2 .8%
Dubai Electricity & Water Authority PJSC ......... 7,678,977 6,274,904
a
Oil, Gas & Consumable Fuels  —  6 .0%
Adnoc Gas PLC .......................... 7,753,539 7,175,636
ADNOC Logistics & Services ................. 2,526,016 3,765,854
Dana Gas PJSC ......................... 9,908,970 2,538,583
13,480,073
a
Passenger Airlines  —  2 .2%
Air Arabia PJSC .......................... 3,401,021 5,010,914
a
Real Estate Management & Development  —  21 .7%
Aldar Properties PJSC ..................... 3,144,607 9,246,514
Deyaar Development PJSC .................. 3,162,508 886,833
Emaar Development PJSC .................. 751,507 3,959,015
Emaar Properties PJSC .................... 7,292,802 32,186,158
Eshraq Investments PJSC
(a)
.................. 6,206,392 802,958
RAK Properties PJSC
(a)
.................... 3,717,138 1,416,636
48,498,114
a
Residential REITs  —  0 .6%
Dubai Residential REIT ..................... 3,670,874 1,397,417
a
Software  —  0 .4%
Phoenix Group PLC
(a)
...................... 3,561,963 875,612
a
Specialty Retail  —  2 .2%
Abu Dhabi National Oil Co. for Distribution PJSC ... 4,427,977 4,822,125
a
Transportation Infrastructure  —  1 .9%
Salik Co. PJSC .......................... 2,493,946 4,345,504
a
Water Utilities  —  1 .5%
Emirates Central Cooling Systems Corp. ......... 4,121,813 1,997,476
National Central Cooling Co PJSC ............. 1,547,330 1,284,810
3,282,286
a
Total Long-Term Investments — 99.6%
(Cost: $ 180,216,156 ) ................................ 222,967,883

Schedule of Investments
(unaudited) (continued)
February 28, 2026
iShares
®
MSCI UAE ETF
(Percentages shown are based on Net Assets)
8
2026
iShares Semi-Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended February 28, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .4%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.64%
(c) (d)
............................ 981,933 $ 981,933
a
Total Short-Term Securities — 0.4%
(Cost: $ 981,933 ) ................................... 981,933
Security Value
Total Investments — 100 .0%
(Cost: $ 181,198,089 ) ................................ $ 223,949,816
Other Assets Less Liabilities — 0 .0% ..................... 44,126
Net Assets — 100.0% ................................. $ 223,993,942
(a)
Non-income producing security.
(b)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
02/28/26
  Shares Held
at 02/28/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency
Shares .......... $ 230,000  $ 751,933
(a)
$ —  $ —  $ —  $ 981,933  981,933  $ 19,259  $ —
(a)
Represents net amount purchased (sold).
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets Index ............................................................ 11 03/20/26 $ 882 $ (8,301)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 8,301 $ — $ — $ — $ 8,301
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 20,439 $ — $ — $ — $ 20,439
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ (7,208) $ — $ — $ — $ (7,208)

iShares
®
MSCI UAE ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2026
9
Schedule of Investments
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 475,458
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 103,622,277  $ 119,345,577  $ 29  $ 222,967,883
Short-Term Securities
Money Market Funds ...................................... 981,933  —  —  981,933
$ 104,604,210  $ 119,345,577  $ 29  $ 223,949,816
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (8,301) $ —  $ —  $ (8,301)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

10
2026
iShares Semi-Annual Financial Statements and Additional Information
Statements of Assets and Liabilities
(unaudited)
February 28, 2026
See notes to financial statements.
iShares
MSCI Saudi Arabia
ETF
iShares
MSCI UAE ETF
ASSETS
Investments, at value — unaffiliated
(a)
..................................................................... $ 659,348,833  $ 222,967,883
Investments, at value — affiliated
(b)
....................................................................... 898,543  981,933
Cash ........................................................................................... —  36,016
Cash pledged:
Futures contracts ................................................................................. 61,000  20,000
Foreign currency, at value
(c)
............................................................................ 191,244  378,981
Receivables:
Investments sold ................................................................................. 19,207,942  8,183,794
Dividends — unaffiliated ............................................................................ 1,058,123  617,988
Dividends — affiliated .............................................................................. 3,276  9,692
Total assets ......................................................................................
680,768,961  233,196,287
LIABILITIES
Payables:
Investments purchased ............................................................................. 18,780,363  9,081,555
Capital shares redeemed ............................................................................ —  42,453
Investment advisory fees ............................................................................ 382,933  76,481
Variation margin on futures contracts .................................................................... 5,250  1,856
Total liabilities .....................................................................................
19,168,546  9,202,345
Commitments and contingent liabilities
NET ASSETS .....................................................................................
$ 661,600,415  $ 223,993,942
NET ASSETS CONSIST OF:
Paid-in capital ..................................................................................... $ 639,016,575  $ 229,839,783
Accumulated earnings (loss) ........................................................................... 22,583,840  (5,845,841)
NET ASSETS .....................................................................................
$ 661,600,415  $ 223,993,942
NET ASSET VALUE
Shares outstanding ................................................................................. 17,700,000  10,600,000
Net asset value .................................................................................... $ 37.38  $ 21.13
Shares authorized .................................................................................. Unlimited Unlimited
Par value ........................................................................................ None None
(a)
Investments, at cost — unaffiliated ..................................................................... $ 527,700,445  $ 180,216,156
(b)
Investments, at cost — affiliated ....................................................................... $ 898,543  $ 981,933
(c)
  Foreign currency, at cost ............................................................................ $ 191,262  $ 378,970

11
Statements of Operations
Statements of Operations
(unaudited)
Six Months Ended February 28, 2026
See notes to financial statements.
iShares
MSCI Saudi Arabia
ETF
iShares
MSCI UAE ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................ $ 4,931,236  $ 1,100,626
Dividends — affiliated .............................................................................. 31,410  19,259
Interest — unaffiliated .............................................................................. 4,826  654
Foreign taxes withheld ............................................................................. (199,873) —
Total investment income ..............................................................................
4,767,599  1,120,539
EXPENSES
Investment advisory ............................................................................... 2,424,441  436,205
Commitment costs ................................................................................ 3,255  761
Interest expense ................................................................................. 7,589  53
Total expenses .................................................................................... 2,435,285  437,019
Net investment income ...............................................................................
2,332,314  683,520
—  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................................................... (15,234,894) 283,391
Foreign currency transactions ....................................................................... (125,295) (40,635)
Futures contracts ............................................................................... 132,441  20,439
(15,227,748) 263,195
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................................... 7,598,421  12,397,847
Foreign currency translations ....................................................................... (9,395) (7,651)
Futures contracts ............................................................................... 13,828  (7,208)
7,602,854  12,382,988
Net realized and unrealized gain (loss) ....................................................................
(7,624,894) 12,646,183
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....................................
$ (5,292,580) $ 13,329,703

12
2026
iShares Semi-Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
See notes to financial statements.
iShares
MSCI Saudi Arabia ETF
iShares
MSCI UAE ETF
Six Months
Ended
02/28/26
(unaudited)
Year Ended
08/31/25
Six Months
Ended
02/28/26
(unaudited)
Year Ended
08/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ....................................... $ 2,332,314  $ 19,298,480  $ 683,520  $ 4,951,643
Net realized gain (loss) ....................................... (15,227,748) (15,982,390) 263,195  (3,331,331)
Net change in unrealized appreciation (depreciation) ................... 7,602,854  (59,948,752) 12,382,988  25,786,431
Net increase (decrease) in net assets resulting from operations ..............
(5,292,580) (56,632,662) 13,329,703  27,406,743
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ............
(7,493,714)
(b)
(23,419,533) (1,487,870)
(b)
(4,446,152)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ............
104,059,063  37,258,318  44,109,449  109,426,988
NET ASSETS
Total increase (decrease) in net assets .............................. 91,272,769  (42,793,877) 55,951,282  132,387,579
Beginning of period ...........................................
570,327,646  613,121,523  168,042,660  35,655,081
End of period ...............................................
$ 661,600,415  $ 570,327,646  $ 223,993,942  $ 168,042,660
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

13
Financial Highlights
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI Saudi Arabia ETF
Six Months
Ended
02/28/26
(unaudited)
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Year Ended
08/31/21
Net asset value, beginning of period ......
$ 37.52  $ 42.28  $ 40.84  $ 44.53  $ 41.22  $ 28.70
Net investment income
(a)
.............. 0.14  1.20  0.99  0.91  0.69  0.71
Net realized and unrealized gain (loss)
(b)
....
0.16  (4.54) 1.60  (3.71) 3.23  12.27
Net increase (decrease) from investment
operations ........................
0.30  (3.34) 2.59  (2.80) 3.92  12.98
Distributions from net investment income
(c)
.... (0.44)
(d)
(1.42) (1.15) (0.89) (0.61) (0.46)
Net asset value, end of period ...........
$ 37.38  $ 37.52  $ 42.28  $ 40.84  $ 44.53  $ 41.22
Total Return
(e)
– – – – – –
Based on net asset value ...............
0.83%
(f)
(8.01)% 6.48% (6.20)% 9.60% 45.37%
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses ......................
0.74%
(h)
0.75% 0.75% 0.74% 0.74% 0.74%
Net investment income .................
0.71%
(h)
2.97% 2.38% 2.26% 1.56% 2.06%
Supplemental Data
Net assets, end of period (000) ...........
$ 661,600  $ 570,328  $ 613,122  $ 963,787  $ 1,135,603  $ 898,684
Portfolio turnover rate
( i )
.................
20% 24% 29% 11% 36% 13%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
( i )
Portfolio turnover rate excludes in-kind transactions, if any.

14
2026
iShares Semi-Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI UAE ETF
Six Months
Ended
02/28/26
(unaudited)
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Year Ended
08/31/21
Net asset value, beginning of period .......
$ 19.43  $ 14.86  $ 15.04  $ 16.16  $ 14.82  $ 10.91
Net investment income
(a)
............... 0.08  0.95  0.63  0.49  0.49  0.46
Net realized and unrealized gain (loss)
(b)
.....
1.81  4.23  (0.19) (1.19) 1.50  3.96
Net increase (decrease) from investment
operations .........................
1.89  5.18  0.44  (0.70) 1.99  4.42
Distributions from net investment income
(c)
..... (0.19)
(d)
(0.61) (0.62) (0.42) (0.65) (0.51)
Net asset value, end of period ............
$ 21.13  $ 19.43  $ 14.86  $ 15.04  $ 16.16  $ 14.82
Total Return
(e)
– – – – – –
Based on net asset value ................
9.85%
(f)
35.38% 3.34% (4.17)% 13.30% 40.74%
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses .......................
0.55%
(h)
0.59% 0.60% 0.59% 0.58% 0.57%
Net investment income ..................
0.86%
(h)
5.37% 4.32% 3.25% 2.93% 3.61%
Supplemental Data
Net assets, end of period (000) ............
$ 223,994  $ 168,043  $ 35,655  $ 36,840  $ 37,966  $ 23,718
Portfolio turnover rate
( i )
..................
25% 47% 43% 38% 52% 112%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
( i )
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements
(unaudited)
15
Notes to Financial Statements
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes:  Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2026, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash:  The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
iShares ETF
Diversification
Classification
MSCI Saudi Arabia ........................................................................................................... Non-diversified
MSCI UAE ................................................................................................................. Non-diversified

Notes to Financial Statements
(unaudited) (continued)
16
2026
iShares Semi-Annual Financial Statements and Additional Information
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each
Fund’s financial statements.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

Notes to Financial Statements
(unaudited) ( continued)
17
Notes to Financial Statements
4. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
5. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to the iShares MSCI Saudi Arabia ETF, BFA is entitled to an annual investment advisory fee of 0.74%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.
For its investment advisory services to the iShares MSCI UAE ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Prior to September 8, 2025, ETF Services were performed by State Street Bank and Trust Company.
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
Aggregate Average Daily Net Assets Investment Advisory Fees
First $2 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.7400%
Over $2 billion, up to and including $4 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.6900
Over $4 billion, up to and including $8 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.6400
Over $8 billion, up to and including $16 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.5700
Over $16 billion, up to and including $24 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.5100
Over $24 billion, up to and including $32 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4800
Over $32 billion, up to and including $40 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4500
Over $40 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4275

Notes to Financial Statements
(unaudited) (continued)
18
2026
iShares Semi-Annual Financial Statements and Additional Information
6. Purchases and Sales
For the six months ended February 28, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
There were no in-kind transactions for the six months ended February 28, 2026.
7. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of August 31, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
As of February 28, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. Line of Credit
The Funds, along with certain other iShares funds (“Participating Funds”), are parties to a $900 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 14, 2026. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S.
Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating
Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the six months ended February 28, 2026, the Funds did not borrow under the Syndicated Credit Agreement.
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
iShares ETF Purchases Sales
MSCI Saudi Arabia ....................................................................................... $ 220,799,200  $ 133,198,789
MSCI UAE ............................................................................................. 84,348,991  41,576,872
iShares ETF
Non-Expiring Capital
Loss Carryforwards
(a)
MSCI Saudi Arabia ..........................................................................................................
$ (72,599,628)
MSCI UAE ................................................................................................................
(39,882,885)
(a)
Amounts available to offset future realized capital gains.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
MSCI Saudi Arabia ................................................ $ 550,868,554  $ 173,590,695  $ (64,185,381) $ 109,405,314
MSCI UAE ...................................................... 190,844,627  44,178,820  (11,081,932) 33,096,888

Notes to Financial Statements
(unaudited) ( continued)
19
Notes to Financial Statements
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund's results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each
Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities.
The Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. Certain Asian countries have developed increasingly strained relationships with the U.S. or China; if these relations were to worsen, they could adversely affect Asian issuers that rely on the U.S. or
China for trade and the region as a whole. The Asian financial markets have experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.
The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund's portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

Notes to Financial Statements
(unaudited) (continued)
20
2026
iShares Semi-Annual Financial Statements and Additional Information
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or
Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
02/28/26
Year Ended
08/31/25
iShares ETF Shares Amount Shares Amount
MSCI Saudi Arabia
Shares sold ......................................................... 4,600,000  $ 184,401,506  3,600,000  $ 147,299,045
Shares redeemed ..................................................... (2,100,000) (80,342,443) (2,900,000) (110,040,727)
2,500,000  $ 104,059,063  700,000  $ 37,258,318
MSCI UAE
Shares sold ......................................................... 3,500,000  $ 73,833,136  7,550,000  $ 132,403,611
Shares redeemed ..................................................... (1,550,000) (29,723,687) (1,300,000) (22,976,623)
1,950,000  $ 44,109,449  6,250,000  $ 109,426,988

Additional Information
21
Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Glossary of Terms Used in these Financial Statements
22
2026
iShares Semi-Annual Financial Statements and Additional Information
Portfolio Abbreviation
JSC Joint Stock Company
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust
SJSC Simplified Joint Stock Company

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

February 28, 2026
2026 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
iShares Trust
iShares MSCI Finland ETF | EFNL | Cboe BZX Exchange
iShares MSCI Ireland ETF | EIRL | NYSE Arca

Page
2

iShares
®
MSCI Finland ETF
Schedule of Investments
(unaudited)
February 28, 2026
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
Common Stocks
Automobile Components  —  0 .9%
Nokian Renkaat OYJ ...................... 28,313 $ 356,193
a
Banks  —  18 .7%
Nordea Bank Abp ........................ 396,973 7,681,640
a
Broadline Retail  —  1 .2%
Puuilo OYJ ............................. 20,412 291,838
Tokmanni Group Corp.
(a)
.................... 20,167 190,839
482,677
a
Chemicals  —  1 .3%
Kemira OYJ ............................ 22,096 535,451
a
Communications Equipment  —  12 .2%
Nokia OYJ ............................. 652,729 5,009,707
a
Consumer Staples Distribution & Retail  —  2 .6%
Kesko OYJ , Class B ....................... 42,745 1,053,319
a
Containers & Packaging  —  2 .1%
Huhtamaki OYJ .......................... 16,925 632,147
Metsa Board OYJ , Class B
(a)
................. 57,896 214,892
847,039
a
Diversified Telecommunication Services  —  2 .8%
Elisa OYJ .............................. 22,142 1,137,304
a
Electric Utilities  —  3 .8%
Fortum OYJ ............................ 67,272 1,572,926
a
Electrical Equipment  —  0 .5%
Kempower OYJ
(a) (b)
........................ 12,183 186,699
a
Health Care Equipment & Supplies  —  0 .5%
Revenio Group OYJ ....................... 9,299 203,850
a
Household Durables  —  0 .5%
YIT OYJ
(b)
.............................. 59,760 201,122
a
Insurance  —  9 .0%
Mandatum OYJ .......................... 74,271 598,905
Sampo OYJ , Class A ...................... 280,313 3,106,734
3,705,639
a
IT Services  —  1 .1%
TietoEVRY OYJ .......................... 20,617 460,190
a
Leisure Products  —  0 .5%
Harvia OYJ ............................. 5,146 224,665
a
Machinery  —  23 .1%
Hiab OYJ , Class B ........................ 7,622 437,939
Kalmar OYJ , Class B ...................... 7,594 436,023
Kone OYJ , Class B ....................... 36,094 2,721,243
Konecranes OYJ ......................... 10,407 1,228,602
Metso OYJ ............................. 93,182 1,937,229
Valmet OYJ ............................ 24,309 813,968
Wartsila OYJ Abp ......................... 43,421 1,885,539
9,460,543
a
Metals & Mining  —  1 .3%
Outokumpu OYJ ......................... 76,325 515,353
a
Security Shares Value
a
Oil, Gas & Consumable Fuels  —  3 .9%
Neste OYJ ............................. 63,649 $ 1,590,515
a
Paper & Forest Products  —  7 .4%
Stora Enso OYJ , Class R ................... 89,773 1,217,740
UPM-Kymmene OYJ ...................... 56,490 1,798,936
3,016,676
a
Passenger Airlines  —  0 .4%
Finnair OYJ
(b)
........................... 43,842 179,907
a
Pharmaceuticals  —  3 .2%
Orion OYJ , Class B ....................... 16,641 1,333,064
a
Real Estate Management & Development  —  1 .3%
Citycon OYJ
(b)
........................... 40,927 183,475
Kojamo OYJ
(b)
........................... 31,828 370,627
554,102
a
Software  —  1 .0%
Bittium OYJ ............................ 6,906 217,875
QT Group OYJ
(b)
......................... 7,246 187,376
405,251
a
Textiles, Apparel & Luxury Goods  —  0 .5%
Marimekko OYJ .......................... 14,521 192,169
a
a
Total Long-Term Investments — 99.8%
(Cost: $ 34,111,423 ) ................................. 40,906,001
a
Short-Term Securities
Money Market Funds  —  0 .6%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.84%
(c) (d) (e)
...................... 239,047 239,167
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.64%
(c) (d)
............................ 20,295 20,295
a
Total Short-Term Securities — 0.6%
(Cost: $ 259,450 ) ................................... 259,462
Total Investments — 100.4%
(Cost: $ 34,370,873 ) ................................. 41,165,463
Liabilities in Excess of Other Assets — ( 0 .4 ) % ............... (164,558)
Net Assets — 100.0% ................................. $ 41,000,905
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
February 28, 2026
iShares
®
MSCI Finland ETF
4
2026
iShares Semi-Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended February 28, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
02/28/26
  Shares Held
at 02/28/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 529,473  $ —  $ (290,303)
(a)
$ 18  $ (21) $ 239,167  239,047  $ 665
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 11,303  8,992
(a)
—  —  —  20,295  20,295  262  —
$ —  $ 18  $ (21)
$ 259,462
$ 927  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro STOXX 50 Index .................................................................. 1 03/20/26 $ 73 $ 1,282
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 1,282 $ — $ — $ — $ 1,282
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 16,221 $ — $ — $ — $ 16,221
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ (1,270) $ — $ — $ — $ (1,270)

iShares
®
MSCI Finland ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2026
5
Schedule of Investments
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 69,271
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,063,815  $ 39,842,186  $ —  $ 40,906,001
Short-Term Securities
Money Market Funds ...................................... 259,462  —  —  259,462
$ 1,323,277  $ 39,842,186  $ —  $ 41,165,463
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 1,282  $ —  $ —  $ 1,282
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
February 28, 2026
iShares
®
MSCI Ireland ETF
(Percentages shown are based on Net Assets)
6
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Banks  —  25 .4%
AIB Group PLC .......................... 985,461 $ 10,228,887
Bank of Ireland Group PLC .................. 491,339 9,567,005
Permanent TSB Group Holdings PLC
(a)
.......... 511,797 1,925,304
21,721,196
a
Beverages  —  1 .8%
C&C Group PLC ......................... 966,556 1,531,833
a
Building Products  —  4 .7%
Kingspan Group PLC ...................... 40,473 4,006,976
a
Containers & Packaging  —  2 .2%
Ardagh Metal Packaging SA ................. 383,359 1,859,291
a
Food Products  —  12 .5%
Dole PLC .............................. 165,416 2,653,273
Glanbia PLC ............................ 186,766 3,861,948
Kerry Group PLC , Class A ................... 42,842 3,806,749
Origin Enterprises PLC ..................... 69,949 350,443
10,672,413
a
Health Care Providers & Services  —  3 .2%
Uniphar PLC ............................ 561,025 2,696,446
a
Household Durables  —  7 .2%
Cairn Homes PLC ........................ 1,135,909 3,195,333
Glenveagh Properties PLC
(a) (b)
................ 1,117,640 2,977,961
6,173,294
a
Insurance  —  3 .8%
Aviva PLC ............................. 321,454 2,962,337
FBD Holdings PLC ........................ 16,026 321,917
3,284,254
a
Life Sciences Tools & Services  —  5 .0%
ICON PLC
(a)
............................ 39,278 4,247,523
a
Marine Transportation  —  0 .6%
Irish Continental Group PLC ................. 67,750 534,757
a
Security Shares Value
a
Media  —  0 .1%
Gambling.com Group Ltd.
(a)
.................. 11,605 $ 50,598
a
Oil, Gas & Consumable Fuels  —  4 .7%
Ardmore Shipping Corp. .................... 23,842 390,532
DCC PLC .............................. 52,631 3,670,066
4,060,598
a
Passenger Airlines  —  18 .3%
Ryanair Holdings PLC ..................... 482,968 15,607,147
a
Pharmaceuticals  —  1 .0%
GH Research PLC
(a)
....................... 56,627 840,911
a
Residential REITs  —  2 .0%
Irish Residential Properties REIT PLC ........... 1,367,914 1,735,936
a
Software  —  0 .2%
Fineos Corp. Ltd. , CDI
(a)
.................... 110,303 202,523
a
Trading Companies & Distributors  —  4 .0%
Grafton Group PLC , CDI .................... 257,697 3,440,753
a
a
Total Long-Term Investments — 96.7%
(Cost: $ 69,738,029 ) ................................. 82,666,449
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.64%
(c) (d)
............................ 46,438 46,438
a
Total Short-Term Securities — 0.1%
(Cost: $ 46,438 ) .................................... 46,438
Total Investments — 96.8%
(Cost: $ 69,784,467 ) ................................. 82,712,887
Other Assets Less Liabilities — 3 .2% ..................... 2,758,957
Net Assets — 100.0% ................................. $ 85,471,844
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
02/28/26
  Shares Held
at 02/28/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency
Shares .......... $ 24,441  $ 21,997
(a)
$ —  $ —  $ —  $ 46,438  46,438  $ 1,323  $ —
(a)
Represents net amount purchased (sold).

iShares
®
MSCI Ireland ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2026
7
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended February 28, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro STOXX 50 Index .................................................................. 38 03/20/26 $ 2,763 $ 23,818
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 23,818 $ — $ — $ — $ 23,818
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts .................................. $ — $ — $ 17,888 $ — $ — $ — $ 17,888
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts .................................. $ — $ — $ 27,098 $ — $ — $ — $ 27,098
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 1,480,131
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 21,559,446  $ 61,107,003  $ —  $ 82,666,449
Short-Term Securities
Money Market Funds ...................................... 46,438  —  —  46,438
$ 21,605,884  $ 61,107,003  $ —  $ 82,712,887
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 23,818  $ —  $ —  $ 23,818

Schedule of Investments
(unaudited) (continued)
February 28, 2026
iShares
®
MSCI Ireland ETF
8
2026
iShares Semi-Annual Financial Statements and Additional Information
See notes to financial statements.
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End  (continued)

Statements of Assets and Liabilities
Statements of Assets and Liabilities
(unaudited)
February 28, 2026
See notes to financial statements.
iShares
MSCI Finland ETF
iShares
MSCI Ireland ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
.................................................................... $ 40,906,001  $ 82,666,449
Investments, at value — affiliated
(c)
....................................................................... 259,462  46,438
Foreign currency collateral pledged:
(d)
Futures contracts ................................................................................. 5,908  15,361
Foreign currency, at value
(e)
............................................................................ 102,354  162,153
Receivables:
Investments sold ................................................................................. 1,865,268  3,646,440
Securities lending income — affiliated ................................................................... 286  —
Capital shares sold ................................................................................ —  2,288,878
Dividends — unaffiliated ............................................................................ —  26,063
Dividends — affiliated .............................................................................. 35  128
Tax reclaims .................................................................................... 8,621  23,673
Variation margin on futures contracts .................................................................... —  14,004
Foreign withholding tax claims ........................................................................ 6,120  —
Total assets ......................................................................................
43,154,055  88,889,587
LIABILITIES
Collateral on securities loaned .......................................................................... 238,842  —
Payables:
Investments purchased ............................................................................. 1,898,550  3,391,747
Investment advisory fees ............................................................................ 15,527  25,996
Variation margin on futures contracts .................................................................... 231  —
Total liabilities .....................................................................................
2,153,150  3,417,743
Commitments and contingent liabilities
NET ASSETS .....................................................................................
$ 41,000,905  $ 85,471,844
NET ASSETS CONSIST OF:
Paid-in capital ..................................................................................... $ 42,462,678  $ 77,556,083
Accumulated earnings (loss) ........................................................................... (1,461,773) 7,915,761
NET ASSETS .....................................................................................
$ 41,000,905  $ 85,471,844
NET ASSET VALUE
Shares outstanding ................................................................................. 800,000  1,150,000
Net asset value .................................................................................... $ 51.25  $ 74.32
Shares authorized .................................................................................. Unlimited Unlimited
Par value ........................................................................................ None None
(a)
Securities loaned, at value .......................................................................... $ 231,151  $ —
(b)
Investments, at cost — unaffiliated ..................................................................... $ 34,111,423  $ 69,738,029
(c)
Investments, at cost — affiliated ....................................................................... $ 259,450  $ 46,438
(d)
Foreign currency collateral pledged, at cost ............................................................... $ 5,776  $ 15,075
(e)
  Foreign currency, at cost ............................................................................ $ 102,045  $ 162,018

2026
iShares Semi-Annual Financial Statements and Additional Information
Statements of Operations
(unaudited)
Six Months Ended February 28, 2026
See notes to financial statements.
iShares
MSCI Finland ETF
iShares
MSCI Ireland ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................ $ 277,195  $ 434,285
Dividends — affiliated .............................................................................. 262  1,323
Interest — unaffiliated .............................................................................. 55  156
Securities lending income — affiliated — net ............................................................... 665  —
Foreign taxes withheld ............................................................................. (5,130) (9,675)
Total investment income ..............................................................................
273,047  426,089
EXPENSES
Investment advisory ............................................................................... 85,450  156,172
Professional .................................................................................... 2,350  —
Commitment costs ................................................................................ 147  305
Interest expense ................................................................................. —  2
Total expenses .................................................................................... 87,947  156,479
Net investment income ...............................................................................
185,100  269,610
—  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................................................... 59,122  523,945
Investments — affiliated ........................................................................... 18  —
Foreign currency transactions ....................................................................... 7,603  18,894
Futures contracts ............................................................................... 16,221  17,888
In-kind redemptions — unaffiliated
(a)
................................................................... 474,803  —
557,767  560,727
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................................... 5,999,933  6,238,042
Investments — affiliated ........................................................................... (21) —
Foreign currency translations ....................................................................... (7,958) (2,485)
Futures contracts ............................................................................... (1,270) 27,098
5,990,684  6,262,655
Net realized and unrealized gain ........................................................................
6,548,451  6,823,382
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................
$ 6,733,551  $ 7,092,992
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Changes in Net Assets
Statements of Changes in Net Assets
See notes to financial statements.
iShares
MSCI Finland ETF
iShares
MSCI Ireland ETF
Six Months
Ended
02/28/26
(unaudited)
Year Ended
08/31/25
Six Months
Ended
02/28/26
(unaudited)
Year Ended
08/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ....................................... $ 185,100  $ 1,028,698  $ 269,610  $ 2,067,385
Net realized gain ........................................... 557,767  353,066  560,727  6,178,786
Net change in unrealized appreciation (depreciation) ................... 5,990,684  2,044,965  6,262,655  (11,218,588)
Net increase (decrease) in net assets resulting from operations ..............
6,733,551  3,426,729  7,092,992  (2,972,417)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ............
(165,814)
(b)
(1,028,861) (668,786)
(b)
(1,930,447)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ....
5,180,201  (1,006,636) 18,558,716  (52,511,717)
NET ASSETS
Total increase (decrease) in net assets .............................. 11,747,938  1,391,232  24,982,922  (57,414,581)
Beginning of period ...........................................
29,252,967  27,861,735  60,488,922  117,903,503
End of period ...............................................
$ 41,000,905  $ 29,252,967  $ 85,471,844  $ 60,488,922
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

2026
iShares Semi-Annual Financial Statements and Additional Information
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI Finland ETF
Six Months
Ended
02/28/26
(unaudited)
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Year Ended
08/31/21
Net asset value, beginning of period ......
$ 41.79  $ 37.15  $ 34.48  $ 34.85  $ 52.00  $ 41.34
Net investment income
(a)
.............. 0 .26  1 .70  1 .57  1 .05  1 .73  1 .10
Net realized and unrealized gain (loss)
(b)
....
9 .46  4 .72  3 .09  ( 0 .47 ) (16.54) 10.93
Net increase (decrease) from investment
operations ........................
9 .72  6 .42  4 .66  0 .58  (14.81) 12.03
Distributions from net investment income
(c)
.... ( 0 .26 )
(d)
( 1 .78 ) ( 1 .99 ) ( 0 .95 ) ( 2 .34 ) ( 1 .37 )
Net asset value, end of period ...........
$ 51.25  $ 41.79  $ 37.15  $ 34.48  $ 34.85  $ 52.00
Total Return
(e)
– – – – – –
Based on net asset value ...............
23.31%
(f)
17.80% 13.87% 1 .53% (28.85) % 29.37%
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses ......................
0 .54%
(h) (i)
0 .54% 0 .55% 0 .56% 0 .57% 0 .55%
Total expenses excluding professional fees for
foreign withholding tax claims ...........
0 .53%
(h)
0 .53% 0 .53% 0 .53 % N/A  0 .53%
Net investment income .................
1 .15%
(h)
4 .53% 4 .51% 2 .92% 4 .05% 2 .39%
Supplemental Data
Net assets, end of period (000) ...........
$ 41,001  $ 29,253  $ 27,862  $ 20,691  $ 22,652  $ 31,198
Portfolio turnover rate
(j)
.................
9% 18% 29% 15% 20% 12%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Professional fees were not annualized in the calculation of the expense ratio. If this expense was annualized, the total expense would have been 0.55%.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI Ireland ETF
Six Months
Ended
02/28/26
(unaudited)
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Year Ended
08/31/21
Net asset value, beginning of period ......
$ 67.21  $ 69.36  $ 57.97  $ 42.16  $ 61.21  $ 42.50
Net investment income
(a)
.............. 0 .30  1 .87  1 .09  0 .64  0 .52  0 .32
Net realized and unrealized gain (loss)
(b)
....
7 .55  ( 2 .09 ) 11.28  15.63  (18.92) 18.74
Net increase (decrease) from investment
operations ........................
7 .85  ( 0 .22 ) 12.37  16.27  (18.40) 19.06
Distributions from net investment income
(c)
.... ( 0 .74 )
(d)
( 1 .93 ) ( 0 .98 ) ( 0 .46 ) ( 0 .65 ) ( 0 .35 )
Net asset value, end of period ...........
$ 74.32  $ 67.21  $ 69.36  $ 57.97  $ 42.16  $ 61.21
Total Return
(e)
– – – – – –
Based on net asset value ...............
11.68%
(f)
( 0 .13 ) % 21.43% 38.57% (30.16) % 44.90%
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses ......................
0 .49%
(h)
0 .50% 0 .50% 0 .50% 0 .50% 0 .50%
Net investment income .................
0 .84%
(h)
2 .95% 1 .73% 1 .23% 1 .02% 0 .62%
Supplemental Data
Net assets, end of period (000) ...........
$ 85,472  $ 60,489  $ 117,904  $ 98,549  $ 48,479  $ 82,630
Portfolio turnover rate
(i)
.................
22% 46% 87% 23% 33% 40%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements
(unaudited)
14
2026
iShares Semi-Annual Financial Statements and Additional Information
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes:  The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2026, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash:  The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
iShares ETF
Diversification
Classification
MSCI Finland ............................................................................................................... Non-diversified
MSCI Ireland ............................................................................................................... Non-diversified

Notes to Financial Statements
(unaudited) ( continued)
15
Notes to Financial Statements
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each
Fund’s financial statements.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

Notes to Financial Statements
(unaudited)(continued)
16
2026
iShares Semi-Annual Financial Statements and Additional Information
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
MSCI Finland
BofA Securities, Inc. .............................................. $ 12,583 $ (12,583) $ — $ —
Goldman Sachs & Co. LLC ......................................... 100,799 (100,799) — —
Morgan Stanley ................................................. 56,869 (56,869) — —
UBS AG ...................................................... 60,900 (60,900) — —
$ 231,151 $ (231,151)
$ —
$ —
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

Notes to Financial Statements
(unaudited) ( continued)
17
Notes to Financial Statements
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to the iShares MSCI Finland ETF, BFA is entitled to an annual investment advisory fee of 0.53%, accrued daily and paid monthly by the
Fund, based on the average daily net assets of the Fund.
For its investment advisory services to the iShares MSCI Ireland ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specific threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended February 28, 2026, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Aggregate Average Daily Net Assets Investment Advisory Fees
First $7 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.59%
Over $7 billion, up to and including $11 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.54
Over $11 billion, up to and including $24 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.49
Over $24 billion, up to and including $48 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.44
Over $48 billion, up to and including $72 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.40
Over $72 billion, up to and including $96 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.36
Over $96 billion . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.32
iShares ETF Amounts
MSCI Finland .............................................................................................................. $ 184

Notes to Financial Statements
(unaudited)(continued)
18
2026
iShares Semi-Annual Financial Statements and Additional Information
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the six months ended February 28, 2026, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the six months ended February 28, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended February 28, 2026, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of August 31, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains and qualified late-year losses as follows:
As of February 28, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
MSCI Finland ...........................................................................
$ 929,014 $ 2,139,822 $ 107,319
MSCI Ireland ...........................................................................
1,602,107 5,528,459 (533,790)
iShares ETF Purchases Sales
MSCI Finland ........................................................................................... $ 3,110,524  $ 2,965,572
MSCI Ireland ........................................................................................... 15,016,377  14,859,942
iShares ETF In-kind Purchases In-kind Sales
MSCI Finland ........................................................................................... $ 7,366,070  $ 2,199,470
MSCI Ireland ........................................................................................... 15,683,628  —
iShares ETF
Non-Expiring Capital
Loss Carryforwards
(a)
Qualified Late-Year
Ordinary Losses
(b)
MSCI Finland .............................................................................................
$ (8,276,210) $ (7,950)
MSCI Ireland .............................................................................................
(5,513,659) —
(a)
Amounts available to offset future realized capital gains.
(b)
The Fund has elected to defer these qualified late-year losses and recognize such losses in the next taxable year.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
MSCI Finland ......................................................... $ 34,919,862 $ 7,494,624 $ (1,247,741) $ 6,246,883
MSCI Ireland ......................................................... 70,141,939 16,337,795 (3,743,029) 12,594,766

Notes to Financial Statements
(unaudited) ( continued)
19
Notes to Financial Statements
9. Line of Credit
The Funds, along with certain other iShares funds (“Participating Funds”), are parties to a $900 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on October 14, 2026. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S.
Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating
Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.
During the six months ended February 28, 2026, the Funds did not borrow under the Syndicated Credit Agreement.
10. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities.

Notes to Financial Statements
(unaudited)(continued)
20
2026
iShares Semi-Annual Financial Statements and Additional Information
The Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds'
investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund's portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or
Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
Six Months Ended
02/28/26
Year Ended
08/31/25
iShares ETF Shares Amount Shares Amount
MSCI Finland
Shares sold ......................................................... 150,000  $ 7,389,502  500,000  $ 18,886,736
Shares redeemed ..................................................... (50,000) (2,209,301) (550,000) (19,893,372)
100,000  $ 5,180,201  (50,000) $ (1,006,636)
MSCI Ireland
Shares sold ......................................................... 250,000  $ 18,558,716  —  $ —
Shares redeemed ..................................................... —  —  (800,000) (52,511,717)
250,000  $ 18,558,716  (800,000) $ (52,511,717)

Notes to Financial Statements
(unaudited) ( continued)
21
Notes to Financial Statements
12. Foreign Withholding Tax Claims
The iShares MSCI Finland ETF has filed European Union Discrimination Claims (“ECJ Claims”) to recover taxes withheld by either Finland or Poland (the “ECJ Paying
Countries”) on dividend income based upon certain provisions in the Treaty on the Functioning of the European Union. The Fund has recorded receivables for all recoverable taxes withheld by the ECJ Paying Countries based upon previous determinations made by the local tax authorities. Professional and other fees associated with the filing of these claims for foreign withholding taxes have been approved by the Board as appropriate expenses of the Fund. Based upon the Fund’s evaluation of the facts and circumstances related to the outstanding ECJ Claims, ECJ Paying Countries’ tax claim receivables and related liabilities are disclosed in the Statements of Assets and
Liabilities. The collection of these receivables, and any payment of associated liabilities, depends upon future determinations made by the local tax authorities, the outcome of which is uncertain. If such future determinations are unfavorable, the potential negative impact to the Fund, as of February 28, 2026 is $6,120 or $0.01 per share.
13. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Additional Information
22
2026
iShares Semi-Annual Financial Statements and Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
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Changes in and Disagreements with Accountants
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Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Glossary of Terms Used in these Financial Statements
23
Glossary of Terms Used in these Financial Statements
Portfolio Abbreviation
REIT Real Estate Investment Trust

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February 28, 2026
2026 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
iShares Trust
iShares Climate Conscious & Transition MSCI USA ETF | USCL | NASDAQ
iShares ESG Advanced MSCI USA ETF | USXF | NASDAQ

Page
2

iShares
®
Climate Conscious & Transition MSCI USA ETF
Schedule of Investments
(unaudited)
February 28, 2026
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .1%
Rocket Lab Corp.
(a)
....................... 27,934 $ 1,930,239
a
Air Freight & Logistics  —  0 .4%
FedEx Corp. ............................ 13,001 5,031,387
United Parcel Service, Inc. , Class B ............ 42,930 4,978,163
10,009,550
a
Automobiles  —  3 .2%
General Motors Co. ....................... 54,194 4,265,610
Tesla, Inc.
(a)
............................. 164,217 66,098,984
70,364,594
a
Banks  —  4 .5%
Bank of America Corp. ..................... 398,036 19,834,134
Citigroup, Inc. ........................... 103,944 11,453,589
JPMorgan Chase & Co. .................... 158,145 47,490,943
U.S. Bancorp ........................... 90,175 4,928,966
Wells Fargo & Co. ........................ 182,349 14,852,326
98,559,958
a
Beverages  —  1 .6%
Coca-Cola Co. (The) ...................... 237,395 19,361,936
Keurig Dr Pepper, Inc. ..................... 74,437 2,253,952
PepsiCo, Inc. ........................... 79,425 13,481,600
35,097,488
a
Biotechnology  —  2 .7%
AbbVie, Inc. ............................ 102,675 23,828,814
Amgen, Inc. ............................ 31,289 12,145,138
Biogen, Inc.
(a)
........................... 8,546 1,639,294
Gilead Sciences, Inc. ...................... 72,079 10,736,167
Regeneron Pharmaceuticals, Inc. .............. 5,993 4,684,548
Vertex Pharmaceuticals, Inc.
(a)
................ 14,738 7,322,281
60,356,242
a
Broadline Retail  —  4 .5%
Amazon.com, Inc.
(a)
....................... 439,303 92,253,630
eBay, Inc. .............................. 26,252 2,385,257
MercadoLibre, Inc.
(a)
....................... 2,643 4,645,284
99,284,171
a
Building Products  —  0 .7%
Carlisle Companies, Inc. .................... 2,476 977,450
Carrier Global Corp. ....................... 44,267 2,850,795
Johnson Controls International PLC ............ 35,546 5,129,288
Lennox International, Inc. ................... 1,820 1,037,291
Trane Technologies PLC .................... 12,872 5,950,983
15,945,807
a
Capital Markets  —  4 .2%
Ameriprise Financial, Inc. ................... 5,288 2,485,995
Bank of New York Mellon Corp. (The) ........... 39,973 4,760,784
BlackRock, Inc.
(b)
......................... 8,572 9,114,007
Blackstone, Inc. .......................... 42,899 4,863,460
Carlyle Group, Inc. (The) .................... 13,618 708,000
Cboe Global Markets, Inc. ................... 6,122 1,834,886
Charles Schwab Corp. (The) ................. 98,071 9,336,359
CME Group, Inc. , Class A ................... 20,959 6,696,400
Goldman Sachs Group, Inc. (The) ............. 17,414 14,968,552
Intercontinental Exchange, Inc. ............... 33,122 5,436,314
Moody's Corp. ........................... 9,322 4,452,094
Morgan Stanley .......................... 68,970 11,484,195
Nasdaq, Inc. ............................ 26,660 2,334,883
Robinhood Markets, Inc. , Class A
(a)
............. 43,540 3,302,509
Security Shares Value
a
Capital Markets (continued)
S&P Global, Inc. ......................... 18,008 $ 7,957,375
State Street Corp. ........................ 16,344 2,102,165
T Rowe Price Group, Inc. ................... 12,549 1,187,512
93,025,490
a
Chemicals  —  1 .4%
Corteva, Inc. ............................ 39,035 3,127,484
DuPont de Nemours, Inc. ................... 24,025 1,202,211
Ecolab, Inc. ............................ 14,765 4,552,788
International Flavors & Fragrances, Inc. .......... 15,034 1,236,246
Linde PLC ............................. 27,148 13,793,356
PPG Industries, Inc. ....................... 13,161 1,622,356
Sherwin-Williams Co. (The) .................. 13,737 4,980,899
30,515,340
a
Commercial Services & Supplies  —  0 .8%
Cintas Corp. ............................ 20,858 4,195,170
Republic Services, Inc. , Class A ............... 12,585 2,881,965
Veralto Corp. ............................ 14,403 1,403,284
Waste Connections, Inc. .................... 14,943 2,572,139
Waste Management, Inc. .................... 23,410 5,638,064
16,690,622
a
Communications Equipment  —  1 .1%
Cisco Systems, Inc. ....................... 281,218 22,345,582
F5, Inc.
(a)
.............................. 4,143 1,124,245
23,469,827
a
Construction & Engineering  —  0 .3%
AECOM ............................... 7,737 758,071
Quanta Services, Inc.
(c)
..................... 8,670 4,881,904
5,639,975
a
Construction Materials  —  0 .4%
CRH PLC .............................. 38,958 4,674,181
Martin Marietta Materials, Inc. ................ 3,505 2,371,378
Vulcan Materials Co. ...................... 7,666 2,376,460
9,422,019
a
Consumer Finance  —  0 .4%
American Express Co. ..................... 32,006 9,886,653
a
Consumer Staples Distribution & Retail  —  1 .6%
Target Corp. ............................ 26,241 2,985,963
Walmart, Inc. ............................ 254,646 32,581,956
35,567,919
a
Containers & Packaging  —  0 .1%
Amcor PLC ............................. 26,727 1,294,388
Avery Dennison Corp. ...................... 4,457 875,132
Ball Corp. .............................. 14,744 989,765
3,159,285
a
Diversified Telecommunication Services  —  1 .4%
AT&T, Inc. .............................. 411,834 11,535,470
Comcast Corp. , Class A .................... 211,138 6,536,832
Verizon Communications, Inc. ................ 244,926 12,280,590
30,352,892
a
Electric Utilities  —  1 .8%
Constellation Energy Corp. .................. 17,896 5,903,532
Duke Energy Corp. ....................... 45,177 5,911,410
Eversource Energy ....................... 21,789 1,660,540
Exelon Corp. ............................ 58,726 2,905,175
NextEra Energy, Inc. ...................... 119,633 11,217,986
PG&E Corp. ............................ 127,846 2,429,074
Southern Co. (The) ....................... 63,975 6,229,886

Schedule of Investments
(unaudited) (continued)
February 28, 2026
iShares
®
Climate Conscious & Transition MSCI USA ETF
(Percentages shown are based on Net Assets)
4
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Electric Utilities (continued)
Xcel Energy, Inc. ......................... 34,388 $ 2,866,584
39,124,187
a
Electrical Equipment  —  1 .0%
AMETEK, Inc. ........................... 13,358 3,195,501
Eaton Corp. PLC ......................... 22,564 8,482,259
Emerson Electric Co. ...................... 32,624 4,918,068
Vertiv Holdings Co. , Class A ................. 21,108 5,380,218
21,976,046
a
Energy Equipment & Services  —  0 .4%
Baker Hughes Co. , Class A .................. 57,231 3,734,895
SLB Ltd. ............................... 86,561 4,444,042
8,178,937
a
Entertainment  —  1 .6%
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 12,278 1,124,542
Netflix, Inc.
(a)
............................ 246,138 23,688,321
Walt Disney Co. (The) ..................... 103,717 10,998,151
35,811,014
a
Financial Services  —  3 .1%
Apollo Global Management, Inc. ............... 25,247 2,640,836
Block, Inc. , Class A
(a)
...................... 31,655 2,016,423
Fidelity National Information Services, Inc. ........ 30,136 1,535,731
Fiserv, Inc.
(a)
............................ 31,530 1,964,004
Global Payments, Inc. ..................... 13,819 1,056,601
Mastercard, Inc. , Class A .................... 49,175 25,433,802
PayPal Holdings, Inc. ...................... 51,644 2,386,469
Visa, Inc. , Class A ........................ 97,939 31,354,191
68,388,057
a
Food Products  —  0 .4%
General Mills, Inc. ........................ 30,635 1,385,621
Hershey Co. (The) ........................ 8,616 2,035,789
McCormick & Co., Inc. , NVS ................. 14,783 1,050,184
Mondelez International, Inc. , Class A ............ 74,850 4,609,263
9,080,857
a
Gas Utilities  —  0 .1%
Atmos Energy Corp. ....................... 9,388 1,753,584
a
Ground Transportation  —  1 .3%
CSX Corp. ............................. 108,029 4,611,758
Norfolk Southern Corp. ..................... 12,989 4,088,158
Old Dominion Freight Line, Inc. ............... 10,891 2,211,418
Uber Technologies, Inc.
(a)
................... 114,746 8,654,143
Union Pacific Corp. ....................... 34,447 9,127,766
28,693,243
a
Health Care Equipment & Supplies  —  1 .2%
Abbott Laboratories ....................... 101,007 11,752,164
Becton Dickinson & Co. .................... 16,576 2,925,333
Boston Scientific Corp.
(a)
.................... 86,114 6,617,861
Edwards Lifesciences Corp.
(a)
................ 33,898 2,931,160
IDEXX Laboratories, Inc.
(a)
................... 4,622 3,035,406
27,261,924
a
Health Care Providers & Services  —  1 .3%
Elevance Health, Inc. ...................... 12,901 4,128,320
Labcorp Holdings, Inc. ..................... 4,885 1,412,351
McKesson Corp. ......................... 7,162 7,071,544
UnitedHealth Group, Inc. .................... 52,609 15,428,642
28,040,857
a
Security Shares Value
a
Health Care REITs  —  0 .4%
Healthpeak Properties, Inc. .................. 40,372 $ 713,777
Welltower, Inc. ........................... 39,864 8,256,632
8,970,409
a
Health Care Technology  —  0 .1%
Veeva Systems, Inc. , Class A
(a)
............... 9,006 1,639,182
a
Hotels, Restaurants & Leisure  —  2 .5%
Airbnb, Inc. , Class A
(a)
...................... 24,999 3,377,615
Booking Holdings, Inc. ..................... 1,881 7,974,217
Chipotle Mexican Grill, Inc. , Class A
(a)
........... 76,815 2,859,054
Domino's Pizza, Inc. ....................... 1,871 753,096
Expedia Group, Inc. ....................... 6,842 1,475,751
Flutter Entertainment PLC , Class DI
(a) (c)
.......... 9,691 1,028,603
Hilton Worldwide Holdings, Inc. ............... 13,504 4,210,277
Hyatt Hotels Corp. , Class A .................. 2,407 388,730
Las Vegas Sands Corp. .................... 17,916 1,016,196
Marriott International, Inc. , Class A ............. 13,257 4,530,315
McDonald's Corp. ........................ 41,343 14,100,444
Royal Caribbean Cruises Ltd. ................ 15,054 4,681,192
Starbucks Corp. .......................... 66,047 6,473,927
Yum! Brands, Inc. ........................ 16,134 2,713,093
55,582,510
a
Household Products  —  1 .4%
Church & Dwight Co., Inc. ................... 13,942 1,461,958
Clorox Co. (The) ......................... 6,974 886,814
Colgate-Palmolive Co. ..................... 44,432 4,404,988
Kimberly-Clark Corp. ...................... 19,164 2,135,636
Procter & Gamble Co. (The) ................. 135,744 22,696,397
31,585,793
a
Industrial Conglomerates  —  0 .2%
3M Co. ................................ 30,912 5,110,372
a
Industrial REITs  —  0 .3%
Prologis, Inc. ............................ 53,966 7,693,933
a
Insurance  —  1 .9%
American International Group, Inc. ............. 31,352 2,523,523
Aon PLC , Class A ........................ 11,850 3,975,320
Arch Capital Group Ltd.
(a)
................... 21,075 2,110,661
Arthur J Gallagher & Co. .................... 14,876 3,394,703
Chubb Ltd. ............................. 21,714 7,401,434
Cincinnati Financial Corp. ................... 9,064 1,486,315
Hartford Insurance Group, Inc. (The) ............ 16,215 2,283,558
Markel Group, Inc.
(a)
....................... 741 1,535,700
Marsh & McLennan Companies, Inc. ............ 28,469 5,316,301
Progressive Corp. (The) .................... 34,051 7,275,337
Travelers Companies, Inc. (The) ............... 12,948 3,996,271
Willis Towers Watson PLC ................... 5,619 1,714,750
43,013,873
a
Interactive Media & Services  —  9 .0%
Alphabet, Inc. , Class A ..................... 202,721 63,200,299
Alphabet, Inc. , Class C , NVS ................. 169,516 52,792,368
Meta Platforms, Inc. , Class A ................. 126,540 82,020,697
Pinterest, Inc. , Class A
(a)
.................... 34,315 587,816
Snap, Inc. , Class A , NVS
(a)
.................. 61,273 319,232
198,920,412
a
IT Services  —  1 .8%
Accenture PLC , Class A .................... 43,803 9,142,562
Cloudflare, Inc. , Class A
(a)
................... 22,491 3,872,725
Cognizant Technology Solutions Corp. , Class A ..... 34,548 2,225,928
Gartner, Inc.
(a)
........................... 5,141 808,165

iShares
®
Climate Conscious & Transition MSCI USA ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2026
(Percentages shown are based on Net Assets)
5
Schedule of Investments
Security Shares Value
a
IT Services (continued)
GoDaddy, Inc. , Class A
(a)
.................... 9,608 $ 837,433
International Business Machines Corp. .......... 66,537 15,982,853
Okta, Inc. , Class A
(a)
....................... 11,907 863,258
Snowflake, Inc. , Class A
(a)
................... 22,867 3,851,031
Twilio, Inc. , Class A
(a)
...................... 10,801 1,306,489
38,890,444
a
Life Sciences Tools & Services  —  1 .3%
Agilent Technologies, Inc. ................... 16,393 1,989,782
Danaher Corp. .......................... 36,938 7,780,620
Illumina, Inc.
(a)
........................... 8,898 1,196,425
IQVIA Holdings, Inc.
(a) (c)
..................... 9,860 1,763,067
Mettler-Toledo International, Inc.
(a)
............. 1,195 1,633,195
Thermo Fisher Scientific, Inc. ................. 21,819 11,370,099
Waters Corp.
(a)
.......................... 5,708 1,823,021
West Pharmaceutical Services, Inc. ............ 4,194 1,066,702
28,622,911
a
Machinery  —  2 .5%
Caterpillar, Inc. .......................... 27,185 20,193,834
Cummins, Inc. ........................... 8,028 4,687,308
Deere & Co. ............................ 14,921 9,395,903
Dover Corp. ............................ 7,943 1,791,146
Fortive Corp. ............................ 19,554 1,157,597
Graco, Inc. ............................. 9,676 908,770
IDEX Corp. ............................. 4,313 903,444
Ingersoll Rand, Inc. ....................... 22,918 2,157,501
PACCAR, Inc. ........................... 30,510 3,847,006
Parker-Hannifin Corp. ...................... 7,319 7,386,188
Xylem, Inc. ............................. 14,223 1,842,732
54,271,429
a
Media  —  0 .1%
Omnicom Group, Inc. ...................... 18,272 1,558,419
a
Metals & Mining  —  0 .4%
Newmont Corp. .......................... 63,526 8,258,380
a
Multi-Utilities  —  0 .6%
Ameren Corp. ........................... 15,749 1,784,047
CenterPoint Energy, Inc. .................... 37,884 1,647,954
Consolidated Edison, Inc. ................... 20,963 2,358,757
Dominion Energy, Inc. ...................... 49,608 3,132,249
Sempra ............................... 37,850 3,643,819
12,566,826
a
Oil, Gas & Consumable Fuels  —  3 .1%
ConocoPhillips .......................... 71,774 8,143,478
Diamondback Energy, Inc. ................... 10,827 1,884,764
EOG Resources, Inc. ...................... 31,548 3,914,476
EQT Corp. ............................. 36,008 2,211,612
Exxon Mobil Corp. ........................ 244,968 37,357,620
Kinder Morgan, Inc. ....................... 116,537 3,877,186
Occidental Petroleum Corp. .................. 43,002 2,282,546
ONEOK, Inc. ............................ 36,504 3,021,436
Williams Companies, Inc. (The) ............... 70,839 5,293,090
67,986,208
a
Personal Care Products  —  0 .2%
Estee Lauder Companies, Inc. (The) , Class A ...... 14,291 1,564,436
Kenvue, Inc. ............................ 111,555 2,132,931
3,697,367
a
Pharmaceuticals  —  5 .5%
Bristol-Myers Squibb Co. .................... 118,248 7,375,128
Eli Lilly & Co. ........................... 46,675 49,101,633
Security Shares Value
a
Pharmaceuticals (continued)
Johnson & Johnson ....................... 139,966 $ 34,771,754
Merck & Co., Inc. ......................... 144,173 17,851,501
Pfizer, Inc. ............................. 330,291 9,132,546
Zoetis, Inc. , Class A ....................... 25,562 3,351,178
121,583,740
a
Professional Services  —  0 .6%
Automatic Data Processing, Inc. ............... 23,500 5,037,460
Broadridge Financial Solutions, Inc. ............ 6,754 1,255,366
Equifax, Inc. ............................ 7,103 1,484,243
Jacobs Solutions, Inc. ...................... 6,929 955,232
Paychex, Inc. ........................... 18,722 1,753,315
TransUnion ............................. 11,273 885,494
Verisk Analytics, Inc. , Class A ................. 8,046 1,670,108
13,041,218
a
Real Estate Management & Development  —  0 .1%
CBRE Group, Inc. , Class A
(a)
................. 17,271 2,550,236
Zillow Group, Inc. , Class C , NVS
(a)
............. 9,550 426,121
2,976,357
a
Residential REITs  —  0 .1%
AvalonBay Communities, Inc. ................ 8,298 1,470,654
Equity Residential ........................ 20,956 1,324,629
2,795,283
a
Retail REITs  —  0 .4%
Kimco Realty Corp. ....................... 39,152 922,030
Realty Income Corp. ....................... 53,433 3,580,011
Regency Centers Corp. .................... 9,956 786,524
Simon Property Group, Inc. .................. 18,970 3,867,034
9,155,599
a
Semiconductors & Semiconductor Equipment  —  12 .5%
Advanced Micro Devices, Inc.
(a)
............... 115,871 23,198,533
Analog Devices, Inc. ....................... 34,872 12,407,109
Broadcom, Inc. .......................... 320,592 102,445,174
Marvell Technology, Inc. .................... 60,358 4,930,645
Microchip Technology, Inc. ................... 38,468 2,871,251
NVIDIA Corp. ........................... 676,657 119,896,854
QUALCOMM, Inc. ........................ 75,667 10,771,954
276,521,520
a
Software  —  10 .1%
Adobe, Inc.
(a)
............................ 29,787 7,816,407
Atlassian Corp. , Class A
(a)
................... 11,917 895,324
Autodesk, Inc.
(a)
.......................... 15,104 3,713,620
Cadence Design Systems, Inc.
(a)
.............. 19,372 5,838,721
Crowdstrike Holdings, Inc. , Class A
(a)
............ 17,947 6,675,925
Datadog, Inc. , Class A
(a)
.................... 22,028 2,466,255
Fortinet, Inc.
(a)
........................... 44,997 3,556,113
Gen Digital, Inc. .......................... 37,112 837,618
HubSpot, Inc.
(a)
.......................... 3,587 948,797
Intuit, Inc. .............................. 19,792 8,095,522
Microsoft Corp. .......................... 256,536 100,751,949
Oracle Corp. ............................ 122,692 17,839,417
Palantir Technologies, Inc. , Class A
(a)
........... 162,601 22,307,231
Palo Alto Networks, Inc.
(a)
................... 57,521 8,566,027
PTC, Inc.
(a)
............................. 8,542 1,337,592
Salesforce, Inc. .......................... 66,695 12,991,519
Samsara, Inc. , Class A
(a)
.................... 24,571 710,102
ServiceNow, Inc.
(a)
........................ 73,858 7,977,403
Synopsys, Inc.
(a)
......................... 13,617 5,637,438
Trimble, Inc.
(a)
........................... 16,785 1,122,413
Workday, Inc. , Class A
(a)
.................... 15,152 2,026,731

Schedule of Investments
(unaudited) (continued)
February 28, 2026
iShares
®
Climate Conscious & Transition MSCI USA ETF
(Percentages shown are based on Net Assets)
6
2026
iShares Semi-Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Software (continued)
Zscaler, Inc.
(a)
........................... 7,408 $ 1,088,902
223,201,026
a
Specialized REITs  —  1 .0%
American Tower Corp. ..................... 27,194 5,217,441
Crown Castle, Inc. ........................ 25,165 2,253,274
Digital Realty Trust, Inc. .................... 19,963 3,537,444
Equinix, Inc. ............................ 5,703 5,556,205
Iron Mountain, Inc. ........................ 17,163 1,859,268
Public Storage ........................... 9,158 2,812,055
21,235,687
a
Specialty Retail  —  1 .1%
Home Depot, Inc. (The) .................... 57,828 22,016,276
Ulta Beauty, Inc.
(a)
........................ 2,571 1,760,595
Williams-Sonoma, Inc. ..................... 6,932 1,425,566
25,202,437
a
Technology Hardware, Storage & Peripherals  —  0 .3%
Dell Technologies, Inc. , Class C ............... 22,580 3,343,647
Hewlett Packard Enterprise Co. ............... 94,990 2,039,435
IonQ, Inc.
(a) (c)
............................ 21,008 806,077
6,189,159
a
Textiles, Apparel & Luxury Goods  —  0 .3%
Deckers Outdoor Corp.
(a)
.................... 8,459 991,987
Lululemon Athletica, Inc.
(a)
................... 6,286 1,163,978
NIKE, Inc. , Class B ....................... 69,211 4,303,540
6,459,505
a
Security Shares Value
a
Water Utilities  —  0 .1%
American Water Works Co., Inc. ............... 11,367 $ 1,546,253
a
Wireless Telecommunication Services  —  0 .3%
T-Mobile U.S., Inc. ........................ 29,228 6,345,106
a
a
Total Long-Term Investments — 99.8%
(Cost: $ 1,770,577,391 ) ............................... 2,202,208,135
a
Short-Term Securities
Money Market Funds  —  0 .2%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.84%
(b) (d) (e)
..................... 1,931,814 1,932,780
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.64%
(b) (d)
............................ 1,300,023 1,300,023
a
Total Short-Term Securities — 0.2%
(Cost: $ 3,232,800 ) .................................. 3,232,803
Total Investments — 100.0%
(Cost: $ 1,773,810,191 ) ............................... 2,205,440,938
Other Assets Less Liabilities — 0 .0% ..................... 825,108
Net Assets — 100.0% ................................. $ 2,206,266,046
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
All or a portion of this security is on loan.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
02/28/26
  Shares Held
at 02/28/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 2,495,948 $ — $ (563,370)
(a)
$ 395 $ (193) $ 1,932,780 1,931,814 $ 6,096
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 3,651,271 — (2,351,248)
(a)
— — 1,300,023 1,300,023 53,964 —
BlackRock, Inc. .... 11,183,483 1,213,160 (2,706,301) 803,446 (1,379,781) 9,114,007 8,572 103,601 —
$ — $ 803,841 $ (1,379,974)
$ 12,346,810
$ 163,661 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index .................................................................. 10 03/20/26 $ 3,445 $ (22,255)

iShares
®
Climate Conscious & Transition MSCI USA ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2026
7
Schedule of Investments
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended February 28, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 22,255 $ — $ — $ — $ 22,255
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ................................. $ — $ — $ 368,310 $ — $ — $ — $ 368,310
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts ................................. $ — $ — $ (179,839) $ — $ — $ — $ (179,839)
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 3,437,125
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,202,208,135  $ —  $ —  $ 2,202,208,135
Short-Term Securities
Money Market Funds ...................................... 3,232,803  —  —  3,232,803
$ 2,205,440,938  $ —  $ —  $ 2,205,440,938
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (22,255) $ —  $ —  $ (22,255)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
February 28, 2026
iShares
®
ESG Advanced MSCI USA ETF
(Percentages shown are based on Net Assets)
8
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .3%
Axon Enterprise, Inc.
(a)
..................... 3,991 $ 2,164,718
Rocket Lab Corp.
(a)
....................... 25,595 1,768,615
3,933,333
a
Air Freight & Logistics  —  0 .1%
CH Robinson Worldwide, Inc. ................ 6,335 1,173,559
a
Banks  —  1 .9%
Citizens Financial Group, Inc. ................ 22,933 1,380,337
Fifth Third Bancorp ....................... 47,847 2,366,991
Huntington Bancshares, Inc. ................. 107,666 1,808,789
KeyCorp ............................... 49,143 1,019,226
M&T Bank Corp. ......................... 8,183 1,775,547
Pinnacle Financial Partners, Inc. ............... 8,093 734,521
PNC Financial Services Group, Inc. (The) ........ 20,764 4,409,235
Regions Financial Corp. .................... 46,686 1,299,271
Truist Financial Corp. ...................... 68,109 3,358,455
U.S. Bancorp ........................... 82,736 4,522,350
22,674,722
a
Beverages  —  0 .2%
Keurig Dr Pepper, Inc. ..................... 68,689 2,079,903
a
Biotechnology  —  1 .6%
Alnylam Pharmaceuticals, Inc.
(a)
............... 7,034 2,341,759
Biogen, Inc.
(a)
........................... 7,812 1,498,498
Incyte Corp.
(a)
........................... 8,903 901,607
Insmed, Inc.
(a)
........................... 11,355 1,695,642
Neurocrine Biosciences, Inc.
(a)
................ 5,351 707,670
Regeneron Pharmaceuticals, Inc. .............. 5,499 4,298,403
United Therapeutics Corp.
(a)
.................. 2,178 1,097,494
Vertex Pharmaceuticals, Inc.
(a)
................ 13,508 6,711,180
19,252,253
a
Broadline Retail  —  0 .5%
eBay, Inc. .............................. 24,065 2,186,546
MercadoLibre, Inc.
(a)
....................... 2,427 4,265,647
6,452,193
a
Building Products  —  0 .8%
Allegion PLC ............................ 4,599 741,129
Builders FirstSource, Inc.
(a)
.................. 5,924 617,814
Carlisle Companies, Inc. .................... 2,225 878,363
Lennox International, Inc. ................... 1,700 968,898
Masco Corp. ............................ 11,218 803,433
Trane Technologies PLC .................... 11,814 5,461,849
9,471,486
a
Capital Markets  —  4 .8%
Ameriprise Financial, Inc. ................... 4,948 2,326,154
Ares Management Corp. , Class A .............. 11,586 1,297,748
Bank of New York Mellon Corp. (The) ........... 36,643 4,364,181
BlackRock, Inc.
(b)
......................... 7,847 8,343,166
Cboe Global Markets, Inc. ................... 5,561 1,666,743
Charles Schwab Corp. (The) ................. 89,877 8,556,290
CME Group, Inc. , Class A ................... 19,197 6,133,441
Intercontinental Exchange, Inc. ............... 30,433 4,994,968
LPL Financial Holdings, Inc. .................. 4,275 1,284,125
Moody's Corp. ........................... 8,548 4,082,439
Nasdaq, Inc. ............................ 24,405 2,137,390
Northern Trust Corp. ....................... 10,069 1,440,773
Raymond James Financial, Inc. ............... 9,988 1,528,963
S&P Global, Inc. ......................... 16,503 7,292,346
State Street Corp. ........................ 14,871 1,912,708
Security Shares Value
a
Capital Markets (continued)
T Rowe Price Group, Inc. ................... 11,620 $ 1,099,601
Tradeweb Markets, Inc. , Class A ............... 6,258 771,330
59,232,366
a
Chemicals  —  1 .6%
Air Products and Chemicals, Inc. .............. 11,856 3,268,343
CF Industries Holdings, Inc. .................. 8,304 826,580
International Flavors & Fragrances, Inc. .......... 13,770 1,132,307
Linde PLC ............................. 24,861 12,631,377
PPG Industries, Inc. ....................... 12,000 1,479,240
RPM International, Inc. ..................... 6,871 784,119
20,121,966
a
Commercial Services & Supplies  —  1 .3%
Cintas Corp. ............................ 19,162 3,854,053
Copart, Inc.
(a)
........................... 48,819 1,859,516
Republic Services, Inc. , Class A ............... 11,557 2,646,553
Rollins, Inc. ............................. 15,476 942,334
Veralto Corp. ............................ 13,312 1,296,988
Waste Management, Inc. .................... 21,438 5,163,128
15,762,572
a
Communications Equipment  —  1 .4%
Arista Networks, Inc.
(a)
..................... 56,989 7,608,032
Ciena Corp.
(a)
........................... 7,506 2,617,342
F5, Inc.
(a)
.............................. 3,106 842,844
Lumentum Holdings, Inc.
(a)
.................. 3,056 2,141,981
Motorola Solutions, Inc. .................... 8,880 4,282,469
17,492,668
a
Construction & Engineering  —  0 .6%
Comfort Systems USA, Inc. .................. 1,878 2,684,357
Quanta Services, Inc. ...................... 7,945 4,473,670
7,158,027
a
Construction Materials  —  0 .7%
CRH PLC .............................. 35,766 4,291,205
Martin Marietta Materials, Inc. ................ 3,212 2,173,143
Vulcan Materials Co. ...................... 7,023 2,177,130
8,641,478
a
Consumer Finance  —  1 .4%
American Express Co. ..................... 29,340 9,063,126
Capital One Financial Corp. .................. 33,847 6,621,827
Synchrony Financial ....................... 19,176 1,325,253
17,010,206
a
Consumer Staples Distribution & Retail  —  0 .3%
Dollar General Corp. ...................... 11,730 1,832,695
Sysco Corp. ............................ 25,520 2,326,403
4,159,098
a
Containers & Packaging  —  0 .3%
Amcor PLC ............................. 24,758 1,199,030
Avery Dennison Corp. ...................... 4,144 813,674
Ball Corp. .............................. 13,555 909,947
International Paper Co. ..................... 26,781 1,166,313
4,088,964
a
Distributors  —  0 .1%
Genuine Parts Co. ........................ 7,467 890,514
a
Diversified REITs  —  0 .1%
WP Carey, Inc. .......................... 11,712 874,301
a

iShares
®
ESG Advanced MSCI USA ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2026
(Percentages shown are based on Net Assets)
9
Schedule of Investments
Security Shares Value
a
Diversified Telecommunication Services  —  2 .3%
AT&T, Inc. .............................. 377,454 $ 10,572,487
Comcast Corp. , Class A .................... 193,504 5,990,884
Verizon Communications, Inc. ................ 224,489 11,255,878
27,819,249
a
Electric Utilities  —  0 .0%
Oklo, Inc. , Class A
(a) (c)
...................... 5,891 370,838
a
Electrical Equipment  —  2 .2%
AMETEK, Inc. ........................... 12,283 2,938,339
Bloom Energy Corp. , Class A
(a)
................ 11,963 1,862,280
Eaton Corp. PLC ......................... 20,701 7,781,920
GE Vernova, Inc. ......................... 14,446 12,620,026
Hubbell, Inc. , Class B ...................... 2,833 1,449,448
26,652,013
a
Electronic Equipment, Instruments & Components  —  1 .6%
CDW Corp. ............................. 6,976 855,536
Coherent Corp.
(a)
......................... 8,295 2,147,824
Corning, Inc. ............................ 43,365 6,521,229
Flex Ltd.
(a) (c)
............................ 19,688 1,240,738
Jabil, Inc. .............................. 5,622 1,489,774
Keysight Technologies, Inc.
(a)
................. 9,156 2,813,913
TE Connectivity PLC ...................... 15,692 3,611,514
Zebra Technologies Corp. , Class A
(a)
............ 2,731 611,635
19,292,163
a
Entertainment  —  0 .4%
Electronic Arts, Inc. ....................... 12,631 2,533,400
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 11,307 1,035,608
Live Nation Entertainment, Inc.
(a)
.............. 8,667 1,405,267
4,974,275
a
Financial Services  —  5 .1%
Apollo Global Management, Inc. ............... 23,177 2,424,314
Fidelity National Information Services, Inc. ........ 27,571 1,405,018
Fiserv, Inc.
(a)
............................ 28,636 1,783,737
Global Payments, Inc. ..................... 12,670 968,748
Jack Henry & Associates, Inc. ................ 3,853 625,958
Mastercard, Inc. , Class A .................... 45,079 23,315,310
PayPal Holdings, Inc. ...................... 47,325 2,186,888
Rocket Companies, Inc. , Class A .............. 49,111 893,329
Toast, Inc. , Class A
(a)
...................... 24,746 675,813
Visa, Inc. , Class A ........................ 89,753 28,733,526
63,012,641
a
Food Products  —  0 .3%
General Mills, Inc. ........................ 28,436 1,286,160
Hershey Co. (The) ........................ 7,924 1,872,283
Hormel Foods Corp. ....................... 16,525 423,040
3,581,483
a
Ground Transportation  —  0 .2%
JB Hunt Transport Services, Inc. .............. 4,056 946,711
Old Dominion Freight Line, Inc. ............... 10,038 2,038,216
2,984,927
a
Health Care Equipment & Supplies  —  1 .7%
Dexcom, Inc.
(a)
.......................... 20,877 1,532,998
Edwards Lifesciences Corp.
(a)
................ 30,896 2,671,577
GE HealthCare Technologies, Inc. ............. 24,373 2,053,913
Hologic, Inc.
(a)
........................... 11,881 895,352
IDEXX Laboratories, Inc.
(a)
................... 4,250 2,791,103
Insulet Corp.
(a)
........................... 3,748 924,294
ResMed, Inc. ........................... 7,771 1,991,396
Security Shares Value
a
Health Care Equipment & Supplies (continued)
Stryker Corp. ........................... 18,341 $ 7,106,404
Zimmer Biomet Holdings, Inc. ................ 10,618 1,045,236
21,012,273
a
Health Care Providers & Services  —  0 .9%
Elevance Health, Inc. ...................... 11,833 3,786,560
HCA Healthcare, Inc. ...................... 8,505 4,505,099
Humana, Inc. ........................... 6,397 1,218,884
Labcorp Holdings, Inc. ..................... 4,419 1,277,621
10,788,164
a
Health Care REITs  —  0 .8%
Healthpeak Properties, Inc. .................. 37,119 656,264
Ventas, Inc. ............................ 25,009 2,154,775
Welltower, Inc. ........................... 36,541 7,568,372
10,379,411
a
Health Care Technology  —  0 .1%
Veeva Systems, Inc. , Class A
(a)
............... 8,346 1,519,055
a
Hotels, Restaurants & Leisure  —  1 .6%
Booking Holdings, Inc. ..................... 1,716 7,274,725
Chipotle Mexican Grill, Inc. , Class A
(a)
........... 70,400 2,620,288
Darden Restaurants, Inc. ................... 6,130 1,310,900
Domino's Pizza, Inc. ....................... 1,708 687,487
Hilton Worldwide Holdings, Inc. ............... 12,375 3,858,278
Royal Caribbean Cruises Ltd. ................ 13,794 4,289,382
20,041,060
a
Household Durables  —  0 .6%
DR Horton, Inc. .......................... 13,995 2,244,658
Garmin Ltd. ............................. 8,707 2,201,391
NVR, Inc.
(a)
............................. 144 1,082,562
PulteGroup, Inc. ......................... 10,378 1,423,861
6,952,472
a
Household Products  —  0 .3%
Church & Dwight Co., Inc. ................... 12,785 1,340,635
Clorox Co. (The) ......................... 6,485 824,633
Kimberly-Clark Corp. ...................... 17,658 1,967,807
4,133,075
a
Industrial REITs  —  0 .6%
Prologis, Inc. ............................ 49,454 7,050,657
a
Insurance  —  3 .7%
American International Group, Inc. ............. 28,728 2,312,317
Aon PLC , Class A ........................ 10,887 3,652,262
Arch Capital Group Ltd.
(a)
................... 19,307 1,933,596
Arthur J Gallagher & Co. .................... 13,672 3,119,950
Brown & Brown, Inc. ....................... 15,608 1,120,966
Chubb Ltd. ............................. 19,906 6,785,159
Cincinnati Financial Corp. ................... 8,352 1,369,561
Everest Group Ltd. ........................ 2,272 762,233
Hartford Insurance Group, Inc. (The) ............ 14,836 2,089,354
Markel Group, Inc.
(a)
....................... 677 1,403,062
Marsh & McLennan Companies, Inc. ............ 26,113 4,876,342
Principal Financial Group, Inc. ................ 11,697 1,116,128
Progressive Corp. (The) .................... 31,197 6,665,551
Prudential Financial, Inc. .................... 18,635 1,833,311
Travelers Companies, Inc. (The) ............... 11,876 3,665,409
W R Berkley Corp. ........................ 13,151 942,927
Willis Towers Watson PLC ................... 5,098 1,555,757
45,203,885
a

Schedule of Investments
(unaudited) (continued)
February 28, 2026
iShares
®
ESG Advanced MSCI USA ETF
(Percentages shown are based on Net Assets)
10
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Interactive Media & Services  —  0 .0%
Pinterest, Inc. , Class A
(a)
.................... 31,821 $ 545,094
a
IT Services  —  1 .5%
Accenture PLC , Class A .................... 32,760 6,837,667
Cloudflare, Inc. , Class A
(a)
................... 16,821 2,896,408
Gartner, Inc.
(a)
........................... 3,838 603,334
GoDaddy, Inc. , Class A
(a)
.................... 7,195 627,116
MongoDB, Inc. , Class A
(a)
................... 4,365 1,433,772
Okta, Inc. , Class A
(a)
....................... 9,117 660,982
Snowflake, Inc. , Class A
(a)
................... 17,112 2,881,832
Twilio, Inc. , Class A
(a)
...................... 8,153 986,187
VeriSign, Inc. ........................... 4,496 1,024,818
17,952,116
a
Life Sciences Tools & Services  —  1 .3%
Agilent Technologies, Inc. ................... 15,072 1,829,439
Danaher Corp. .......................... 33,846 7,129,321
Illumina, Inc.
(a)
........................... 8,163 1,097,597
IQVIA Holdings, Inc.
(a)
...................... 9,132 1,632,893
Mettler-Toledo International, Inc.
(a)
............. 1,096 1,497,892
Waters Corp.
(a)
.......................... 5,236 1,672,274
West Pharmaceutical Services, Inc. ............ 3,875 985,568
15,844,984
a
Machinery  —  3 .2%
CNH Industrial N.V. ....................... 46,452 571,360
Cummins, Inc. ........................... 7,349 4,290,861
Deere & Co. ............................ 13,685 8,617,581
Fortive Corp. ............................ 18,095 1,071,224
IDEX Corp. ............................. 4,021 842,279
Illinois Tool Works, Inc. ..................... 14,673 4,264,414
Nordson Corp. ........................... 2,863 840,119
Otis Worldwide Corp. ...................... 20,842 1,929,135
PACCAR, Inc. ........................... 27,929 3,521,568
Parker-Hannifin Corp. ...................... 6,718 6,779,671
Pentair PLC ............................ 8,711 864,044
Snap-on, Inc. ........................... 2,773 1,068,215
Westinghouse Air Brake Technologies Corp. ....... 9,098 2,401,417
Xylem, Inc. ............................. 12,963 1,679,486
38,741,374
a
Metals & Mining  —  0 .1%
Steel Dynamics, Inc. ....................... 7,386 1,426,458
a
Mortgage REITs  —  0 .1%
Annaly Capital Management, Inc. .............. 36,388 845,657
a
Passenger Airlines  —  0 .0%
United Airlines Holdings, Inc.
(a)
................ 4,401 467,826
a
Personal Care Products  —  0 .1%
Estee Lauder Companies, Inc. (The) , Class A ...... 13,090 1,432,962
a
Pharmaceuticals  —  0 .3%
Royalty Pharma PLC , Class A ................ 21,876 1,010,890
Zoetis, Inc. , Class A ....................... 23,463 3,075,999
4,086,889
a
Professional Services  —  1 .0%
Automatic Data Processing, Inc. ............... 21,558 4,621,173
Broadridge Financial Solutions, Inc. ............ 6,215 1,155,182
Equifax, Inc. ............................ 6,516 1,361,583
Jacobs Solutions, Inc. ...................... 6,367 877,755
Paychex, Inc. ........................... 17,238 1,614,339
TransUnion ............................. 10,377 815,113
Security Shares Value
a
Professional Services (continued)
Verisk Analytics, Inc. , Class A ................. 7,444 $ 1,545,151
11,990,296
a
Real Estate Management & Development  —  0 .3%
CBRE Group, Inc. , Class A
(a)
................. 15,812 2,334,800
CoStar Group, Inc.
(a)
....................... 22,594 1,008,370
Zillow Group, Inc. , Class C , NVS
(a)
............. 8,910 397,564
3,740,734
a
Residential REITs  —  0 .3%
AvalonBay Communities, Inc. ................ 7,566 1,340,922
Equity Residential ........................ 19,244 1,216,414
Invitation Homes, Inc. ...................... 31,062 818,173
3,375,509
a
Retail REITs  —  0 .4%
Kimco Realty Corp. ....................... 36,304 854,959
Realty Income Corp. ....................... 48,977 3,281,459
Regency Centers Corp. .................... 9,384 741,336
4,877,754
a
Semiconductors & Semiconductor Equipment  —  36 .5%
Advanced Micro Devices, Inc.
(a)
............... 86,680 17,354,203
Analog Devices, Inc. ....................... 26,070 9,275,445
Applied Materials, Inc. ..................... 42,218 15,717,761
Broadcom, Inc. .......................... 239,811 76,631,605
Credo Technology Group Holding Ltd.
(a)
.......... 8,655 971,697
Entegris, Inc. ............................ 8,115 1,074,832
First Solar, Inc.
(a)
......................... 5,477 1,080,064
Intel Corp.
(a)
............................ 240,618 10,974,587
KLA Corp. .............................. 6,996 10,665,752
Lam Research Corp. ...................... 66,873 15,640,926
Marvell Technology, Inc. .................... 45,154 3,688,630
Microchip Technology, Inc. ................... 28,808 2,150,229
Micron Technology, Inc. ..................... 59,924 24,710,860
Monolithic Power Systems, Inc. ............... 2,554 2,918,558
NVIDIA Corp. ........................... 1,293,771 229,243,284
NXP Semiconductors N.V. ................... 13,425 3,047,609
ON Semiconductor Corp.
(a)
.................. 21,423 1,424,201
QUALCOMM, Inc. ........................ 56,597 8,057,149
Teradyne, Inc. ........................... 8,338 2,668,410
Texas Instruments, Inc. ..................... 48,396 10,265,276
447,561,078
a
Software  —  6 .0%
Adobe, Inc.
(a)
............................ 22,273 5,844,658
AppLovin Corp. , Class A
(a)
................... 12,265 5,332,454
Atlassian Corp. , Class A
(a)
................... 9,022 677,823
Autodesk, Inc.
(a)
.......................... 11,287 2,775,135
Cadence Design Systems, Inc.
(a)
.............. 14,473 4,362,162
Datadog, Inc. , Class A
(a)
.................... 16,461 1,842,974
Fair Isaac Corp.
(a)
......................... 1,262 1,778,612
Fortinet, Inc.
(a)
........................... 33,654 2,659,676
Gen Digital, Inc. .......................... 28,106 634,352
HubSpot, Inc.
(a)
.......................... 2,665 704,919
Intuit, Inc. .............................. 14,837 6,068,778
Oracle Corp. ............................ 91,782 13,345,103
Palo Alto Networks, Inc.
(a)
................... 43,049 6,410,857
PTC, Inc.
(a)
............................. 6,370 997,478
Roper Technologies, Inc. .................... 5,725 2,002,204
Samsara, Inc. , Class A
(a)
.................... 18,503 534,737
ServiceNow, Inc.
(a)
........................ 55,347 5,978,030
Strategy, Inc. , Class A
(a)
.................... 13,887 1,798,367
Synopsys, Inc.
(a)
......................... 10,186 4,217,004
Trimble, Inc.
(a)
........................... 12,711 849,985
Tyler Technologies, Inc.
(a)
................... 2,319 822,526

iShares
®
ESG Advanced MSCI USA ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2026
(Percentages shown are based on Net Assets)
11
Schedule of Investments
Security Shares Value
a
Software (continued)
Workday, Inc. , Class A
(a)
.................... 11,340 $ 1,516,838
Zoom Communications, Inc. , Class A
(a)
.......... 13,562 1,002,774
Zscaler, Inc.
(a)
........................... 5,563 817,705
72,975,151
a
Specialized REITs  —  1 .7%
American Tower Corp. ..................... 24,913 4,779,808
Crown Castle, Inc. ........................ 23,186 2,076,075
Digital Realty Trust, Inc. .................... 18,289 3,240,811
Equinix, Inc. ............................ 5,228 5,093,431
Iron Mountain, Inc. ........................ 15,743 1,705,439
Public Storage ........................... 8,412 2,582,989
SBA Communications Corp. , Class A ............ 5,718 1,150,233
20,628,786
a
Specialty Retail  —  4 .7%
AutoZone, Inc.
(a)
......................... 882 3,312,422
Best Buy Co., Inc. ........................ 10,635 659,051
Burlington Stores, Inc.
(a)
.................... 3,358 1,030,470
Carvana Co. , Class A
(a)
..................... 7,170 2,395,927
Dick's Sporting Goods, Inc. .................. 3,529 718,610
Home Depot, Inc. (The) .................... 53,003 20,179,302
Lowe's Companies, Inc. .................... 29,883 7,906,145
O'Reilly Automotive, Inc.
(a)
................... 45,040 4,228,355
Ross Stores, Inc. ......................... 17,221 3,541,327
TJX Companies, Inc. (The) .................. 59,123 9,557,824
Tractor Supply Co. ........................ 28,196 1,461,681
Ulta Beauty, Inc.
(a)
........................ 2,362 1,617,474
Williams-Sonoma, Inc. ..................... 6,356 1,307,111
57,915,699
a
Technology Hardware, Storage & Peripherals  —  1 .1%
Everpure, Inc. , Class A
(a)
.................... 16,763 1,076,520
Hewlett Packard Enterprise Co. ............... 71,053 1,525,508
NetApp, Inc. ............................ 10,545 1,044,271
Seagate Technology Holdings PLC ............. 11,600 4,730,944
Security Shares Value
a
Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp. ...................... 18,203 $ 5,091,379
13,468,622
a
Textiles, Apparel & Luxury Goods  —  0 .2%
Deckers Outdoor Corp.
(a)
.................... 7,760 910,015
Lululemon Athletica, Inc.
(a)
................... 5,733 1,061,580
1,971,595
a
Trading Companies & Distributors  —  0 .5%
Fastenal Co. ............................ 61,076 2,811,939
Ferguson Enterprises, Inc. ................... 10,427 2,718,945
Watsco, Inc. ............................ 1,882 785,415
6,316,299
a
Water Utilities  —  0 .1%
American Water Works Co., Inc. ............... 10,420 1,417,433
a
a
Total Long-Term Investments — 99.8%
(Cost: $ 917,057,962 ) ................................ 1,223,819,566
a
Short-Term Securities
Money Market Funds  —  0 .2%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.84%
(b) (d) (e)
..................... 1,667,296 1,668,130
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.64%
(b) (d)
............................ 1,256,406 1,256,406
a
Total Short-Term Securities — 0.2%
(Cost: $ 2,924,533 ) .................................. 2,924,536
Total Investments — 100.0%
(Cost: $ 919,982,495 ) ................................ 1,226,744,102
Liabilities in Excess of Other Assets — 0 .0% ................ (542,531)
Net Assets — 100.0% ................................. $ 1,226,201,571
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
All or a portion of this security is on loan.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
02/28/26
  Shares Held
at 02/28/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 10,188,329 $ — $ (8,520,268)
(a)
$ 1,893 $ (1,824) $ 1,668,130 1,667,296 $ 5,905
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 1,973,222 — (716,816)
(a)
— — 1,256,406 1,256,406 26,951 —
BlackRock, Inc. .... 9,923,341 333,559 (1,386,061) 340,684 (868,357) 8,343,166 7,847 86,283 —
$ — $ 342,577 $ (870,181)
$ 11,267,702
$ 119,139 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
February 28, 2026
iShares
®
ESG Advanced MSCI USA ETF
12
2026
iShares Semi-Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended February 28, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index .................................................................. 2 03/20/26 $ 689 $ (10,320)
E-Mini Technology Select Sector Index ...................................................... 2 03/20/26 560 (16,103)
$ (26,423)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 26,423 $ — $ — $ — $ 26,423
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ................................. $ — $ — $ 104,854 $ — $ — $ — $ 104,854
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts ................................. $ — $ — $ (77,636) $ — $ — $ — $ (77,636)
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 1,400,510
a

iShares
®
ESG Advanced MSCI USA ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2026
13
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,223,819,566  $ —  $ —  $ 1,223,819,566
Short-Term Securities
Money Market Funds ...................................... 2,924,536  —  —  2,924,536
$ 1,226,744,102  $ —  $ —  $ 1,226,744,102
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (26,423) $ —  $ —  $ (26,423)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2026
iShares Semi-Annual Financial Statements and Additional Information
Statements of Assets and Liabilities
(unaudited)
February 28, 2026
See notes to financial statements.
iShares
Climate Conscious
& Transition MSCI
USA ETF
iShares
ESG Advanced
MSCI USA ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
..................................................................... $ 2,193,094,128  $ 1,215,476,400
Investments, at value — affiliated
(c)
........................................................................ 12,346,810  11,267,702
Cash ............................................................................................ 10,197  —
Cash pledged:
Futures contracts .................................................................................. 215,000  92,000
Receivables:
Investments sold .................................................................................. 7,442,488  31,559,302
Securities lending income — affiliated .................................................................... 789  801
Capital shares sold ................................................................................. 133,365  —
Dividends — unaffiliated ............................................................................. 2,058,176  560,565
Dividends — affiliated ............................................................................... 3,667  2,994
Total assets .......................................................................................
2,215,304,620  1,258,959,764
LIABILITIES
Collateral on securities loaned ........................................................................... 1,932,853  1,668,325
Payables:
Investments purchased .............................................................................. 6,960,346  30,982,895
Investment advisory fees ............................................................................. 133,269  94,755
Variation margin on futures contracts ..................................................................... 12,106  12,218
Total liabilities ......................................................................................
9,038,574  32,758,193
Commitments and contingent liabilities
NET ASSETS ......................................................................................
$ 2,206,266,046  $ 1,226,201,571
NET ASSETS CONSIST OF:
Paid-in capital ...................................................................................... $ 1,557,053,204  $ 906,934,980
Accumulated earnings ................................................................................ 649,212,842  319,266,591
NET ASSETS ......................................................................................
$ 2,206,266,046  $ 1,226,201,571
NET ASSET VALUE
Shares outstanding .................................................................................. 28,300,000  21,100,000
Net asset value ..................................................................................... $ 77.96  $ 58.11
Shares authorized ................................................................................... Unlimited Unlimited
Par value ......................................................................................... None None
(a)
Securities loaned, at value ........................................................................... $ 1,877,037  $ 1,595,447
(b)
Investments, at cost — unaffiliated ...................................................................... $ 1,763,723,041  $ 910,741,905
(c)
Investments, at cost — affiliated ........................................................................ $ 10,087,150  $ 9,240,590

Statements of Operations
Statements of Operations
(unaudited)
Six Months Ended February 28, 2026
See notes to financial statements.
iShares
Climate Conscious
& Transition MSCI
USA ETF
iShares
ESG Advanced
MSCI USA ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................ $ 15,701,700  $ 6,473,030
Dividends — affiliated .............................................................................. 157,565  113,234
Interest — unaffiliated .............................................................................. 6,558  2,511
Securities lending income — affiliated — net ............................................................... 6,096  5,905
Foreign taxes withheld ............................................................................. (1,681) (4,241)
Total investment income ..............................................................................
15,870,238  6,590,439
EXPENSES
Investment advisory ............................................................................... 988,649  604,016
Interest expense ................................................................................. —  27
Total expenses .................................................................................... 988,649  604,043
Net investment income ...............................................................................
14,881,589  5,986,396
—  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................................................... (20,252,963) (8,064,216)
Investments — affiliated ........................................................................... (31,679) (38,695)
Futures contracts ............................................................................... 368,310  104,854
In-kind redemptions — unaffiliated
(a)
................................................................... 263,819,397  60,095,063
In-kind redemptions — affiliated
(a)
.................................................................... 835,520  381,272
244,738,585  52,478,278
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................................... (166,038,574) (6,813,571)
Investments — affiliated ........................................................................... (1,379,974) (870,181)
Futures contracts ............................................................................... (179,839) (77,636)
(167,598,387) (7,761,388)
Net realized and unrealized gain ........................................................................
77,140,198  44,716,890
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................
$ 92,021,787  $ 50,703,286
(a)
See Note 2 of the Notes to Financial Statements.

2026
iShares Semi-Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
See notes to financial statements.
iShares
Climate Conscious & Transition MSCI USA
ETF
iShares
ESG Advanced MSCI USA ETF
Six Months
Ended
02/28/26
(unaudited)
Year Ended
08/31/25
Six Months
Ended
02/28/26
(unaudited)
Year Ended
08/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ....................................... $ 14,881,589  $ 28,954,570  $ 5,986,396  $ 12,601,184
Net realized gain ........................................... 244,738,585  190,812,415  52,478,278  98,553,819
Net change in unrealized appreciation (depreciation) ................... (167,598,387) 125,604,534  (7,761,388) 75,273,129
Net increase in net assets resulting from operations ......................
92,021,787  345,371,519  50,703,286  186,428,132
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ............
(16,061,109)
(b)
(29,387,183) (6,568,133)
(b)
(13,211,795)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ....
(391,473,652) 53,817,016  (89,670,328) (38,445,357)
NET ASSETS
Total increase (decrease) in net assets .............................. (315,512,974) 369,801,352  (45,535,175) 134,770,980
Beginning of period ...........................................
2,521,779,020  2,151,977,668  1,271,736,746  1,136,965,766
End of period ...............................................
$ 2,206,266,046  $ 2,521,779,020  $ 1,226,201,571  $ 1,271,736,746
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Financial Highlights
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Climate Conscious & Transition MSCI USA ETF
Six Months
Ended
02/28/26
(unaudited)
Year Ended
08/31/25
Year Ended
08/31/24
Period From
06/06/23
(a)
to 08/31/23
Net asset value, beginning of period ......................................
$ 76.13  $ 67.14  $ 53.28  $ 50.07
Net investment income
(b)
.............................................. 0 .47  0 .87  0 .79  0 .18
Net realized and unrealized gain
(c)
........................................
1 .85  9 .01  13.88  3 .03
Net increase from investment operations .....................................
2 .32  9 .88  14.67  3 .21
Distributions from net investment income
(d)
.................................... ( 0 .49 )
(e)
( 0 .89 ) ( 0 .81 ) —
Net asset value, end of period ...........................................
$ 77.96  $ 76.13  $ 67.14  $ 53.28
Total Return
(f)
– – – –
Based on net asset value ...............................................
3 .04%
(g)
14.83% 27.83% 6 .41%
(g)
Ratios to Average Net Assets
(h)
– – – –
Total expenses ......................................................
0 .08%
(i)
0 .08% 0 .08% 0 .08%
(i)
Net investment income .................................................
1 .20%
(i)
1 .24% 1 .36% 1 .48%
(i)
Supplemental Data
Net assets, end of period (000) ...........................................
$ 2,206,266  $ 2,521,779  $ 2,151,978  $ 2,299,046
Portfolio turnover rate
(j)
.................................................
10% 12% 21% 1%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

2026
iShares Semi-Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares ESG Advanced MSCI USA ETF
Six Months
Ended
02/28/26
(unaudited)
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Year Ended
08/31/21
Net asset value, beginning of period .......
$ 56.02  $ 48.28  $ 36.79  $ 30.93  $ 38.10  $ 29.04
Net investment income
(a)
............... 0 .28  0 .51  0 .48  0 .45  0 .42  0 .38
Net realized and unrealized gain (loss)
(b)
.....
2 .11  7 .76  11.50  5 .85  ( 7 .20 ) 8 .99
Net increase (decrease) from investment
operations .........................
2 .39  8 .27  11.98  6 .30  ( 6 .78 ) 9 .37
Distributions
(c)
– – – – – –
From net investment income ............ ( 0 .30 )
(d)
( 0 .53 ) ( 0 .49 ) ( 0 .44 ) ( 0 .39 ) ( 0 .30 )
From net realized gains ................ —  —  —  —  —  ( 0 .01 )
Total distributions .....................
( 0 .30 ) ( 0 .53 ) ( 0 .49 ) ( 0 .44 ) ( 0 .39 ) ( 0 .31 )
Net asset value, end of period ............
$ 58.11  $ 56.02  $ 48.28  $ 36.79  $ 30.93  $ 38.10
Total Return
(e)
– – – – – –
Based on net asset value ................
4 .29%
(f)
17.29% 32.83% 20.65% (17.95) % 32.53%
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses .......................
0 .10%
(h)
0 .10% 0 .10% 0 .10% 0 .10% 0 .10%
Net investment income ..................
0 .99%
(h)
1 .01% 1 .15% 1 .39% 1 .23% 1 .09%
Supplemental Data
Net assets, end of period (000) ............
$ 1,226,202  $ 1,271,737  $ 1,136,966  $ 722,994  $ 589,182  $ 419,105
Portfolio turnover rate
(i)
..................
9% 9% 19% 12% 24% 29%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements
(unaudited)

Notes to Financial Statements
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Taxes:  The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2026, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash:  The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each
Fund’s financial statements.
iShares ETF
Diversification
Classification
Climate Conscious & Transition MSCI USA ......................................................................................... Non-diversified
ESG Advanced MSCI USA ..................................................................................................... Non-diversified

Notes to Financial Statements
(unaudited) (continued)

2026
iShares Semi-Annual Financial Statements and Additional Information
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
Climate Conscious & Transition MSCI USA
Citigroup Global Markets, Inc. .................................... $ 15,778  $ (15,778) $ —  $ —
Jefferies LLC ............................................... 1,086,185  (1,072,378) —  13,807
UBS AG .................................................. 775,074  (775,074) —  —
$ 1,877,037  $ (1,863,230)
$ —
$ 13,807
a
ESG Advanced MSCI USA
Citigroup Global Markets, Inc. .................................... 1,228,323  (1,228,323) —  —
J.P. Morgan Securities LLC ..................................... 365,361  (365,361) —  —
Wells Fargo Bank NA ......................................... 1,763  (1,763) —  —
$ 1,595,447  $ (1,595,447)
$ —
$ —
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of February 28, 2026. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(unaudited) (continued)

2026
iShares Semi-Annual Financial Statements and Additional Information
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specific threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended February 28, 2026, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the six months ended February 28, 2026, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
iShares ETF Investment Advisory Fees
Climate Conscious & Transition MSCI USA . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.08%
ESG Advanced MSCI USA . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.10
iShares ETF Amounts
Climate Conscious & Transition MSCI USA ........................................................................................ $ 2,252
ESG Advanced MSCI USA .................................................................................................... 2,306
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Climate Conscious & Transition MSCI USA .....................................................
$ 138,956,710 $ 124,141,198 $ (11,725,811)

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the six months ended February 28, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended February 28, 2026, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of August 31, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
As of February 28, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
ESG Advanced MSCI USA .................................................................
$ 67,212,927 $ 32,344,935 $ (4,470,475)
iShares ETF Purchases Sales
Climate Conscious & Transition MSCI USA ..................................................................... $ 238,957,814  $ 232,710,895
ESG Advanced MSCI USA ................................................................................. 110,252,181  111,336,937
iShares ETF In-kind Purchases In-kind Sales
Climate Conscious & Transition MSCI USA ..................................................................... $ 254,742,994  $ 651,348,142
ESG Advanced MSCI USA ................................................................................. 43,652,458  132,861,551
iShares ETF
Non-Expiring Capital
Loss Carryforwards
(a)
Climate Conscious & Transition MSCI USA .........................................................................................
$ (30,810,493)
ESG Advanced MSCI USA .....................................................................................................
(38,953,968)
(a)
Amounts available to offset future realized capital gains.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Climate Conscious & Transition MSCI USA .............................. $ 1,774,681,212  $ 523,175,351  $ (92,437,880) $ 430,737,471
ESG Advanced MSCI USA .......................................... 922,643,199  382,772,936  (78,698,456) 304,074,480

Notes to Financial Statements
(unaudited) (continued)

2026
iShares Semi-Annual Financial Statements and Additional Information
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund's portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or
Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
02/28/26
Year Ended
08/31/25
iShares ETF Shares Amount Shares Amount
Climate Conscious & Transition MSCI USA
Shares sold .............................................................. 3,300,000 $ 255,222,965 11,300,000 $ 786,739,855
Shares redeemed .......................................................... (8,125,000) (646,696,617) (10,225,000) (732,922,839)
(4,825,000) $ (391,473,652) 1,075,000 $ 53,817,016
ESG Advanced MSCI USA
Shares sold .............................................................. 750,000 $ 43,830,460 4,600,000 $ 236,803,717
Shares redeemed .......................................................... (2,350,000) (133,500,788) (5,450,000) (275,249,074)
(1,600,000) $ (89,670,328) (850,000) $ (38,445,357)

Additional Information

2026
iShares Semi-Annual Financial Statements and Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Glossary of Terms Used in these Financial Statements

Glossary of Terms Used in these Financial Statements
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

February 28, 2026
2026 Semi-Annual Financial
Statements and Additional
Information (Unaudited)
iShares Trust
iShares ESG Aware MSCI USA ETF | ESGU | NASDAQ
iShares ESG Aware MSCI USA Growth ETF | EGUS | Cboe BZX Exchange
iShares ESG Aware MSCI USA Small-Cap ETF | ESML | Cboe BZX Exchange
iShares ESG Aware MSCI USA Value ETF | EVUS | Cboe BZX Exchange
iShares ESG MSCI USA Leaders ETF | SUSL | NASDAQ
iShares Paris-Aligned Climate Optimized MSCI USA ETF | PABU | NASDAQ

Page
2

iShares
®
ESG Aware MSCI USA ETF
Schedule of Investments
(unaudited)
February 28, 2026
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .9%
Axon Enterprise, Inc.
(a)
..................... 37,601 $ 20,394,782
General Electric Co. ....................... 246,684 84,430,066
Howmet Aerospace, Inc.
(b)
................... 95,371 25,037,749
L3Harris Technologies, Inc. .................. 148,814 54,248,655
Northrop Grumman Corp. ................... 52,394 37,953,166
Rocket Lab Corp.
(a)
....................... 222,996 15,409,024
RTX Corp. ............................. 338,805 68,648,669
306,122,111
a
Air Freight & Logistics  —  0 .3%
CH Robinson Worldwide, Inc. ................ 99,540 18,439,785
Expeditors International of Washington, Inc. ....... 157,930 22,904,588
41,344,373
a
Automobiles  —  2 .1%
General Motors Co. ....................... 270,002 21,251,857
Rivian Automotive, Inc. , Class A
(a)
.............. 946,259 14,506,150
Tesla, Inc.
(a)
............................. 737,499 296,850,722
332,608,729
a
Banks  —  3 .1%
Bank of America Corp. ..................... 1,538,479 76,662,409
Citigroup, Inc. ........................... 422,829 46,591,527
Citizens Financial Group, Inc. ................ 242,119 14,573,143
JPMorgan Chase & Co. .................... 679,922 204,180,577
PNC Financial Services Group, Inc. (The) ........ 211,438 44,898,859
U.S. Bancorp ........................... 677,042 37,007,116
Wells Fargo & Co. ........................ 709,801 57,813,291
481,726,922
a
Beverages  —  0 .9%
Coca-Cola Co. (The) ...................... 1,065,083 86,868,169
Keurig Dr Pepper, Inc. ..................... 672,400 20,360,272
PepsiCo, Inc. ........................... 158,277 26,865,938
134,094,379
a
Biotechnology  —  2 .2%
AbbVie, Inc. ............................ 520,250 120,739,620
Alnylam Pharmaceuticals, Inc.
(a) (b)
.............. 46,857 15,599,632
Amgen, Inc. ............................ 119,486 46,379,686
Biogen, Inc.
(a)
........................... 79,678 15,283,834
Gilead Sciences, Inc. ...................... 471,701 70,259,864
Incyte Corp.
(a)
........................... 154,067 15,602,365
Regeneron Pharmaceuticals, Inc. .............. 23,138 18,086,280
Vertex Pharmaceuticals, Inc.
(a)
................ 87,325 43,385,680
345,336,961
a
Broadline Retail  —  3 .5%
Amazon.com, Inc.
(a)
....................... 2,449,631 514,422,510
eBay, Inc. .............................. 194,950 17,713,157
MercadoLibre, Inc.
(a)
....................... 14,912 26,209,033
558,344,700
a
Building Products  —  0 .7%
Carrier Global Corp. ....................... 234,668 15,112,619
Johnson Controls International PLC ............ 194,476 28,062,887
Lennox International, Inc. ................... 27,601 15,730,914
Trane Technologies PLC .................... 115,846 53,557,923
112,464,343
a
Capital Markets  —  3 .8%
Bank of New York Mellon Corp. (The) ........... 377,730 44,987,643
BlackRock, Inc.
(c)
......................... 39,158 41,633,961
Cboe Global Markets, Inc. ................... 69,172 20,732,232
Security Shares Value
a
Capital Markets (continued)
Charles Schwab Corp. (The) ................. 190,479 $ 18,133,601
CME Group, Inc. , Class A ................... 72,493 23,161,513
Goldman Sachs Group, Inc. (The) ............. 112,462 96,668,961
Intercontinental Exchange, Inc. ............... 272,039 44,649,761
Moody's Corp. ........................... 106,026 50,636,957
Morgan Stanley .......................... 424,539 70,689,989
Nasdaq, Inc. ............................ 350,646 30,709,577
Raymond James Financial, Inc. ............... 98,686 15,106,853
Robinhood Markets, Inc. , Class A
(a)
............. 206,593 15,670,079
S&P Global, Inc. ......................... 157,660 69,666,801
State Street Corp. ........................ 288,397 37,093,622
T Rowe Price Group, Inc. ................... 166,233 15,730,629
595,272,179
a
Chemicals  —  0 .9%
Ecolab, Inc. ............................ 199,824 61,615,730
Linde PLC ............................. 98,284 49,936,135
PPG Industries, Inc. ....................... 152,891 18,846,874
Sherwin-Williams Co. (The) .................. 49,345 17,892,003
148,290,742
a
Commercial Services & Supplies  —  0 .3%
Veralto Corp. ............................ 439,649 42,835,002
a
Communications Equipment  —  1 .3%
Arista Networks, Inc.
(a)
..................... 304,162 40,605,627
Ciena Corp.
(a)
........................... 51,569 17,982,110
Cisco Systems, Inc. ....................... 1,081,076 85,902,299
F5, Inc.
(a) (b)
............................. 59,753 16,214,574
Lumentum Holdings, Inc.
(a)
.................. 21,012 14,727,521
Motorola Solutions, Inc. .................... 58,796 28,354,959
203,787,090
a
Construction & Engineering  —  0 .3%
Comfort Systems USA, Inc. .................. 12,568 17,964,322
EMCOR Group, Inc. ....................... 19,644 14,234,435
Quanta Services, Inc. ...................... 29,699 16,722,913
48,921,670
a
Construction Materials  —  0 .4%
CRH PLC .............................. 446,781 53,604,785
Martin Marietta Materials, Inc. ................ 23,388 15,823,619
69,428,404
a
Consumer Finance  —  0 .7%
American Express Co. ..................... 172,858 53,395,836
Capital One Financial Corp. .................. 251,886 49,278,977
102,674,813
a
Consumer Staples Distribution & Retail  —  1 .5%
Casey's General Stores, Inc. ................. 62,714 42,996,091
Costco Wholesale Corp. .................... 110,588 111,781,245
Dollar General Corp. ...................... 124,735 19,488,596
Dollar Tree, Inc.
(a)
......................... 142,775 18,058,182
Sysco Corp. ............................ 208,894 19,042,777
Target Corp. ............................ 191,063 21,741,059
233,107,950
a
Containers & Packaging  —  0 .2%
Ball Corp. .............................. 236,931 15,905,178
International Paper Co. ..................... 317,760 13,838,448
29,743,626
a
Distributors  —  0 .1%
Genuine Parts Co. ........................ 126,285 15,060,749
a

Schedule of Investments
(unaudited) (continued)
February 28, 2026
iShares
®
ESG Aware MSCI USA ETF
(Percentages shown are based on Net Assets)
4
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Diversified Telecommunication Services  —  0 .8%
AT&T, Inc. .............................. 1,419,053 $ 39,747,675
Comcast Corp. , Class A .................... 495,357 15,336,253
Verizon Communications, Inc. ................ 1,385,560 69,471,978
124,555,906
a
Electric Utilities  —  1 .3%
Constellation Energy Corp. .................. 65,439 21,587,017
Edison International ....................... 218,235 16,310,884
Eversource Energy ....................... 466,790 35,574,066
Exelon Corp. ............................ 1,283,780 63,508,597
NextEra Energy, Inc. ...................... 679,542 63,720,653
200,701,217
a
Electrical Equipment  —  0 .8%
Bloom Energy Corp. , Class A
(a)
................ 107,245 16,694,829
Eaton Corp. PLC ......................... 81,924 30,796,870
GE Vernova, Inc. ......................... 78,179 68,297,175
Rockwell Automation, Inc. ................... 40,171 16,367,674
132,156,548
a
Electronic Equipment, Instruments & Components  —  0 .6%
Amphenol Corp. , Class A ................... 115,028 16,800,990
Corning, Inc. ............................ 137,391 20,660,858
Keysight Technologies, Inc.
(a)
................. 115,515 35,501,225
TE Connectivity PLC ...................... 75,859 17,458,949
90,422,022
a
Energy Equipment & Services  —  0 .3%
Baker Hughes Co. , Class A .................. 511,704 33,393,803
SLB Ltd. ............................... 312,766 16,057,407
49,451,210
a
Entertainment  —  1 .0%
Electronic Arts, Inc. ....................... 84,138 16,875,559
Netflix, Inc.
(a)
............................ 891,203 85,769,377
Walt Disney Co. (The) ..................... 347,549 36,854,096
Warner Bros Discovery, Inc.
(a)
................ 777,960 21,915,133
161,414,165
a
Financial Services  —  2 .7%
Berkshire Hathaway, Inc. , Class B
(a)
............ 231,227 116,758,074
Fiserv, Inc.
(a)
............................ 244,961 15,258,621
Mastercard, Inc. , Class A .................... 220,054 113,814,129
PayPal Holdings, Inc. ...................... 381,911 17,648,107
Visa, Inc. , Class A ........................ 506,116 162,027,976
425,506,907
a
Food Products  —  1 .1%
Archer-Daniels-Midland Co. .................. 267,800 18,488,912
Bunge Global SA ......................... 152,698 18,423,014
General Mills, Inc. ........................ 977,185 44,198,077
Hershey Co. (The) ........................ 71,048 16,787,221
Hormel Foods Corp. ....................... 665,036 17,024,922
Kraft Heinz Co. (The) ...................... 1,196,028 29,434,249
McCormick & Co., Inc. , NVS ................. 225,681 16,032,378
Mondelez International, Inc. , Class A ............ 260,396 16,035,186
176,423,959
a
Gas Utilities  —  0 .2%
Atmos Energy Corp. ....................... 164,755 30,774,586
a
Ground Transportation  —  1 .0%
CSX Corp. ............................. 667,063 28,476,919
JB Hunt Transport Services, Inc. .............. 69,736 16,277,080
Uber Technologies, Inc.
(a)
................... 660,109 49,785,421
Security Shares Value
a
Ground Transportation (continued)
Union Pacific Corp. ....................... 209,051 $ 55,394,334
149,933,754
a
Health Care Equipment & Supplies  —  1 .7%
Abbott Laboratories ....................... 285,968 33,272,377
Cooper Companies, Inc. (The)
(a)
............... 330,186 27,626,663
Edwards Lifesciences Corp.
(a)
................ 374,506 32,383,534
Hologic, Inc.
(a)
........................... 209,793 15,810,000
IDEXX Laboratories, Inc.
(a)
................... 63,513 41,710,893
Intuitive Surgical, Inc.
(a)
..................... 64,940 32,697,939
STERIS PLC ............................ 182,543 46,064,726
Stryker Corp. ........................... 82,788 32,077,038
261,643,170
a
Health Care Providers & Services  —  1 .8%
Cardinal Health, Inc. ....................... 183,408 42,042,616
Cencora, Inc. ........................... 105,145 39,128,660
Cigna Group (The) ........................ 86,141 24,965,385
CVS Health Corp. ........................ 199,722 15,957,788
Elevance Health, Inc. ...................... 97,142 31,085,440
Humana, Inc. ........................... 84,249 16,052,804
Labcorp Holdings, Inc. ..................... 56,338 16,288,443
McKesson Corp. ......................... 45,517 44,942,120
UnitedHealth Group, Inc. .................... 196,474 57,619,930
288,083,186
a
Health Care REITs  —  0 .4%
Welltower, Inc. ........................... 289,899 60,043,881
a
Health Care Technology  —  0 .1%
Veeva Systems, Inc. , Class A
(a)
............... 109,069 19,851,649
a
Hotels, Restaurants & Leisure  —  1 .4%
Booking Holdings, Inc. ..................... 9,266 39,281,817
Chipotle Mexican Grill, Inc. , Class A
(a)
........... 432,436 16,095,268
DoorDash, Inc. , Class A
(a)
................... 96,006 16,942,179
Flutter Entertainment PLC , Class DI
(a) (b)
.......... 125,803 13,352,730
Hilton Worldwide Holdings, Inc. ............... 49,096 15,307,151
Las Vegas Sands Corp. .................... 270,956 15,368,624
McDonald's Corp. ........................ 155,619 53,075,416
Royal Caribbean Cruises Ltd. ................ 56,284 17,502,073
Starbucks Corp. .......................... 233,434 22,881,201
Yum! Brands, Inc. ........................ 96,702 16,261,408
226,067,867
a
Household Durables  —  0 .1%
DR Horton, Inc. .......................... 93,726 15,032,713
a
Household Products  —  1 .5%
Church & Dwight Co., Inc. ................... 282,198 29,591,282
Clorox Co. (The) ......................... 183,803 23,372,390
Colgate-Palmolive Co. ..................... 348,441 34,544,441
Kimberly-Clark Corp. ...................... 332,273 37,028,503
Procter & Gamble Co. (The) ................. 624,722 104,453,518
228,990,134
a
Industrial Conglomerates  —  0 .8%
3M Co. ................................ 305,599 50,521,627
Honeywell International, Inc. ................. 341,949 83,295,357
133,816,984
a
Industrial REITs  —  0 .3%
Prologis, Inc. ............................ 311,434 44,401,145
a
Insurance  —  2 .2%
Aflac, Inc. .............................. 166,566 18,810,298
Arch Capital Group Ltd.
(a)
................... 157,760 15,799,664

iShares
®
ESG Aware MSCI USA ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2026
(Percentages shown are based on Net Assets)
5
Schedule of Investments
Security Shares Value
a
Insurance (continued)
Hartford Insurance Group, Inc. (The) ............ 584,046 $ 82,251,198
Marsh & McLennan Companies, Inc. ............ 143,279 26,755,920
MetLife, Inc. ............................ 275,865 19,881,591
Principal Financial Group, Inc. ................ 169,471 16,170,923
Progressive Corp. (The) .................... 349,824 74,743,396
Prudential Financial, Inc. .................... 390,481 38,415,521
Travelers Companies, Inc. (The) ............... 116,548 35,971,375
Willis Towers Watson PLC ................... 64,365 19,642,267
348,442,153
a
Interactive Media & Services  —  7 .7%
Alphabet, Inc. , Class A ..................... 608,148 189,596,220
Alphabet, Inc. , Class C , NVS ................. 2,176,992 677,980,619
Meta Platforms, Inc. , Class A ................. 533,053 345,514,294
1,213,091,133
a
IT Services  —  1 .4%
Accenture PLC , Class A .................... 198,198 41,367,887
Cloudflare, Inc. , Class A
(a)
................... 81,540 14,040,373
Gartner, Inc.
(a)
........................... 99,727 15,677,084
International Business Machines Corp. .......... 287,529 69,067,341
MongoDB, Inc. , Class A
(a)
................... 43,282 14,216,838
Okta, Inc. , Class A
(a)
....................... 186,134 13,494,715
Snowflake, Inc. , Class A
(a)
................... 88,376 14,883,402
Twilio, Inc. , Class A
(a)
...................... 143,656 17,376,630
VeriSign, Inc. ........................... 72,082 16,430,371
216,554,641
a
Life Sciences Tools & Services  —  1 .0%
Agilent Technologies, Inc. ................... 125,864 15,277,373
Danaher Corp. .......................... 194,305 40,928,405
IQVIA Holdings, Inc.
(a)
...................... 160,489 28,697,038
Mettler-Toledo International, Inc.
(a)
............. 20,693 28,280,916
Thermo Fisher Scientific, Inc. ................. 31,339 16,331,066
Waters Corp.
(a)
.......................... 73,321 23,417,261
152,932,059
a
Machinery  —  2 .3%
Caterpillar, Inc. .......................... 137,589 102,205,237
CNH Industrial N.V. ....................... 1,408,635 17,326,211
Cummins, Inc. ........................... 100,436 58,641,567
Deere & Co. ............................ 92,259 58,096,415
Fortive Corp. ............................ 274,387 16,243,710
Parker-Hannifin Corp. ...................... 35,717 36,044,882
Pentair PLC ............................ 394,800 39,160,212
Xylem, Inc. ............................. 285,616 37,004,409
364,722,643
a
Metals & Mining  —  0 .6%
Freeport-McMoRan, Inc. .................... 255,127 17,369,046
Newmont Corp. .......................... 303,191 39,414,830
Nucor Corp. ............................ 84,875 15,012,690
Steel Dynamics, Inc. ....................... 81,223 15,686,598
87,483,164
a
Multi-Utilities  —  0 .8%
NiSource, Inc. ........................... 1,254,683 59,346,506
Public Service Enterprise Group, Inc. ........... 382,758 32,943,981
Sempra ............................... 301,516 29,026,945
121,317,432
a
Oil, Gas & Consumable Fuels  —  3 .4%
Cheniere Energy, Inc. ...................... 157,490 37,125,118
Chevron Corp. ........................... 189,304 35,354,415
ConocoPhillips .......................... 375,030 42,550,904
Diamondback Energy, Inc. ................... 157,592 27,433,615
Security Shares Value
a
Oil, Gas & Consumable Fuels (continued)
EOG Resources, Inc. ...................... 196,113 $ 24,333,701
EQT Corp. ............................. 362,346 22,255,291
Exxon Mobil Corp. ........................ 827,233 126,153,032
Kinder Morgan, Inc. ....................... 1,734,202 57,696,901
Occidental Petroleum Corp. .................. 384,902 20,430,598
ONEOK, Inc. ............................ 307,981 25,491,587
Phillips 66 .............................. 98,573 15,212,771
Targa Resources Corp. ..................... 101,407 23,911,771
Texas Pacific Land Corp. .................... 36,551 19,163,324
Valero Energy Corp. ....................... 78,989 16,164,309
Williams Companies, Inc. (The) ............... 515,379 38,509,119
531,786,456
a
Passenger Airlines  —  0 .1%
Delta Air Lines, Inc. ....................... 220,047 14,457,088
a
Personal Care Products  —  0 .1%
Kenvue, Inc. ............................ 846,738 16,189,631
a
Pharmaceuticals  —  3 .3%
Bristol-Myers Squibb Co. .................... 444,033 27,694,338
Eli Lilly & Co. ........................... 209,617 220,514,988
Johnson & Johnson ....................... 467,754 116,204,126
Merck & Co., Inc. ......................... 650,772 80,578,589
Pfizer, Inc. ............................. 569,545 15,747,919
Royalty Pharma PLC , Class A ................ 343,255 15,861,814
Zoetis, Inc. , Class A ....................... 278,311 36,486,572
513,088,346
a
Professional Services  —  0 .8%
Automatic Data Processing, Inc. ............... 284,125 60,905,035
Broadridge Financial Solutions, Inc. ............ 109,490 20,350,906
Jacobs Solutions, Inc. ...................... 209,545 28,887,874
Paychex, Inc. ........................... 167,164 15,654,909
125,798,724
a
Real Estate Management & Development  —  0 .2%
CBRE Group, Inc. , Class A
(a)
................. 241,264 35,625,042
a
Semiconductors & Semiconductor Equipment  —  14 .2%
Advanced Micro Devices, Inc.
(a)
............... 448,253 89,744,733
Analog Devices, Inc. ....................... 165,715 58,959,740
Applied Materials, Inc. ..................... 279,523 104,066,413
Broadcom, Inc. .......................... 1,193,525 381,390,914
Intel Corp.
(a)
............................ 1,289,345 58,807,025
KLA Corp. .............................. 26,868 40,961,609
Lam Research Corp. ...................... 389,301 91,053,611
Marvell Technology, Inc. .................... 264,208 21,583,151
Micron Technology, Inc. ..................... 296,903 122,433,890
Monolithic Power Systems, Inc. ............... 13,286 15,182,444
NVIDIA Corp. ........................... 6,395,330 1,133,188,523
NXP Semiconductors N.V. ................... 127,999 29,057,053
QUALCOMM, Inc. ........................ 234,563 33,392,389
Texas Instruments, Inc. ..................... 253,769 53,826,943
2,233,648,438
a
Software  —  8 .4%
Adobe, Inc.
(a)
............................ 157,495 41,328,263
AppLovin Corp. , Class A
(a)
................... 50,529 21,968,493
Autodesk, Inc.
(a)
.......................... 146,746 36,080,439
Cadence Design Systems, Inc.
(a)
.............. 117,203 35,324,984
Crowdstrike Holdings, Inc. , Class A
(a)
............ 58,127 21,622,082
Datadog, Inc. , Class A
(a)
.................... 127,165 14,237,393
Fair Isaac Corp.
(a)
......................... 11,531 16,251,330
Fortinet, Inc.
(a)
........................... 221,584 17,511,784
HubSpot, Inc.
(a)
.......................... 63,021 16,669,685

Schedule of Investments
(unaudited) (continued)
February 28, 2026
iShares
®
ESG Aware MSCI USA ETF
(Percentages shown are based on Net Assets)
6
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Software (continued)
Intuit, Inc. .............................. 111,989 $ 45,806,861
Microsoft Corp. .......................... 1,824,603 716,594,582
Oracle Corp. ............................ 448,230 65,172,642
Palantir Technologies, Inc. , Class A
(a)
........... 522,243 71,646,517
Palo Alto Networks, Inc.
(a)
................... 331,045 49,299,221
Salesforce, Inc. .......................... 278,917 54,330,242
ServiceNow, Inc.
(a)
........................ 448,585 48,451,666
Synopsys, Inc.
(a)
......................... 83,584 34,603,776
Tyler Technologies, Inc.
(a)
................... 49,879 17,691,583
1,324,591,543
a
Specialized REITs  —  1 .3%
American Tower Corp. ..................... 270,327 51,864,938
Crown Castle, Inc. ........................ 370,516 33,176,003
Digital Realty Trust, Inc. .................... 202,364 35,858,901
Equinix, Inc. ............................ 59,960 58,416,630
Iron Mountain, Inc. ........................ 143,269 15,520,331
SBA Communications Corp. , Class A ............ 86,959 17,492,672
212,329,475
a
Specialty Retail  —  1 .9%
Best Buy Co., Inc. ........................ 235,796 14,612,278
Carvana Co. , Class A
(a)
..................... 44,410 14,840,046
Home Depot, Inc. (The) .................... 306,772 116,794,236
Lowe's Companies, Inc. .................... 192,609 50,958,563
O'Reilly Automotive, Inc.
(a)
................... 168,408 15,810,143
TJX Companies, Inc. (The) .................. 172,197 27,837,367
Tractor Supply Co. ........................ 504,471 26,151,777
Ulta Beauty, Inc.
(a)
........................ 22,052 15,100,989
Williams-Sonoma, Inc. ..................... 89,070 18,317,245
300,422,644
a
Technology Hardware, Storage & Peripherals  —  7 .1%
Apple, Inc. ............................. 3,803,102 1,004,703,487
Hewlett Packard Enterprise Co. ............... 897,853 19,276,904
NetApp, Inc. ............................ 200,571 19,862,546
Seagate Technology Holdings PLC ............. 69,598 28,384,848
Security Shares Value
a
Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp.
(b)
..................... 139,364 $ 38,980,111
1,111,207,896
a
Textiles, Apparel & Luxury Goods  —  0 .2%
Deckers Outdoor Corp.
(a)
.................... 132,816 15,575,332
Tapestry, Inc. ............................ 101,330 15,753,775
31,329,107
a
Trading Companies & Distributors  —  0 .5%
Ferguson Enterprises, Inc. ................... 61,153 15,946,256
United Rentals, Inc. ....................... 18,335 15,401,400
WW Grainger, Inc. ........................ 43,155 49,400,823
80,748,479
a
Wireless Telecommunication Services  —  0 .1%
T-Mobile U.S., Inc. ........................ 70,973 15,407,529
a
a
Total Long-Term Investments — 99.7%
(Cost: $ 11,857,684,458 ) .............................. 15,671,609,369
a
Short-Term Securities
Money Market Funds  —  0 .4%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.84%
(c) (d) (e)
...................... 39,347,312 39,366,985
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.64%
(c) (d)
............................ 18,992,806 18,992,806
a
Total Short-Term Securities — 0.4%
(Cost: $ 58,357,352 ) ................................. 58,359,791
Total Investments — 100.1%
(Cost: $ 11,916,041,810 ) .............................. 15,729,969,160
Liabilities in Excess of Other Assets — ( 0 .1 ) % ............... (13,886,761)
Net Assets — 100.0% ................................. $ 15,716,082,399
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
02/28/26
  Shares Held
at 02/28/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 66,040,594 $ — $ (26,666,985)
(a)
$ 4,362 $ (10,986) $ 39,366,985 39,347,312 $ 57,337
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 23,405,195 — (4,412,389)
(a)
— — 18,992,806 18,992,806 508,129 —
BlackRock, Inc. .... 20,595,102 26,090,468 (3,612,730) 272,709 (1,711,588) 41,633,961 39,158 179,438 —
$ — $ 277,071 $ (1,722,574)
$ 99,993,752
$ 744,904 $ —

iShares
®
ESG Aware MSCI USA ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2026
7
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended February 28, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index .................................................................. 110 03/20/26 $ 37,890 $ (231,387)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 231,387 $ — $ — $ — $ 231,387
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ................................. $ — $ — $ 2,749,596 $ — $ — $ — $ 2,749,596
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts ................................. $ — $ — $ (1,308,517) $ — $ — $ — $ (1,308,517)
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 33,864,163
a

Schedule of Investments
(unaudited) (continued)
February 28, 2026
iShares
®
ESG Aware MSCI USA ETF
8
2026
iShares Semi-Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 15,671,609,369  $ —  $ —  $ 15,671,609,369
Short-Term Securities
Money Market Funds ...................................... 58,359,791  —  —  58,359,791
$ 15,729,969,160  $ —  $ —  $ 15,729,969,160
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (231,387) $ —  $ —  $ (231,387)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
ESG Aware MSCI USA Growth ETF
Schedule of Investments
(unaudited)
February 28, 2026
(Percentages shown are based on Net Assets)
9
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .6%
Axon Enterprise, Inc.
(a)
..................... 135 $ 73,224
General Electric Co. ....................... 567 194,062
Howmet Aerospace, Inc. .................... 197 51,718
Rocket Lab Corp.
(a)
....................... 582 40,216
359,220
a
Automobiles  —  4 .1%
Rivian Automotive, Inc. , Class A
(a)
.............. 1,484 22,749
Tesla, Inc.
(a)
............................. 2,176 875,862
898,611
a
Biotechnology  —  1 .4%
Alnylam Pharmaceuticals, Inc.
(a)
............... 122 40,616
Gilead Sciences, Inc. ...................... 887 132,119
Incyte Corp.
(a)
........................... 217 21,976
Vertex Pharmaceuticals, Inc.
(a)
................ 234 116,258
310,969
a
Broadline Retail  —  7 .1%
Amazon.com, Inc.
(a)
....................... 7,006 1,471,260
MercadoLibre, Inc.
(a)
....................... 44 77,334
1,548,594
a
Building Products  —  1 .0%
Trane Technologies PLC .................... 488 225,612
a
Capital Markets  —  1 .1%
Ares Management Corp. , Class A .............. 168 18,818
Moody's Corp. ........................... 404 192,946
Robinhood Markets, Inc. , Class A
(a)
............. 326 24,727
236,491
a
Chemicals  —  0 .9%
Ecolab, Inc. ............................ 607 187,168
a
Commercial Services & Supplies  —  0 .6%
Veralto Corp. ............................ 1,357 132,213
a
Communications Equipment  —  1 .4%
Arista Networks, Inc.
(a)
..................... 1,025 136,838
Ciena Corp.
(a)
........................... 224 78,109
Lumentum Holdings, Inc.
(a)
.................. 41 28,737
Motorola Solutions, Inc. .................... 147 70,892
314,576
a
Construction & Engineering  —  0 .8%
Comfort Systems USA, Inc. .................. 56 80,045
EMCOR Group, Inc. ....................... 102 73,911
Quanta Services, Inc. ...................... 47 26,465
180,421
a
Consumer Staples Distribution & Retail  —  0 .9%
Casey's General Stores, Inc. ................. 238 163,170
Costco Wholesale Corp. .................... 43 43,464
206,634
a
Electric Utilities  —  0 .2%
Constellation Energy Corp. .................. 113 37,276
a
Electrical Equipment  —  1 .1%
Bloom Energy Corp. , Class A
(a)
................ 199 30,979
GE Vernova, Inc. ......................... 237 207,043
238,022
a
Security Shares Value
a
Electronic Equipment, Instruments & Components  —  0 .1%
Coherent Corp.
(a)
......................... 101 $ 26,152
a
Entertainment  —  0 .7%
Electronic Arts, Inc. ....................... 132 26,475
Netflix, Inc.
(a)
............................ 1,431 137,720
164,195
a
Financial Services  —  3 .6%
Equitable Holdings, Inc. .................... 734 29,521
Mastercard, Inc. , Class A .................... 532 275,156
Visa, Inc. , Class A ........................ 1,492 477,649
782,326
a
Ground Transportation  —  0 .7%
Uber Technologies, Inc.
(a)
................... 1,964 148,125
a
Health Care Equipment & Supplies  —  1 .0%
IDEXX Laboratories, Inc.
(a)
................... 284 186,511
Intuitive Surgical, Inc.
(a)
..................... 59 29,707
216,218
a
Health Care Providers & Services  —  0 .6%
McKesson Corp. ......................... 127 125,396
a
Health Care REITs  —  0 .8%
Welltower, Inc. ........................... 841 174,188
a
Health Care Technology  —  0 .4%
Veeva Systems, Inc. , Class A
(a)
............... 448 81,540
a
Hotels, Restaurants & Leisure  —  1 .1%
Booking Holdings, Inc. ..................... 25 105,984
Chipotle Mexican Grill, Inc. , Class A
(a)
........... 1,197 44,552
Flutter Entertainment PLC , Class DI
(a)
........... 401 42,562
Las Vegas Sands Corp. .................... 393 22,291
Royal Caribbean Cruises Ltd. ................ 110 34,206
249,595
a
Interactive Media & Services  —  5 .0%
Alphabet, Inc. , Class C , NVS ................. 3,544 1,103,708
a
IT Services  —  0 .9%
Cloudflare, Inc. , Class A
(a)
................... 206 35,471
Gartner, Inc.
(a)
........................... 371 58,321
MongoDB, Inc. , Class A
(a)
................... 152 49,928
Snowflake, Inc. , Class A
(a)
................... 126 21,220
VeriSign, Inc. ........................... 177 40,345
205,285
a
Life Sciences Tools & Services  —  1 .0%
Mettler-Toledo International, Inc.
(a)
............. 101 138,035
Waters Corp.
(a)
.......................... 273 87,191
225,226
a
Machinery  —  0 .7%
Caterpillar, Inc. .......................... 199 147,823
a
Oil, Gas & Consumable Fuels  —  1 .1%
Cheniere Energy, Inc. ...................... 547 128,944
EQT Corp. ............................. 460 28,253
Targa Resources Corp. ..................... 223 52,584
Texas Pacific Land Corp. .................... 59 30,933
240,714
a
Pharmaceuticals  —  2 .8%
Eli Lilly & Co. ........................... 591 621,726
a

Schedule of Investments
(unaudited) (continued)
February 28, 2026
iShares
®
ESG Aware MSCI USA Growth ETF
(Percentages shown are based on Net Assets)
10
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Real Estate Management & Development  —  0 .6%
CBRE Group, Inc. , Class A
(a)
................. 939 $ 138,653
a
Semiconductors & Semiconductor Equipment  —  24 .2%
Advanced Micro Devices, Inc.
(a)
............... 1,377 275,689
Broadcom, Inc. .......................... 3,311 1,058,030
Credo Technology Group Holding Ltd.
(a)
.......... 176 19,759
First Solar, Inc.
(a)
......................... 97 19,128
KLA Corp. .............................. 73 111,292
Lam Research Corp. ...................... 1,419 331,890
Marvell Technology, Inc. .................... 995 81,282
Monolithic Power Systems, Inc. ............... 35 39,996
NVIDIA Corp. ........................... 19,035 3,372,812
5,309,878
a
Software  —  16 .8%
AppLovin Corp. , Class A
(a)
................... 131 56,955
Atlassian Corp. , Class A
(a)
................... 267 20,060
Autodesk, Inc.
(a)
.......................... 733 180,223
Cadence Design Systems, Inc.
(a)
.............. 477 143,768
Crowdstrike Holdings, Inc. , Class A
(a)
............ 156 58,029
Datadog, Inc. , Class A
(a)
.................... 179 20,041
Fair Isaac Corp.
(a)
......................... 21 29,597
Fortinet, Inc.
(a)
........................... 874 69,072
HubSpot, Inc.
(a)
.......................... 225 59,515
Microsoft Corp. .......................... 5,242 2,058,743
Oracle Corp. ............................ 1,270 184,658
Palantir Technologies, Inc. , Class A
(a)
........... 1,358 186,304
Palo Alto Networks, Inc.
(a)
................... 1,299 193,447
PTC, Inc.
(a)
............................. 205 32,101
ServiceNow, Inc.
(a)
........................ 1,718 185,561
Synopsys, Inc.
(a)
......................... 335 138,690
Tyler Technologies, Inc.
(a)
................... 70 24,828
Workday, Inc. , Class A
(a)
.................... 153 20,465
Security Shares Value
a
Software (continued)
Zscaler, Inc.
(a)
........................... 169 $ 24,841
3,686,898
a
Specialty Retail  —  0 .5%
Burlington Stores, Inc.
(a)
.................... 97 29,766
Carvana Co. , Class A
(a)
..................... 80 26,733
Ulta Beauty, Inc.
(a)
........................ 76 52,044
108,543
a
Technology Hardware, Storage & Peripherals  —  13 .5%
Apple, Inc. ............................. 11,136 2,941,909
Everpure, Inc. , Class A
(a)
.................... 343 22,027
2,963,936
a
Trading Companies & Distributors  —  1 .1%
WW Grainger, Inc. ........................ 205 234,670
a
a
Total Long-Term Investments — 99.4%
(Cost: $ 20,339,366 ) ................................. 21,830,602
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.64%
(b) (c)
............................ 16,282 16,282
a
Total Short-Term Securities — 0.1%
(Cost: $ 16,282 ) .................................... 16,282
Total Investments — 99.5%
(Cost: $ 20,355,648 ) ................................. 21,846,884
Other Assets Less Liabilities — 0 .5% ..................... 110,298
Net Assets — 100.0% ................................. $ 21,957,182
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
02/28/26
  Shares Held
at 02/28/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares
(a)
$ 46,700 $ — $ (46,709)
(b)
$ 11 $ (2) $ — — $ 212
(c)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 17,225 — (943)
(b)
— — 16,282 16,282 334 —
$ — $ 11 $ (2)
$ 16,282
$ 546 $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

iShares
®
ESG Aware MSCI USA Growth ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2026
11
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended February 28, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index ........................................................... 7 03/20/26 $ 92 $ (13)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 13 $ — $ — $ — $ 13
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ................................. $ — $ — $ (6,514) $ — $ — $ — $ (6,514)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts ................................. $ — $ — $ 125 $ — $ — $ — $ 125
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 227,727
a

Schedule of Investments
(unaudited) (continued)
February 28, 2026
iShares
®
ESG Aware MSCI USA Growth ETF
12
2026
iShares Semi-Annual Financial Statements and Additional Information
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 21,830,602  $ —  $ —  $ 21,830,602
Short-Term Securities
Money Market Funds ...................................... 16,282  —  —  16,282
$ 21,846,884  $ —  $ —  $ 21,846,884
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (13) $ —  $ —  $ (13)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
ESG Aware MSCI USA Small-Cap ETF
Schedule of Investments
(unaudited)
February 28, 2026
(Percentages shown are based on Net Assets)
13
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  3 .1%
AAR Corp.
(a)
............................ 16,242 $ 1,903,075
AeroVironment, Inc.
(a)
...................... 13,948 3,518,383
Archer Aviation, Inc. , Class A
(a) (b)
............... 236,739 1,685,582
Astronics Corp.
(a) (b)
........................ 16,418 1,323,619
ATI, Inc.
(a)
.............................. 56,691 9,274,081
Carpenter Technology Corp. ................. 20,501 8,160,833
Ducommun, Inc.
(a)
........................ 17,232 2,129,703
Hexcel Corp. ............................ 36,799 3,410,899
Huntington Ingalls Industries, Inc. .............. 18,208 8,093,820
Karman Holdings, Inc.
(a) (b)
................... 28,842 2,541,268
Kratos Defense & Security Solutions, Inc.
(a)
....... 73,371 6,323,113
Leonardo DRS, Inc. ....................... 73,234 3,177,623
Mercury Systems, Inc.
(a)
.................... 38,536 3,430,860
Moog, Inc. , Class A ....................... 12,951 4,370,056
V2X, Inc.
(a)
............................. 20,377 1,421,296
VSE Corp.
(b)
............................ 11,012 2,500,495
Woodward, Inc. .......................... 22,651 8,760,501
72,025,207
a
Air Freight & Logistics  —  0 .1%
GXO Logistics, Inc.
(a)
...................... 48,112 3,022,877
a
Automobile Components  —  1 .0%
BorgWarner, Inc. ......................... 103,542 5,960,913
Dana, Inc. .............................. 43,370 1,484,989
Dorman Products, Inc.
(a)
.................... 9,024 1,063,568
Garrett Motion, Inc. ....................... 63,680 1,296,525
Gentherm, Inc.
(a)
......................... 37,132 1,216,815
Goodyear Tire & Rubber Co. (The)
(a)
............ 140,947 1,162,813
LCI Industries ........................... 15,365 2,046,618
Lear Corp. ............................. 30,811 4,043,944
Mobileye Global, Inc. , Class A
(a) (b)
.............. 127,271 1,076,713
QuantumScape Corp. , Class A
(a) (b)
............. 162,403 1,123,829
Standard Motor Products, Inc. ................ 27,883 1,106,397
Visteon Corp. ........................... 20,225 1,934,926
XPEL, Inc.
(a) (b)
........................... 24,870 1,059,959
24,578,009
a
Automobiles  —  0 .3%
Harley-Davidson, Inc. ...................... 145,638 2,621,484
Lucid Group, Inc. , Class A
(a) (b)
................. 117,672 1,176,720
Thor Industries, Inc. ....................... 15,273 1,468,193
Winnebago Industries, Inc. .................. 31,031 1,237,827
6,504,224
a
Banks  —  5 .9%
Amalgamated Financial Corp. ................ 44,922 1,729,048
Ameris Bancorp .......................... 26,367 2,047,661
Associated Banc-Corp. ..................... 110,528 2,919,044
Atlantic Union Bankshares Corp. .............. 42,494 1,574,828
Banc of California, Inc. ..................... 95,152 1,757,457
Bancorp, Inc. (The)
(a)
...................... 26,389 1,385,159
Bank of Hawaii Corp. ...................... 20,699 1,568,363
Bank OZK ............................. 42,357 1,972,142
BankUnited, Inc. ......................... 38,015 1,775,300
Banner Corp. ........................... 47,352 2,786,665
Beacon Financial Corp. ..................... 145,244 4,319,557
Camden National Corp. .................... 57,580 2,657,893
Central Pacific Financial Corp. ................ 90,346 2,877,520
Coastal Financial Corp.
(a) (b)
.................. 13,700 1,016,403
Columbia Banking System, Inc. ............... 127,085 3,615,568
Commerce Bancshares, Inc. ................. 31,141 1,587,880
Community Financial System, Inc. ............. 23,555 1,426,255
Security Shares Value
a
Banks (continued)
Cullen/Frost Bankers, Inc. ................... 10,335 $ 1,428,504
Customers Bancorp, Inc.
(a)
................... 15,763 1,063,057
CVB Financial Corp. ....................... 94,247 1,812,370
East West Bancorp, Inc. .................... 64,555 7,065,545
Eastern Bankshares, Inc. ................... 55,130 1,078,343
Enterprise Financial Services Corp. ............ 28,233 1,612,104
First BanCorp ........................... 126,204 2,666,691
First Busey Corp. ......................... 49,604 1,257,957
First Financial Bancorp ..................... 45,254 1,270,280
First Horizon Corp. ........................ 190,320 4,527,713
First Interstate BancSystem, Inc. , Class A ........ 73,884 2,557,125
Flagstar Bank NA ......................... 99,897 1,267,693
Fulton Financial Corp. ...................... 138,192 2,826,026
Glacier Bancorp, Inc. ...................... 89,788 4,084,456
Hancock Whitney Corp. .................... 22,135 1,456,704
Hanmi Financial Corp. ..................... 42,717 1,115,341
Heritage Commerce Corp. ................... 107,787 1,339,792
Horizon Bancorp, Inc. ...................... 77,452 1,304,292
Independent Bank Corp. .................... 87,111 3,962,646
Old National Bancorp ...................... 187,627 4,334,184
Pathward Financial, Inc. .................... 14,680 1,332,797
Popular, Inc. ............................ 32,324 4,375,377
Provident Financial Services, Inc. .............. 93,057 1,957,919
Renasant Corp. .......................... 48,712 1,834,007
S&T Bancorp, Inc. ........................ 28,027 1,171,809
SOUTHSTATE BANK CORP. ................. 50,283 4,961,424
Texas Capital Bancshares, Inc.
(a)
.............. 15,158 1,444,557
UMB Financial Corp. ...................... 31,169 3,611,864
United Bankshares, Inc. .................... 157,054 6,486,330
United Community Banks, Inc. ................ 69,153 2,224,652
Valley National Bancorp .................... 284,716 3,590,269
Washington Trust Bancorp, Inc. ............... 38,783 1,306,599
Webster Financial Corp. .................... 77,038 5,556,751
Western Alliance Bancorp ................... 51,166 4,109,653
Wintrust Financial Corp. .................... 14,154 2,039,025
WSFS Financial Corp. ..................... 20,810 1,321,643
Zions Bancorp NA ........................ 97,627 5,592,075
137,964,317
a
Beverages  —  0 .7%
Brown-Forman Corp. , Class A ................ 82,073 2,409,663
Celsius Holdings, Inc.
(a)
..................... 50,681 2,717,009
Coca-Cola Consolidated, Inc. ................. 8,220 1,663,728
Molson Coors Beverage Co. , Class B ........... 104,798 5,134,054
Primo Brands Corp. , Class A ................. 109,246 2,477,699
Vita Coco Co., Inc. (The)
(a)
................... 20,750 1,204,745
15,606,898
a
Biotechnology  —  5 .3%
ADMA Biologics, Inc.
(a)
..................... 73,178 1,139,381
Alkermes PLC
(a)
.......................... 90,026 2,709,783
Amicus Therapeutics, Inc.
(a)
.................. 81,653 1,173,354
Apogee Therapeutics, Inc.
(a)
.................. 16,798 1,175,860
Arbutus Biopharma Corp.
(a) (b)
................. 279,047 1,300,359
Arcellx, Inc.
(a)
........................... 16,638 1,893,238
Arcutis Biotherapeutics, Inc.
(a)
................ 51,028 1,376,225
Arrowhead Pharmaceuticals, Inc.
(a)
............. 48,403 3,062,458
Atrium Therapeutics, Inc.
(a)
.................. 3,943 58,153
Avidity Biosciences, Inc.
(a)
................... 39,426 2,838,672
Beam Therapeutics, Inc.
(a)
................... 42,450 1,208,127
Biohaven Ltd.
(a)
.......................... 101,779 1,172,494
BioMarin Pharmaceutical, Inc.
(a)
............... 48,102 2,969,336
Bridgebio Pharma, Inc.
(a)
.................... 50,026 3,325,728
CareDx, Inc.
(a)
........................... 60,464 1,134,305

Schedule of Investments
(unaudited) (continued)
February 28, 2026
iShares
®
ESG Aware MSCI USA Small-Cap ETF
(Percentages shown are based on Net Assets)
14
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Biotechnology (continued)
Catalyst Pharmaceuticals, Inc.
(a)
............... 65,431 $ 1,510,148
Celldex Therapeutics, Inc.
(a) (b)
................. 50,849 1,530,046
CG Oncology, Inc.
(a) (b)
...................... 21,725 1,277,430
Cogent Biosciences, Inc.
(a)
................... 32,555 1,264,762
CRISPR Therapeutics AG
(a) (b)
................. 28,928 1,739,730
Cytokinetics, Inc.
(a)
........................ 60,333 3,753,919
Denali Therapeutics, Inc.
(a) (b)
................. 60,865 1,289,121
Disc Medicine, Inc. , Class A
(a) (b)
............... 17,763 1,183,371
Dyne Therapeutics, Inc.
(a)
................... 76,398 1,193,337
Erasca, Inc.
(a)
........................... 94,007 1,284,136
Exact Sciences Corp.
(a)
..................... 85,552 8,844,366
Exelixis, Inc.
(a)
........................... 76,220 3,358,253
Geron Corp.
(a)
........................... 649,291 1,090,809
GRAIL, Inc.
(a) (b)
.......................... 12,785 680,546
Halozyme Therapeutics, Inc.
(a)
................ 47,296 3,288,491
Ideaya Biosciences, Inc.
(a) (b)
.................. 41,718 1,343,320
Immunome, Inc.
(a)
........................ 53,776 1,175,543
Ionis Pharmaceuticals, Inc.
(a)
................. 68,387 5,549,605
KalVista Pharmaceuticals, Inc.
(a) (b)
.............. 77,746 1,265,705
Krystal Biotech, Inc.
(a)
...................... 5,335 1,470,539
Kymera Therapeutics, Inc.
(a) (b)
................ 18,577 1,697,009
Madrigal Pharmaceuticals, Inc.
(a)
.............. 4,974 2,148,768
MannKind Corp.
(a)
........................ 213,274 699,539
Mineralys Therapeutics, Inc.
(a)
................ 41,764 1,222,015
Mirum Pharmaceuticals, Inc.
(a)
................ 11,319 1,044,631
Moderna, Inc.
(a)
.......................... 143,989 7,713,491
MoonLake Immunotherapeutics , Class A
(a) (b)
....... 66,756 1,168,898
Myriad Genetics, Inc.
(a)
..................... 259,558 1,196,562
Newamsterdam Pharma Co. N.V.
(a) (b)
............ 33,111 1,174,116
Nurix Therapeutics, Inc.
(a)
................... 74,735 1,193,518
Praxis Precision Medicines, Inc.
(a)
.............. 8,635 2,907,836
Protagonist Therapeutics, Inc.
(a) (b)
.............. 21,477 1,977,602
PTC Therapeutics, Inc.
(a)
.................... 19,976 1,362,163
Recursion Pharmaceuticals, Inc. , Class A
(a) (b)
...... 337,144 1,237,318
Rhythm Pharmaceuticals, Inc.
(a)
............... 15,840 1,468,843
Roivant Sciences Ltd.
(a)
..................... 125,537 3,633,041
Sarepta Therapeutics, Inc.
(a)
................. 65,494 1,097,679
Scholar Rock Holding Corp.
(a)
................ 25,151 1,113,435
Soleno Therapeutics, Inc.
(a)
.................. 30,299 1,183,782
Spyre Therapeutics, Inc.
(a)
................... 32,502 1,397,911
TG Therapeutics, Inc.
(a)
..................... 40,182 1,209,076
Travere Therapeutics, Inc.
(a)
.................. 40,648 1,210,904
Twist Bioscience Corp.
(a)
.................... 22,184 1,040,873
Ultragenyx Pharmaceutical, Inc.
(a)
.............. 57,536 1,345,767
Vaxcyte, Inc.
(a)
........................... 55,417 3,421,446
Vera Therapeutics, Inc. , Class A
(a)
.............. 27,282 1,112,833
Veracyte, Inc.
(a)
.......................... 56,707 2,074,909
Viking Therapeutics, Inc.
(a) (b)
.................. 41,804 1,414,647
Viridian Therapeutics, Inc.
(a) (b)
................. 41,164 1,209,398
Xenon Pharmaceuticals, Inc.
(a)
................ 50,228 2,171,356
Zymeworks, Inc.
(a)
........................ 50,800 1,183,132
124,663,148
a
Broadline Retail  —  0 .3%
Etsy, Inc.
(a)
............................. 35,012 1,921,458
Kohl's Corp. ............................ 59,387 972,165
Macy's, Inc. ............................ 134,629 2,662,962
Ollie's Bargain Outlet Holdings, Inc.
(a)
........... 23,709 2,539,234
8,095,819
a
Building Products  —  2 .0%
AAON, Inc. ............................. 34,820 3,523,784
Advanced Drainage Systems, Inc. ............. 36,142 6,192,570
Armstrong World Industries, Inc. ............... 24,717 4,288,399
AZZ, Inc. .............................. 22,554 3,066,893
Security Shares Value
a
Building Products (continued)
CSW Industrials, Inc. ...................... 3,939 $ 1,159,366
Fortune Brands Innovations, Inc. .............. 71,733 3,897,971
Gibraltar Industries, Inc.
(a)
................... 22,141 1,006,973
Griffon Corp. ............................ 15,229 1,298,120
Hayward Holdings, Inc.
(a)
.................... 91,083 1,457,328
Modine Manufacturing Co.
(a)
................. 21,476 4,880,421
Owens Corning .......................... 36,472 4,452,137
Resideo Technologies, Inc.
(a)
................. 96,870 3,748,869
Simpson Manufacturing Co., Inc. .............. 9,297 1,799,620
Zurn Elkay Water Solutions Corp. .............. 141,117 7,194,145
47,966,596
a
Capital Markets  —  2 .9%
Affiliated Managers Group, Inc. ............... 14,816 4,536,363
Artisan Partners Asset Management, Inc. , Class A ... 65,337 2,631,774
DigitalBridge Group, Inc. .................... 76,399 1,180,364
Donnelley Financial Solutions, Inc.
(a)
............ 26,806 1,333,867
Evercore, Inc. , Class A ..................... 13,247 4,091,203
FactSet Research Systems, Inc. ............... 26,739 5,797,283
Franklin Resources, Inc. .................... 100,643 2,671,065
Freedom Holding Corp. N.V.
(a) (b)
............... 10,329 1,241,236
Galaxy Digital, Inc. , Class A
(a) (b)
............... 81,244 1,672,814
Invesco Ltd. ............................ 231,158 6,070,209
Janus Henderson Group PLC ................ 183,345 9,552,274
Jefferies Financial Group, Inc. ................ 66,019 2,931,244
Lazard, Inc. , Class A ....................... 70,876 3,586,326
MarketAxess Holdings, Inc. .................. 19,050 3,657,600
Morningstar, Inc. ......................... 8,719 1,596,798
Piper Sandler Companies ................... 6,551 1,936,148
PJT Partners, Inc. , Class A .................. 12,880 1,902,118
Stifel Financial Corp. ...................... 64,578 4,781,964
StoneX Group, Inc.
(a) (b)
..................... 13,166 1,678,665
TPG, Inc. , Class A ........................ 24,847 1,078,857
Victory Capital Holdings, Inc. , Class A ........... 27,422 1,897,054
Virtu Financial, Inc. , Class A .................. 30,451 1,260,976
WisdomTree, Inc. ......................... 104,435 1,786,883
68,873,085
a
Chemicals  —  1 .8%
Albemarle Corp. ......................... 47,684 8,519,700
Avient Corp. ............................ 41,139 1,689,579
Axalta Coating Systems Ltd.
(a)
................ 122,770 4,101,746
Balchem Corp. .......................... 14,558 2,641,258
Cabot Corp. ............................ 19,185 1,460,746
Celanese Corp. , Class A .................... 41,280 2,061,523
Chemours Co. (The) ....................... 76,558 1,396,418
Element Solutions, Inc. ..................... 70,482 2,473,213
FMC Corp. ............................. 80,710 1,189,665
Hawkins, Inc. ........................... 11,505 1,715,396
HB Fuller Co. ........................... 35,142 2,309,532
Ingevity Corp.
(a)
.......................... 15,340 1,104,940
Koppers Holdings, Inc. ..................... 33,988 1,284,746
Minerals Technologies, Inc. .................. 28,577 2,018,108
Mosaic Co. (The) ......................... 126,187 3,513,046
Perimeter Solutions, Inc.
(a)
................... 44,215 1,038,168
Sensient Technologies Corp. ................. 24,140 2,450,934
Stepan Co. ............................. 25,050 1,274,795
Tronox Holdings PLC ...................... 154,391 1,154,845
43,398,358
a
Commercial Services & Supplies  —  0 .6%
ABM Industries, Inc. ....................... 28,153 1,252,809
Clean Harbors, Inc.
(a)
...................... 8,006 2,347,359
HNI Corp. .............................. 68,067 3,060,292
Interface, Inc. , Class A ..................... 48,215 1,518,290

iShares
®
ESG Aware MSCI USA Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2026
(Percentages shown are based on Net Assets)
15
Schedule of Investments
Security Shares Value
a
Commercial Services & Supplies (continued)
MillerKnoll, Inc. .......................... 68,283 $ 1,375,220
OPENLANE, Inc.
(a)
........................ 63,383 1,807,049
Pitney Bowes, Inc. ........................ 77,970 836,618
Tetra Tech, Inc. .......................... 84,206 3,017,943
15,215,580
a
Communications Equipment  —  0 .6%
Applied Optoelectronics, Inc.
(a)
................ 26,673 2,246,667
Calix, Inc.
(a)
............................. 32,381 1,676,364
Digi International, Inc.
(a)
..................... 27,323 1,333,909
Extreme Networks, Inc.
(a)
.................... 83,029 1,160,746
Harmonic, Inc.
(a)
.......................... 119,543 1,270,742
NETGEAR, Inc.
(a)
......................... 55,127 1,136,719
Viasat, Inc.
(a)
............................ 42,831 1,960,803
Viavi Solutions, Inc.
(a)
...................... 71,555 2,125,899
Vistance Networks, Inc.
(a)
................... 95,316 1,674,702
14,586,551
a
Construction & Engineering  —  2 .3%
API Group Corp.
(a)
........................ 100,087 4,449,868
Arcosa, Inc. ............................ 34,139 3,669,260
Argan, Inc. ............................. 5,643 2,546,404
Dycom Industries, Inc.
(a)
.................... 11,822 4,965,476
Everus Construction Group, Inc.
(a)
.............. 22,849 2,761,758
Fluor Corp.
(a)
............................ 47,748 2,497,698
Granite Construction, Inc.
(b)
.................. 30,183 4,058,406
IES Holdings, Inc.
(a)
....................... 3,805 1,884,807
MasTec, Inc.
(a)
........................... 22,791 6,792,174
MYR Group, Inc.
(a)
........................ 10,874 2,935,545
Primoris Services Corp. .................... 27,072 4,080,292
Sterling Infrastructure, Inc.
(a)
................. 12,762 5,463,795
Tutor Perini Corp. ........................ 18,659 1,406,329
Valmont Industries, Inc. ..................... 10,282 4,729,000
WillScot Holdings Corp. , Class A .............. 94,610 2,044,522
54,285,334
a
Construction Materials  —  0 .1%
Eagle Materials, Inc. ....................... 5,260 1,177,188
Knife River Corp.
(a) (b)
....................... 27,135 2,414,472
3,591,660
a
Consumer Finance  —  0 .8%
Ally Financial, Inc. ........................ 102,648 4,048,437
Dave, Inc. , Class A
(a) (b)
..................... 6,853 1,324,479
Encore Capital Group, Inc.
(a)
................. 37,930 2,590,240
LendingClub Corp.
(a)
....................... 80,796 1,204,668
OneMain Holdings, Inc. , Class A ............... 65,422 3,599,518
PRA Group, Inc.
(a)
........................ 110,186 1,735,430
SLM Corp. ............................. 134,468 2,519,930
Upstart Holdings, Inc.
(a) (b)
.................... 37,759 1,028,178
18,050,880
a
Consumer Staples Distribution & Retail  —  1 .3%
Andersons, Inc. (The) ...................... 51,043 3,332,597
BJ's Wholesale Club Holdings, Inc.
(a)
............ 63,702 6,293,121
Chefs' Warehouse, Inc. (The)
(a)
............... 17,613 1,257,392
Maplebear, Inc.
(a)
......................... 47,552 1,783,675
Sprouts Farmers Market, Inc.
(a) (b)
.............. 53,812 3,975,092
U.S. Foods Holding Corp.
(a)
.................. 135,119 13,053,847
United Natural Foods, Inc.
(a)
.................. 34,285 1,310,030
31,005,754
a
Containers & Packaging  —  0 .8%
AptarGroup, Inc. ......................... 29,508 4,240,595
Crown Holdings, Inc. ...................... 56,762 6,504,925
Graphic Packaging Holding Co. ............... 95,779 1,171,377
Security Shares Value
a
Containers & Packaging (continued)
Greif, Inc. , Class A , NVS .................... 18,307 $ 1,330,370
Greif, Inc. , Class B ........................ 24,554 2,145,528
O-I Glass, Inc.
(a)
.......................... 84,292 1,129,513
Sealed Air Corp. ......................... 31,521 1,320,099
Sonoco Products Co. ...................... 32,646 1,843,520
19,685,927
a
Distributors  —  0 .4%
LKQ Corp. ............................. 163,629 5,417,756
Pool Corp. ............................. 13,442 3,053,754
8,471,510
a
Diversified Consumer Services  —  1 .3%
ADT, Inc. .............................. 591,705 4,745,474
Bright Horizons Family Solutions, Inc.
(a)
.......... 49,205 3,666,757
Coursera, Inc.
(a)
.......................... 191,354 1,226,579
Covista, Inc.
(a)
........................... 12,351 1,210,398
Duolingo, Inc. , Class A
(a)
.................... 13,631 1,376,731
Frontdoor, Inc.
(a)
.......................... 57,450 3,939,347
H&R Block, Inc. .......................... 42,344 1,296,573
Laureate Education, Inc. , Class A
(a)
............. 36,276 1,173,166
Liberty Live Holdings, Inc. , Class A
(a)
............ 13,033 1,264,722
Service Corp. International .................. 76,912 6,474,452
Stride, Inc.
(a)
............................ 23,241 1,961,076
Universal Technical Institute, Inc.
(a) (b)
............ 37,836 1,369,663
29,704,938
a
Diversified REITs  —  0 .3%
Alexander & Baldwin, Inc. ................... 87,197 1,812,826
Broadstone Net Lease, Inc. , Class A ............ 73,007 1,415,606
Essential Properties Realty Trust, Inc. ........... 84,843 2,879,571
6,108,003
a
Diversified Telecommunication Services  —  0 .4%
Cogent Communications Holdings, Inc. .......... 43,790 821,500
Globalstar, Inc.
(a)
......................... 22,566 1,405,185
Iridium Communications, Inc. ................. 68,611 1,643,233
Liberty Latin America Ltd. , Class A
(a)
............ 148,482 1,164,099
Lumen Technologies, Inc.
(a)
.................. 395,163 2,809,609
Shenandoah Telecommunications Co. ........... 90,078 1,227,763
Uniti Group, Inc.
(a)
........................ 161,893 1,185,057
10,256,446
a
Electric Utilities  —  0 .1%
TXNM Energy, Inc. ........................ 26,393 1,557,715
a
Electrical Equipment  —  1 .9%
Acuity, Inc. ............................. 16,393 4,943,965
American Superconductor Corp.
(a) (b)
............ 32,045 1,044,026
Amprius Technologies, Inc.
(a)
................. 119,821 1,285,679
Array Technologies, Inc.
(a) (b)
.................. 103,918 787,698
Atkore, Inc. ............................. 17,727 1,147,114
Enovix Corp.
(a) (b)
.......................... 197,187 1,039,175
Eos Energy Enterprises, Inc. , Class A
(a) (b)
......... 108,539 618,130
Fluence Energy, Inc. , Class A
(a)
............... 65,974 1,025,236
Generac Holdings, Inc.
(a)
.................... 23,292 5,249,318
Nextpower, Inc. , Class A
(a)
................... 58,296 6,126,910
NuScale Power Corp. , Class A
(a) (b)
.............. 81,778 1,050,847
nVent Electric PLC ........................ 63,677 7,536,810
Plug Power, Inc.
(a) (b)
....................... 643,358 1,151,611
Powell Industries, Inc. ...................... 4,343 2,273,995
Regal Rexnord Corp. ...................... 15,499 3,424,969
Sensata Technologies Holding PLC ............ 65,823 2,457,831
Shoals Technologies Group, Inc. , Class A
(a)
....... 109,923 651,843
Sunrun, Inc.
(a)
........................... 98,459 1,304,582

Schedule of Investments
(unaudited) (continued)
February 28, 2026
iShares
®
ESG Aware MSCI USA Small-Cap ETF
(Percentages shown are based on Net Assets)
16
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Electrical Equipment (continued)
Vicor Corp.
(a)
............................ 7,447 $ 1,499,826
44,619,565
a
Electronic Equipment, Instruments & Components  —  3 .2%
Advanced Energy Industries, Inc. .............. 20,403 6,846,635
Arlo Technologies, Inc.
(a)
.................... 100,480 1,576,531
Arrow Electronics, Inc.
(a)
.................... 24,749 3,765,808
Avnet, Inc. ............................. 68,087 4,482,848
Badger Meter, Inc. ........................ 23,519 3,585,001
Belden, Inc. ............................ 29,423 4,216,316
Benchmark Electronics, Inc. ................. 37,469 2,166,083
Cognex Corp. ........................... 46,977 2,555,549
ePlus, Inc. ............................. 15,627 1,260,474
Fabrinet
(a)
.............................. 13,976 7,625,725
Insight Enterprises, Inc.
(a)
................... 14,766 1,233,847
Itron, Inc.
(a)
............................. 29,894 2,808,541
Knowles Corp.
(a)
......................... 57,266 1,555,917
Littelfuse, Inc. ........................... 8,835 3,113,984
Mirion Technologies, Inc. , Class A
(a)
............ 108,986 2,355,187
Novanta, Inc.
(a)
.......................... 20,613 2,771,006
OSI Systems, Inc.
(a)
....................... 4,598 1,311,350
Plexus Corp.
(a)
........................... 18,802 3,650,032
Ralliant Corp. ........................... 49,887 2,289,314
Rogers Corp.
(a)
.......................... 21,731 2,343,254
Sanmina Corp.
(a)
......................... 17,492 2,715,808
TD SYNNEX Corp. ........................ 30,891 4,844,018
TTM Technologies, Inc.
(a)
.................... 37,670 3,926,721
Vontier Corp.
(b)
.......................... 54,820 2,243,234
75,243,183
a
Energy Equipment & Services  —  1 .7%
Archrock, Inc. ........................... 83,598 2,953,517
Cactus, Inc. , Class A ...................... 26,165 1,412,910
Core Laboratories, Inc.
(b)
.................... 74,024 1,302,082
Expro Group Holdings N.V.
(a)
................. 126,588 2,260,862
Innovex International, Inc.
(a)
.................. 79,850 2,104,048
Kodiak Gas Services, Inc. ................... 31,921 1,741,929
Liberty Energy, Inc. , Class A ................. 44,060 1,237,645
NOV, Inc. .............................. 206,947 4,192,746
Solaris Energy Infrastructure, Inc. , Class A ........ 22,271 1,105,310
TechnipFMC PLC ........................ 202,404 13,421,409
Tidewater, Inc.
(a)
......................... 16,809 1,334,971
Transocean Ltd.
(a)
........................ 189,936 1,230,785
Valaris Ltd.
(a)
............................ 13,184 1,263,686
Weatherford International PLC ................ 37,256 3,929,018
39,490,918
a
Entertainment  —  0 .7%
Cinemark Holdings, Inc. .................... 70,745 1,997,839
IMAX Corp.
(a)
........................... 40,093 1,717,183
Lionsgate Studios Corp.
(a)
................... 141,254 1,271,286
Roku, Inc. , Class A
(a)
...................... 41,612 4,095,037
Sphere Entertainment Co. , Class A
(a)
............ 12,402 1,475,962
TKO Group Holdings, Inc. , Class A ............. 22,779 5,099,535
15,656,842
a
Financial Services  —  1 .1%
Burford Capital Ltd. ....................... 217,578 1,836,358
Essent Group Ltd. ........................ 19,287 1,173,421
Flywire Corp.
(a)
.......................... 110,167 1,356,156
HA Sustainable Infrastructure Capital, Inc. ........ 76,098 2,779,099
Jackson Financial, Inc. , Class A ............... 24,683 2,702,295
MGIC Investment Corp. .................... 118,142 3,134,307
NMI Holdings, Inc. , Class A
(a)
................. 48,927 1,923,320
Payoneer Global, Inc.
(a)
..................... 172,274 744,224
Security Shares Value
a
Financial Services (continued)
PennyMac Financial Services, Inc. ............. 16,279 $ 1,496,528
Radian Group, Inc. ........................ 49,707 1,715,886
Voya Financial, Inc. ....................... 35,920 2,402,330
Walker & Dunlop, Inc. ...................... 20,126 925,997
Western Union Co. (The) ................... 105,487 1,015,840
WEX, Inc.
(a)
............................. 19,192 2,863,254
26,069,015
a
Food Products  —  1 .4%
Cal-Maine Foods, Inc. ...................... 14,582 1,270,238
Campbell's Company (The) .................. 123,973 3,341,072
Conagra Brands, Inc. ...................... 265,991 5,120,327
Darling Ingredients, Inc.
(a)
................... 79,699 4,236,799
Flowers Foods, Inc. ....................... 121,686 1,202,258
Freshpet, Inc.
(a)
.......................... 34,964 2,952,710
Ingredion, Inc. ........................... 50,460 5,927,032
J M Smucker Co. (The) ..................... 44,614 5,172,993
Lamb Weston Holdings, Inc. ................. 68,584 3,305,063
Vital Farms, Inc.
(a) (b)
....................... 41,360 872,282
33,400,774
a
Gas Utilities  —  1 .9%
Chesapeake Utilities Corp. .................. 28,816 3,918,112
National Fuel Gas Co. ..................... 59,916 5,454,153
New Jersey Resources Corp. ................. 100,837 5,469,399
Northwest Natural Holding Co. ................ 50,446 2,675,656
ONE Gas, Inc. ........................... 91,513 8,001,897
Southwest Gas Holdings, Inc. ................ 49,753 4,386,722
Spire, Inc. .............................. 70,833 6,489,011
UGI Corp. .............................. 191,884 7,178,380
43,573,330
a
Ground Transportation  —  1 .6%
ArcBest Corp. ........................... 15,907 1,633,013
Avis Budget Group, Inc.
(a) (b)
.................. 9,599 935,039
Knight-Swift Transportation Holdings, Inc. , Class A .. 36,411 2,290,980
Landstar System, Inc. ...................... 23,466 3,823,785
Lyft, Inc. , Class A
(a) (b)
....................... 130,974 1,812,680
RXO, Inc.
(a)
............................. 79,224 1,264,415
Ryder System, Inc. ........................ 30,220 6,695,543
Saia, Inc.
(a)
............................. 9,793 3,969,984
Schneider National, Inc. , Class B .............. 109,453 3,106,276
Werner Enterprises, Inc. .................... 43,867 1,539,293
XPO, Inc.
(a)
............................. 47,775 10,055,204
37,126,212
a
Health Care Equipment & Supplies  —  2 .3%
Align Technology, Inc.
(a)
..................... 22,459 4,269,456
Alphatec Holdings, Inc.
(a) (b)
................... 86,571 1,179,097
Artivion, Inc.
(a)
........................... 32,038 1,233,463
AtriCure, Inc.
(a) (b)
......................... 35,395 1,106,448
Baxter International, Inc. .................... 113,537 2,312,749
DENTSPLY SIRONA, Inc. ................... 94,508 1,387,377
Embecta Corp. .......................... 114,256 1,172,266
Enovis Corp.
(a)
........................... 54,143 1,379,022
Envista Holdings Corp.
(a)
.................... 65,632 1,917,111
Establishment Labs Holdings, Inc.
(a) (b)
........... 15,747 1,239,289
Glaukos Corp.
(a)
.......................... 34,189 4,116,356
Haemonetics Corp.
(a)
...................... 21,674 1,372,398
ICU Medical, Inc.
(a)
........................ 12,817 1,929,984
Inspire Medical Systems, Inc.
(a)
............... 19,401 1,251,558
Integer Holdings Corp.
(a)
.................... 15,891 1,377,432
IRhythm Holdings, Inc.
(a)
.................... 11,486 1,536,252
Lantheus Holdings, Inc.
(a)
................... 24,096 1,805,031
LivaNova PLC
(a)
.......................... 22,280 1,572,968

iShares
®
ESG Aware MSCI USA Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2026
(Percentages shown are based on Net Assets)
17
Schedule of Investments
Security Shares Value
a
Health Care Equipment & Supplies (continued)
Masimo Corp.
(a)
.......................... 12,300 $ 2,156,805
Merit Medical Systems, Inc.
(a)
................. 28,291 2,183,499
Neogen Corp.
(a)
.......................... 106,443 1,195,355
Novocure Ltd.
(a)
.......................... 105,092 1,436,608
Omnicell, Inc.
(a)
.......................... 32,469 1,334,476
Penumbra, Inc.
(a)
......................... 13,155 4,530,450
PROCEPT BioRobotics Corp.
(a)
............... 41,514 941,953
QuidelOrtho Corp.
(a)
....................... 50,603 1,150,712
STAAR Surgical Co.
(a)
...................... 72,210 1,436,979
Tandem Diabetes Care, Inc.
(a)
................ 62,136 1,572,041
Teleflex, Inc. ............................ 19,631 2,396,160
TransMedics Group, Inc.
(a) (b)
.................. 11,462 1,664,970
UFP Technologies, Inc.
(a)
.................... 4,751 1,000,466
55,158,731
a
Health Care Providers & Services  —  2 .6%
Acadia Healthcare Co., Inc.
(a) (b)
................ 71,612 1,678,585
Addus HomeCare Corp.
(a) (b)
.................. 10,326 1,069,051
Alignment Healthcare, Inc.
(a)
................. 73,884 1,420,050
AMN Healthcare Services, Inc.
(a)
............... 71,418 1,391,223
BrightSpring Health Services, Inc.
(a)
............ 38,655 1,601,477
Brookdale Senior Living, Inc.
(a) (b)
............... 104,539 1,599,447
Castle Biosciences, Inc.
(a) (b)
.................. 35,051 1,036,458
Chemed Corp. ........................... 4,179 1,713,432
CorVel Corp.
(a)
........................... 23,539 1,214,142
DaVita, Inc.
(a)
............................ 13,127 2,051,750
Encompass Health Corp. ................... 50,439 5,441,359
Ensign Group, Inc. (The) .................... 22,841 4,891,857
Fulgent Genetics, Inc.
(a)
.................... 49,558 759,724
GeneDx Holdings Corp. , Class A
(a)
............. 12,862 1,025,230
Guardant Health, Inc.
(a)
..................... 46,655 4,380,905
HealthEquity, Inc.
(a)
........................ 32,329 2,472,845
Henry Schein, Inc.
(a) (b)
...................... 51,033 4,204,609
Hims & Hers Health, Inc. , Class A
(a) (b)
........... 78,607 1,141,374
Molina Healthcare, Inc.
(a)
.................... 20,048 3,088,394
NeoGenomics, Inc.
(a)
...................... 102,542 1,007,988
Option Care Health, Inc.
(a)
................... 103,583 3,362,304
Pediatrix Medical Group, Inc.
(a)
................ 54,131 1,074,500
Pennant Group, Inc. (The)
(a)
.................. 43,024 1,450,339
Privia Health Group, Inc.
(a)
................... 108,634 2,580,057
Progyny, Inc.
(a)
........................... 57,567 1,018,360
RadNet, Inc.
(a)
........................... 24,883 1,737,082
Tenet Healthcare Corp.
(a)
.................... 26,981 6,458,982
60,871,524
a
Health Care REITs  —  0 .8%
Alexandria Real Estate Equities, Inc. ............ 51,514 2,783,817
American Healthcare REIT, Inc. ............... 44,067 2,302,060
CareTrust REIT, Inc. ....................... 112,660 4,576,249
Medical Properties Trust, Inc. ................. 219,679 1,265,351
Omega Healthcare Investors, Inc. .............. 110,655 5,341,317
Sabra Health Care REIT, Inc. ................. 141,501 2,907,845
19,176,639
a
Health Care Technology  —  0 .1%
Doximity, Inc. , Class A
(a)
.................... 47,816 1,172,927
Waystar Holding Corp.
(a)
.................... 48,534 1,244,897
2,417,824
a
Hotel & Resort REITs  —  0 .5%
Host Hotels & Resorts, Inc. .................. 249,043 4,878,753
Park Hotels & Resorts, Inc. .................. 111,259 1,258,339
Ryman Hospitality Properties, Inc. ............. 36,327 3,587,291
Xenia Hotels & Resorts, Inc. ................. 81,161 1,240,140
10,964,523
a
Security Shares Value
a
Hotels, Restaurants & Leisure  —  2 .5%
Aramark ............................... 115,773 $ 4,845,100
Boyd Gaming Corp. ....................... 19,173 1,595,769
Brinker International, Inc.
(a)
.................. 20,959 3,106,124
Caesars Entertainment, Inc.
(a)
................ 104,571 2,619,504
Cava Group, Inc.
(a)
........................ 27,442 2,263,142
Choice Hotels International, Inc.
(b)
.............. 23,426 2,467,929
Churchill Downs, Inc. ...................... 16,641 1,529,807
Dutch Bros, Inc. , Class A
(a) (b)
................. 35,254 1,889,967
Global Business Travel Group I , Class C
(a) (b)
....... 373,202 2,041,415
Hilton Grand Vacations, Inc.
(a) (b)
............... 50,802 2,284,058
Life Time Group Holdings, Inc.
(a)
............... 63,518 1,714,986
Marriott Vacations Worldwide Corp. ............. 20,666 1,343,497
MGM Resorts International
(a)
................. 58,876 2,170,169
Norwegian Cruise Line Holdings Ltd.
(a)
........... 188,311 4,668,230
Penn Entertainment, Inc.
(a)
................... 96,916 1,515,766
Planet Fitness, Inc. , Class A
(a)
................ 45,063 3,701,925
Pursuit Attractions and Hospitality, Inc.
(a)
......... 34,552 1,201,027
Shake Shack, Inc. , Class A
(a)
................. 14,410 1,383,504
Texas Roadhouse, Inc. , Class A ............... 9,969 1,823,031
Travel + Leisure Co. ....................... 55,028 4,055,564
United Parks & Resorts, Inc.
(a)
................ 33,841 1,177,328
Wendy's Co. (The) ........................ 168,560 1,291,170
Wingstop, Inc. ........................... 10,132 2,629,355
Wyndham Hotels & Resorts, Inc. .............. 24,796 2,028,313
Wynn Resorts Ltd. ........................ 22,301 2,412,745
57,759,425
a
Household Durables  —  1 .7%
Beazer Homes USA, Inc.
(a)
.................. 42,488 1,086,843
Cavco Industries, Inc.
(a)
..................... 1,990 1,148,748
Century Communities, Inc. .................. 16,143 1,085,294
Champion Homes, Inc.
(a)
.................... 14,151 1,322,836
Installed Building Products, Inc. ............... 9,453 3,098,315
KB Home .............................. 34,323 2,182,256
La-Z-Boy, Inc. ........................... 35,345 1,262,523
M/I Homes, Inc.
(a)
......................... 8,269 1,175,521
Meritage Homes Corp. ..................... 32,426 2,445,569
Mohawk Industries, Inc.
(a)
................... 9,865 1,235,789
Newell Brands, Inc. ....................... 251,218 1,143,042
Somnigroup International, Inc. ................ 57,925 5,184,867
Sonos, Inc.
(a)
............................ 75,356 1,160,482
Taylor Morrison Home Corp. , Class A
(a)
.......... 39,239 2,585,458
Toll Brothers, Inc. ......................... 28,150 4,426,306
TopBuild Corp.
(a) (b)
........................ 12,217 5,476,881
Tri Pointe Homes, Inc.
(a)
.................... 39,731 1,839,545
Whirlpool Corp. .......................... 33,935 2,322,172
40,182,447
a
Household Products  —  0 .1%
WD-40 Co. ............................. 7,420 1,767,444
a
Independent Power and Renewable Electricity Producers  —  0 .3%
Clearway Energy, Inc. , Class A ................ 43,792 1,577,388
Clearway Energy, Inc. , Class C ............... 41,571 1,592,585
Ormat Technologies, Inc. .................... 32,666 3,387,464
6,557,437
a
Industrial REITs  —  0 .8%
Americold Realty Trust, Inc. .................. 95,617 1,280,312
EastGroup Properties, Inc. .................. 19,711 3,869,466
First Industrial Realty Trust, Inc. ............... 21,663 1,367,802
LXP Industrial Trust ....................... 62,810 3,112,864
Rexford Industrial Realty, Inc. ................ 156,373 5,859,296
Terreno Realty Corp. ...................... 35,035 2,314,412
17,804,152
a

Schedule of Investments
(unaudited) (continued)
February 28, 2026
iShares
®
ESG Aware MSCI USA Small-Cap ETF
(Percentages shown are based on Net Assets)
18
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Insurance  —  3 .2%
American Financial Group, Inc. ............... 25,404 $ 3,378,224
Assurant, Inc. ........................... 44,214 10,151,092
Axis Capital Holdings Ltd. ................... 58,865 6,223,208
Baldwin Insurance Group, Inc. (The) , Class A
(a) (b)
.... 67,459 1,567,073
Brighthouse Financial, Inc.
(a) (b)
................ 18,476 1,108,190
CNO Financial Group, Inc. ................... 97,129 4,060,963
First American Financial Corp. ................ 27,270 1,911,900
Globe Life, Inc. .......................... 30,201 4,386,997
Hanover Insurance Group, Inc. (The) ........... 7,551 1,363,937
Kinsale Capital Group, Inc. .................. 9,067 3,533,138
Lemonade, Inc.
(a)
......................... 18,158 939,495
Lincoln National Corp. ..................... 46,766 1,604,074
Old Republic International Corp. ............... 34,581 1,482,487
Oscar Health, Inc. , Class A
(a)
................. 87,661 1,195,696
Palomar Holdings, Inc.
(a)
.................... 17,164 2,123,358
Primerica, Inc. ........................... 9,533 2,418,141
Reinsurance Group of America, Inc. ............ 28,594 6,168,584
RenaissanceRe Holdings Ltd. ................ 17,373 5,254,638
RLI Corp. .............................. 30,977 1,930,487
Ryan Specialty Holdings, Inc. , Class A ........... 38,918 1,531,423
Selective Insurance Group, Inc. ............... 54,270 4,560,851
Stewart Information Services Corp. ............. 34,039 2,416,429
Unum Group ............................ 84,461 6,058,387
75,368,772
a
Interactive Media & Services  —  0 .3%
Match Group, Inc. ........................ 40,624 1,283,719
Trump Media & Technology Group Corp.
(a) (b)
....... 118,192 1,265,836
Yelp, Inc. , Class A
(a)
....................... 57,376 1,278,911
Ziff Davis, Inc.
(a)
.......................... 39,330 1,065,056
ZoomInfo Technologies, Inc. , Class A
(a)
.......... 185,651 1,152,893
6,046,415
a
IT Services  —  0 .8%
Akamai Technologies, Inc.
(a)
.................. 75,133 7,392,336
Applied Digital Corp.
(a) (b)
.................... 96,869 2,641,618
DigitalOcean Holdings, Inc.
(a)
................. 22,568 1,265,162
DXC Technology Co.
(a)
..................... 98,644 1,241,928
EPAM Systems, Inc.
(a)
...................... 20,767 2,928,147
Fastly, Inc. , Class A
(a)
...................... 67,056 1,282,111
Kyndryl Holdings, Inc.
(a)
..................... 90,371 1,114,274
17,865,576
a
Leisure Products  —  0 .5%
Brunswick Corp. ......................... 16,727 1,331,804
Callaway Golf Co.
(a)
....................... 97,780 1,374,787
Hasbro, Inc. ............................ 55,257 5,503,044
Mattel, Inc.
(a)
............................ 102,624 1,739,477
YETI Holdings, Inc.
(a) (b)
..................... 63,335 2,768,373
12,717,485
a
Life Sciences Tools & Services  —  1 .5%
Adaptive Biotechnologies Corp.
(a)
.............. 74,053 1,186,329
Avantor, Inc.
(a) (b)
.......................... 326,454 2,954,409
Azenta, Inc.
(a)
........................... 40,703 1,098,167
BioLife Solutions, Inc.
(a)
..................... 52,290 1,265,418
Bio-Rad Laboratories, Inc. , Class A
(a)
............ 5,058 1,408,349
Bio-Techne Corp. ......................... 66,766 3,939,194
Bruker Corp. ............................ 40,728 1,633,600
Charles River Laboratories International, Inc.
(a)
..... 21,116 3,768,995
Medpace Holdings, Inc.
(a)
................... 8,817 3,983,168
Repligen Corp.
(a)
......................... 24,094 3,101,621
Revvity, Inc. ............................ 67,019 6,588,638
Sotera Health Co.
(a)
....................... 77,433 1,258,286
Security Shares Value
a
Life Sciences Tools & Services (continued)
Tempus AI, Inc. , Class A
(a) (b)
.................. 37,564 $ 2,000,283
34,186,457
a
Machinery  —  4 .9%
Aebi Schmidt Holding AG
(b)
.................. 76,830 1,107,889
AGCO Corp. ............................ 24,683 3,369,229
Alamo Group, Inc. ........................ 13,146 2,807,065
Allison Transmission Holdings, Inc. ............. 37,842 4,741,603
Astec Industries, Inc. ...................... 24,533 1,523,254
CECO Environmental Corp.
(a)
................. 18,291 1,105,691
Chart Industries, Inc.
(a)
..................... 16,468 3,413,816
Crane Co. .............................. 21,427 4,296,756
Donaldson Co., Inc. ....................... 52,452 4,865,448
Douglas Dynamics, Inc. .................... 35,351 1,623,318
Energy Recovery, Inc.
(a)
.................... 122,885 1,281,691
Enerpac Tool Group Corp. , Class A ............. 54,252 2,213,482
Enpro, Inc. ............................. 9,570 2,475,280
ESCO Technologies, Inc. ................... 15,449 4,283,853
Federal Signal Corp. ...................... 21,770 2,534,681
Flowserve Corp. ......................... 67,616 5,985,368
Franklin Electric Co., Inc. ................... 20,595 2,051,674
Gates Industrial Corp. PLC
(a)
................. 146,954 4,051,522
Greenbrier Companies, Inc. (The) .............. 26,064 1,470,531
ITT, Inc. ............................... 36,277 7,342,828
JBT Marel Corp. ......................... 19,225 2,960,650
Kennametal, Inc. ......................... 39,987 1,610,676
Lincoln Electric Holdings, Inc. ................ 18,897 5,424,384
Lindsay Corp. ........................... 9,989 1,345,518
Middleby Corp. (The)
(a)
..................... 9,769 1,649,593
Mueller Water Products, Inc. , Series A ........... 160,134 4,792,811
Oshkosh Corp. .......................... 38,540 6,552,571
SPX Technologies, Inc.
(a)
.................... 21,656 4,914,613
Stanley Black & Decker, Inc. ................. 53,363 4,615,366
Symbotic, Inc. , Class A
(a)
.................... 21,157 1,158,980
Terex Corp. ............................. 57,869 3,980,809
Toro Co. (The) ........................... 29,888 2,954,728
Trinity Industries, Inc. ...................... 75,073 2,565,995
Watts Water Technologies, Inc. , Class A .......... 18,941 6,226,664
Worthington Enterprises, Inc. ................. 20,228 1,132,970
114,431,307
a
Media  —  0 .8%
Clear Channel Outdoor Holdings, Inc. , Class A
(a)
.... 496,144 1,190,746
DoubleVerify Holdings, Inc.
(a)
................. 142,237 1,499,178
Liberty Broadband Corp. , Series A
(a)
............ 23,275 1,270,350
Liberty Broadband Corp. , Series C , NVS
(a)
........ 21,240 1,159,916
Magnite, Inc.
(a)
........................... 101,572 1,383,411
New York Times Co. (The) , Class A ............. 55,245 4,407,998
Nexstar Media Group, Inc. , Class A ............. 5,975 1,499,844
Paramount Skydance Corp. , Class B , NVS ........ 134,228 1,813,420
Sirius XM Holdings, Inc. .................... 66,152 1,452,698
TEGNA, Inc. ............................ 149,122 3,124,106
18,801,667
a
Metals & Mining  —  2 .3%
Alcoa Corp. ............................. 100,711 6,252,139
Century Aluminum Co.
(a)
.................... 24,003 1,237,595
Cleveland-Cliffs, Inc.
(a)
..................... 212,127 2,261,274
Coeur Mining, Inc.
(a) (b)
...................... 248,470 6,745,960
Commercial Metals Co. ..................... 65,802 4,823,287
Compass Minerals International, Inc.
(a)
........... 51,381 1,294,801
Constellium SE , Class A
(a)
................... 92,262 2,296,401
Hecla Mining Co. ......................... 280,335 6,983,145
Kaiser Aluminum Corp. ..................... 10,957 1,425,944
Materion Corp. .......................... 12,367 2,016,563

iShares
®
ESG Aware MSCI USA Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2026
(Percentages shown are based on Net Assets)
19
Schedule of Investments
Security Shares Value
a
Metals & Mining (continued)
Metallus, Inc.
(a)
.......................... 56,862 $ 966,654
MP Materials Corp. , Class A
(a) (b)
............... 53,626 3,156,963
Perpetua Resources Corp.
(a)
................. 42,247 1,557,224
Royal Gold, Inc. .......................... 36,085 10,817,922
Warrior Met Coal, Inc. ...................... 18,999 1,581,477
53,417,349
a
Mortgage REITs  —  0 .3%
AGNC Investment Corp. .................... 533,024 5,975,199
KKR Real Estate Finance Trust, Inc. ............ 167,420 1,163,569
Starwood Property Trust, Inc. ................. 64,577 1,150,116
8,288,884
a
Multi-Utilities  —  0 .3%
Avista Corp. ............................ 138,808 5,638,381
Unitil Corp. ............................. 23,071 1,206,844
6,845,225
a
Office REITs  —  0 .8%
Brandywine Realty Trust .................... 381,349 1,216,503
BXP, Inc. .............................. 75,613 4,353,797
COPT Defense Properties ................... 121,132 3,849,575
Cousins Properties, Inc. .................... 57,703 1,336,401
Easterly Government Properties, Inc. , Class A ..... 72,765 1,693,969
Empire State Realty Trust, Inc. , Class A .......... 267,494 1,572,865
Highwoods Properties, Inc. .................. 51,968 1,168,760
JBG SMITH Properties ..................... 75,862 1,153,861
Kilroy Realty Corp. ........................ 37,586 1,120,815
Piedmont Realty Trust, Inc. , Class A ............ 158,693 1,204,480
SL Green Realty Corp. ..................... 35,008 1,290,045
19,961,071
a
Oil, Gas & Consumable Fuels  —  3 .4%
Antero Midstream Corp. .................... 143,872 3,234,242
Antero Resources Corp.
(a)
................... 122,334 4,503,114
APA Corp. ............................. 138,692 4,212,076
BKV Corp.
(a)
............................ 38,999 1,221,839
California Resources Corp. .................. 33,970 1,998,795
Centrus Energy Corp. , Class A
(a) (b)
............. 6,025 1,220,605
CNX Resources Corp.
(a)
.................... 73,878 3,086,623
Delek U.S. Holdings, Inc. ................... 38,147 1,453,782
Diversified Energy Co. ..................... 88,670 1,220,099
DT Midstream, Inc. ........................ 45,132 6,266,127
Excelerate Energy, Inc. , Class A ............... 40,439 1,627,670
Hess Midstream LP , Class A ................. 89,247 3,452,074
HF Sinclair Corp. ......................... 82,006 4,101,120
Kinetik Holdings, Inc. , Class A ................ 55,030 2,503,315
Kosmos Energy Ltd.
(a) (b)
..................... 747,872 1,742,542
Murphy Oil Corp. ......................... 101,393 3,361,178
Ovintiv, Inc. ............................. 191,478 9,686,872
Par Pacific Holdings, Inc.
(a)
.................. 27,543 1,175,260
PBF Energy, Inc. , Class A ................... 34,609 1,232,080
Permian Resources Corp. , Class A ............. 215,947 3,949,671
Range Resources Corp. .................... 135,147 5,578,868
SM Energy Co. .......................... 74,335 1,719,368
Sunococorp LLC ......................... 65,007 3,893,269
Talos Energy, Inc.
(a)
....................... 131,057 1,605,448
Uranium Energy Corp.
(a) (b)
................... 218,054 3,342,768
Viper Energy, Inc. , Class A .................. 35,090 1,633,089
World Kinect Corp. ........................ 44,563 1,111,847
80,133,741
a
Paper & Forest Products  —  0 .1%
Louisiana-Pacific Corp. ..................... 25,033 2,121,296
a
Security Shares Value
a
Passenger Airlines  —  0 .1%
Alaska Air Group, Inc.
(a) (b)
................... 37,146 $ 1,916,734
Joby Aviation, Inc. , Class A
(a) (b)
................ 116,999 1,177,010
3,093,744
a
Personal Care Products  —  0 .2%
Coty, Inc. , Class A
(a)
....................... 456,816 1,146,608
Edgewell Personal Care Co. ................. 58,302 1,325,788
elf Beauty, Inc.
(a)
......................... 20,478 1,885,000
4,357,396
a
Pharmaceuticals  —  1 .7%
Amylyx Pharmaceuticals, Inc.
(a)
............... 82,724 1,254,923
Axsome Therapeutics, Inc.
(a)
................. 11,248 1,843,435
Corcept Therapeutics, Inc.
(a)
................. 30,698 1,095,919
Crinetics Pharmaceuticals, Inc.
(a) (b)
............. 47,745 1,962,320
Definium Therapeutics, Inc.
(a)
................. 69,267 1,208,709
Edgewise Therapeutics, Inc.
(a)
................ 38,818 1,181,620
Elanco Animal Health, Inc.
(a)
.................. 241,495 6,375,468
Enliven Therapeutics, Inc.
(a)
.................. 44,763 1,329,013
EyePoint, Inc.
(a)
.......................... 78,383 1,376,405
Indivior Pharmaceuticals, Inc.
(a) (b)
.............. 39,909 1,305,822
Jazz Pharmaceuticals PLC
(a)
................. 22,363 4,249,417
Liquidia Corp.
(a)
.......................... 34,534 1,071,245
Nuvation Bio, Inc. , Class A
(a)
................. 198,879 1,175,375
Ocular Therapeutix, Inc.
(a)
................... 167,027 1,493,221
Organon & Co. .......................... 161,420 1,176,752
Phibro Animal Health Corp. , Class A ............ 22,716 1,240,066
Tarsus Pharmaceuticals, Inc.
(a)
................ 18,574 1,402,708
Terns Pharmaceuticals, Inc.
(a)
................. 29,563 1,245,194
Trevi Therapeutics, Inc.
(a)
................... 115,130 1,372,350
Viatris, Inc. ............................. 386,921 5,776,731
39,136,693
a
Professional Services  —  2 .3%
Booz Allen Hamilton Holding Corp. , Class A ....... 37,621 2,965,663
CACI International, Inc. , Class A
(a)
............. 9,482 5,785,632
CBIZ, Inc.
(a) (b)
............................ 41,787 1,196,780
CSG Systems International, Inc. ............... 22,095 1,765,391
ExlService Holdings, Inc.
(a)
.................. 120,110 3,753,438
First Advantage Corp.
(a) (b)
................... 119,224 1,372,268
FTI Consulting, Inc.
(a)
...................... 19,744 3,246,308
Genpact Ltd. ............................ 77,729 3,087,396
Huron Consulting Group, Inc.
(a)
................ 12,262 1,733,847
ICF International, Inc. ...................... 15,500 1,288,515
KBR, Inc. .............................. 110,166 4,652,310
Korn Ferry ............................. 19,871 1,245,316
Maximus, Inc. ........................... 16,268 1,230,023
Parsons Corp.
(a)
.......................... 25,132 1,658,712
Paycom Software, Inc. ..................... 19,650 2,472,560
Paylocity Holding Corp.
(a)
................... 18,074 1,924,700
Planet Labs PBC , Class A
(a)
.................. 108,268 2,613,590
Robert Half, Inc. ......................... 92,227 2,252,183
Science Applications International Corp. ......... 14,217 1,311,660
TIC Solutions, Inc.
(a) (b)
...................... 125,411 1,187,642
TriNet Group, Inc. ........................ 28,093 1,069,781
UL Solutions, Inc. , Class A ................... 29,079 2,441,764
Upwork, Inc.
(a)
........................... 91,944 1,233,888
Verra Mobility Corp. , Class A
(a) (b)
............... 66,370 1,109,043
Willdan Group, Inc.
(a)
...................... 11,737 1,046,236
53,644,646
a
Real Estate Management & Development  —  0 .8%
Compass, Inc. , Class A
(a)
.................... 256,920 2,504,970
Cushman & Wakefield Ltd.
(a)
................. 92,390 1,238,950
eXp World Holdings, Inc. .................... 157,651 1,098,827

Schedule of Investments
(unaudited) (continued)
February 28, 2026
iShares
®
ESG Aware MSCI USA Small-Cap ETF
(Percentages shown are based on Net Assets)
20
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Real Estate Management & Development (continued)
Howard Hughes Holdings, Inc.
(a) (b)
.............. 37,694 $ 2,727,915
Jones Lang LaSalle, Inc.
(a)
................... 24,391 7,696,580
Kennedy-Wilson Holdings, Inc. ................ 113,115 1,230,691
Marcus & Millichap, Inc. .................... 47,755 1,261,210
Opendoor Technologies, Inc. , Class A
(a)
.......... 336,513 1,823,900
19,583,043
a
Residential REITs  —  0 .4%
American Homes 4 Rent , Class A .............. 59,123 1,773,690
Camden Property Trust ..................... 19,978 2,164,417
Equity LifeStyle Properties, Inc. ............... 38,233 2,567,728
Veris Residential, Inc. ...................... 127,706 2,407,258
8,913,093
a
Retail REITs  —  1 .3%
Acadia Realty Trust ....................... 74,329 1,554,963
Agree Realty Corp. ....................... 26,311 2,117,509
Brixmor Property Group, Inc. ................. 242,071 7,327,489
Federal Realty Investment Trust ............... 71,550 7,782,494
Macerich Co. (The) ....................... 159,125 3,257,289
NETSTREIT Corp. ........................ 74,265 1,542,484
Phillips Edison & Co., Inc. ................... 118,058 4,637,318
Tanger, Inc. ............................. 33,970 1,258,928
29,478,474
a
Semiconductors & Semiconductor Equipment  —  3 .0%
ACM Research, Inc. , Class A
(a)
................ 18,005 1,002,518
Allegro MicroSystems, Inc.
(a)
................. 40,985 1,494,723
Ambarella, Inc.
(a)
......................... 17,809 1,074,595
Amkor Technology, Inc. ..................... 29,975 1,433,404
Cirrus Logic, Inc.
(a) (b)
....................... 27,906 3,938,095
Enphase Energy, Inc.
(a)
..................... 58,467 2,471,400
FormFactor, Inc.
(a)
........................ 21,412 2,117,219
Ichor Holdings Ltd.
(a)
....................... 25,050 1,191,127
Impinj, Inc.
(a)
............................ 9,318 1,142,946
Kulicke & Soffa Industries, Inc. ................ 39,096 2,725,773
Lattice Semiconductor Corp.
(a)
................ 61,560 5,886,367
MACOM Technology Solutions Holdings, Inc.
(a) (b)
.... 25,014 6,206,474
MKS, Inc. .............................. 23,131 5,654,604
Onto Innovation, Inc.
(a)
..................... 24,576 5,305,713
PDF Solutions, Inc.
(a)
...................... 41,695 1,408,457
Power Integrations, Inc. .................... 30,772 1,474,594
Qorvo, Inc.
(a)
............................ 32,793 2,718,540
Rambus, Inc.
(a)
.......................... 47,754 4,759,164
Rigetti Computing, Inc.
(a) (b)
................... 118,037 2,056,205
Semtech Corp.
(a)
......................... 32,458 2,928,361
Silicon Laboratories, Inc.
(a)
................... 16,174 3,308,068
SiTime Corp.
(a)
........................... 7,706 3,066,063
Skyworks Solutions, Inc. .................... 49,474 2,947,661
SolarEdge Technologies, Inc.
(a)
................ 31,578 1,117,861
Universal Display Corp. .................... 9,839 1,049,723
Veeco Instruments, Inc.
(a)
................... 74,611 2,280,112
70,759,767
a
Software  —  5 .1%
ACI Worldwide, Inc.
(a) (b)
..................... 93,695 3,717,818
Adeia, Inc. ............................. 65,522 1,355,650
Agilysys, Inc.
(a)
.......................... 14,649 1,057,218
Alkami Technology, Inc.
(a) (b)
.................. 72,003 1,191,290
Appfolio, Inc. , Class A
(a)
.................... 9,260 1,646,058
Aurora Innovation, Inc. , Class A
(a) (b)
............. 420,614 1,968,473
AvePoint, Inc. , Class A
(a)
.................... 113,051 1,218,690
Bentley Systems, Inc. , Class B ................ 81,517 2,979,446
BILL Holdings, Inc.
(a)
....................... 34,853 1,551,307
Blackbaud, Inc.
(a)
......................... 32,504 1,577,744
Security Shares Value
a
Software (continued)
BlackLine, Inc.
(a)
......................... 31,496 $ 1,110,234
Box, Inc. , Class A
(a)
....................... 87,723 2,065,877
Braze, Inc. , Class A
(a)
...................... 69,238 1,314,830
CCC Intelligent Solutions Holdings, Inc.
(a) (b)
........ 232,695 1,356,612
Cipher Digital, Inc.
(a) (b)
...................... 109,949 1,715,204
Cleanspark, Inc.
(a) (b)
....................... 127,107 1,264,715
Clear Secure, Inc. , Class A .................. 36,131 1,757,412
Clearwater Analytics Holdings, Inc. , Class A
(a)
...... 107,196 2,507,314
Commvault Systems, Inc.
(a)
.................. 26,349 2,241,773
Confluent, Inc. , Class A
(a) (b)
.................. 129,842 3,982,254
Core Scientific, Inc.
(a) (b)
..................... 81,342 1,380,374
Docusign, Inc. , Class A
(a)
.................... 84,905 3,826,668
Dolby Laboratories, Inc. , Class A .............. 25,560 1,701,529
Dropbox, Inc. , Class A
(a)
.................... 51,734 1,292,833
D-Wave Quantum, Inc.
(a) (b)
................... 136,493 2,563,338
Dynatrace, Inc.
(a)
......................... 143,542 5,156,029
Elastic N.V.
(a)
............................ 43,969 2,289,466
Gitlab, Inc. , Class A
(a)
...................... 63,541 1,671,128
Guidewire Software, Inc.
(a)
................... 38,005 5,522,887
Hut 8 Corp.
(a)
............................ 39,505 2,102,851
Intapp, Inc.
(a) (b)
........................... 48,951 1,097,971
InterDigital, Inc. .......................... 14,782 5,418,046
JFrog Ltd.
(a)
............................. 42,750 1,716,412
Klaviyo, Inc. , Series A
(a) (b)
................... 65,960 1,148,364
Life360, Inc.
(a) (b)
.......................... 24,129 1,270,392
Manhattan Associates, Inc.
(a)
................. 26,198 3,547,995
MARA Holdings, Inc.
(a) (b)
.................... 158,102 1,413,432
N-able, Inc. , Class A
(a)
...................... 227,691 1,001,840
NCR Voyix Corp.
(a) (b)
....................... 130,541 997,333
NextNav, Inc.
(a) (b)
......................... 77,895 1,253,331
Nutanix, Inc. , Class A
(a)
..................... 106,615 4,081,222
Pegasystems, Inc. ........................ 46,157 2,018,446
Procore Technologies, Inc.
(a)
................. 55,739 3,067,875
Progress Software Corp.
(a)
................... 56,672 2,373,423
Q2 Holdings, Inc.
(a)
........................ 30,614 1,473,146
RingCentral, Inc. , Class A
(a) (b)
................. 41,267 1,504,182
Riot Platforms, Inc.
(a)
...................... 103,054 1,678,750
Rubrik, Inc. , Class A
(a)
...................... 51,034 2,651,727
SentinelOne, Inc. , Class A
(a)
.................. 87,902 1,153,274
SoundHound AI, Inc. , Class A
(a) (b)
.............. 161,071 1,385,211
SPS Commerce, Inc.
(a)
..................... 26,388 1,491,186
Tenable Holdings, Inc.
(a)
.................... 58,962 1,133,839
Teradata Corp.
(a)
......................... 56,353 1,774,556
Terawulf, Inc.
(a)
.......................... 100,624 1,632,121
UiPath, Inc. , Class A
(a)
..................... 179,569 1,926,775
Unity Software, Inc.
(a)
...................... 122,154 2,226,867
Varonis Systems, Inc. , Class B
(a)
............... 46,406 1,071,979
Workiva, Inc. , Class A
(a)
..................... 40,831 2,514,373
119,111,090
a
Specialized REITs  —  0 .6%
CubeSmart ............................. 84,506 3,476,577
EPR Properties .......................... 22,927 1,362,093
Outfront Media, Inc. ....................... 163,801 4,719,107
Rayonier, Inc. ........................... 207,174 4,452,169
14,009,946
a
Specialty Retail  —  2 .7%
Abercrombie & Fitch Co. , Class A
(a)
............. 22,627 2,212,921
Advance Auto Parts, Inc. .................... 28,117 1,494,981
American Eagle Outfitters, Inc. ................ 61,741 1,516,976
Asbury Automotive Group, Inc.
(a)
............... 7,483 1,599,716
AutoNation, Inc.
(a)
......................... 14,132 2,758,001
Bath & Body Works, Inc. .................... 99,468 2,263,892
Boot Barn Holdings, Inc.
(a)
................... 11,801 2,232,985

iShares
®
ESG Aware MSCI USA Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2026
(Percentages shown are based on Net Assets)
21
Schedule of Investments
Security Shares Value
a
Specialty Retail (continued)
CarMax, Inc.
(a)
........................... 66,617 $ 2,875,856
Chewy, Inc. , Class A
(a)
..................... 68,235 1,871,004
Five Below, Inc.
(a)
......................... 22,969 5,134,261
Floor & Decor Holdings, Inc. , Class A
(a)
.......... 36,368 2,512,665
GameStop Corp. , Class A
(a) (b)
................. 163,144 3,920,350
Gap, Inc. (The) .......................... 101,436 2,844,265
Group 1 Automotive, Inc. .................... 6,795 2,213,403
Lithia Motors, Inc. , Class A .................. 14,333 4,007,220
MarineMax, Inc.
(a)
......................... 47,891 1,460,676
Murphy USA, Inc. ........................ 10,153 3,967,183
National Vision Holdings, Inc.
(a)
............... 65,227 1,759,172
RealReal, Inc. (The)
(a)
...................... 107,631 1,319,556
Sally Beauty Holdings, Inc.
(a)
................. 75,693 1,216,387
Signet Jewelers Ltd. ....................... 19,539 1,879,456
Urban Outfitters, Inc.
(a)
..................... 21,105 1,397,151
Valvoline, Inc.
(a)
.......................... 79,303 2,997,653
Victoria's Secret & Co.
(a)
.................... 34,928 2,189,986
Warby Parker, Inc. , Class A
(a)
................. 53,265 1,332,158
Wayfair, Inc. , Class A
(a) (b)
.................... 35,737 2,727,805
Winmark Corp. .......................... 2,600 1,186,224
62,891,903
a
Technology Hardware, Storage & Peripherals  —  1 .5%
Diebold Nixdorf, Inc.
(a)
...................... 14,677 1,174,160
GPGI, Inc. , Class A ....................... 66,717 1,497,797
Sandisk Corp.
(a)
.......................... 52,373 33,275,709
35,947,666
a
Textiles, Apparel & Luxury Goods  —  0 .9%
Capri Holdings Ltd.
(a)
...................... 65,064 1,334,463
Carter's, Inc. ............................ 31,632 1,061,254
Columbia Sportswear Co. ................... 20,818 1,289,467
Crocs, Inc.
(a)
............................ 26,119 2,369,254
Kontoor Brands, Inc. ....................... 27,078 1,765,756
Levi Strauss & Co. , Class A .................. 71,568 1,585,947
PVH Corp. ............................. 18,586 1,275,000
Ralph Lauren Corp. , Class A ................. 13,797 5,002,792
Steven Madden Ltd. ....................... 52,440 1,893,084
VF Corp. .............................. 162,962 3,164,722
Wolverine World Wide, Inc. .................. 64,782 1,144,698
21,886,437
a
Trading Companies & Distributors  —  1 .9%
Air Lease Corp. , Class A .................... 42,239 2,738,777
Applied Industrial Technologies, Inc. ............ 15,545 4,392,706
Boise Cascade Co. ....................... 15,810 1,308,119
Core & Main, Inc. , Class A
(a)
.................. 86,115 4,663,988
DNOW, Inc.
(a)
........................... 96,685 1,138,949
GATX Corp. ............................ 20,263 3,731,837
Herc Holdings, Inc. ........................ 18,704 2,614,632
McGrath RentCorp ........................ 18,927 2,099,951
NPK International, Inc.
(a)
.................... 80,531 1,162,062
QXO, Inc.
(a) (b)
............................ 225,081 5,390,690
Rush Enterprises, Inc. , Class A ............... 22,472 1,594,838
Rush Enterprises, Inc. , Class B ............... 21,077 1,362,628
SiteOne Landscape Supply, Inc.
(a)
.............. 23,562 3,366,774
WESCO International, Inc. ................... 25,849 7,483,286
Xometry, Inc. , Class A
(a)
.................... 21,235 870,954
43,920,191
a
Water Utilities  —  0 .4%
American States Water Co. .................. 15,332 1,142,694
California Water Service Group ............... 29,184 1,315,615
Essential Utilities, Inc. ...................... 157,691 6,302,909
Security Shares Value
a
Water Utilities (continued)
H2O America ........................... 23,510 $ 1,264,603
10,025,821
a
Wireless Telecommunication Services  —  0 .1%
Gogo, Inc.
(a)
............................ 281,603 1,191,181
Telephone and Data Systems, Inc. ............. 27,616 1,235,816
2,426,997
a
Total Common Stocks — 99.8%
(Cost: $ 1,867,723,181 ) ............................... 2,342,430,973
a
Rights
Biotechnology  —  0 .0%
89Bio, Inc. , CVR (Expires 12/31/35)
(a) (b)
.......... 104,338 35,475
Chinook Therapeutics, Inc. , CVR (Expires 05/25/32)
(a) (c)
30,052 5,109
40,584
a
Pharmaceuticals  —  0 .0%
NOVO Nordisk CVR (Expires 06/30/31 )
(a) (c)
........ 18,334 11,917
a
a
Total Rights — 0.0%
(Cost: $ – ) ........................................ 52,501
Total Long-Term Investments — 99.8%
(Cost: $ 1,867,723,181 ) ............................... 2,342,483,474
a
Short-Term Securities
Money Market Funds  —  4 .6%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.84%
(d) (e) (f)
...................... 98,563,342 98,612,623
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.64%
(d) (e)
............................ 10,261,520 10,261,520
a
Total Short-Term Securities — 4.6%
(Cost: $ 108,817,723 ) ................................ 108,874,143
Total Investments — 104.4%
(Cost: $ 1,976,540,904 ) ............................... 2,451,357,617
Liabilities in Excess of Other Assets — ( 4 .4 ) % ............... (103,994,652)
Net Assets — 100.0% ................................. $ 2,347,362,965
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
February 28, 2026
iShares
®
ESG Aware MSCI USA Small-Cap ETF
22
2026
iShares Semi-Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended February 28, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
02/28/26
  Shares Held
at 02/28/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 173,621,008 $ — $ (75,008,981)
(a)
$ 4,691 $ (4,095) $ 98,612,623 98,563,342 $ 410,451
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 8,477,611 1,783,909
(a)
— — — 10,261,520 10,261,520 119,501 —
$ — $ 4,691 $ (4,095)
$ 108,874,143
$ 529,952 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Russell 2000 Index ............................................................... 23 03/20/26 $ 3,030 $ (35,227)
E-Mini S&P MidCap 400 Index ............................................................ 11 03/20/26 3,936 (8,212)
$ (43,439)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 43,439 $ — $ — $ — $ 43,439
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ................................. $ — $ — $ 944,251 $ — $ — $ — $ 944,251
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts ................................. $ — $ — $ (271,825) $ — $ — $ — $ (271,825)

iShares
®
ESG Aware MSCI USA Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2026
23
Schedule of Investments
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 6,517,803
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,339,592,301  $ 2,838,672  $ —  $ 2,342,430,973
Rights ................................................ —  35,475  17,026  52,501
Short-Term Securities
Money Market Funds ...................................... 108,874,143  —  —  108,874,143
$ 2,448,466,444  $ 2,874,147  $ 17,026  $ 2,451,357,617
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (43,439) $ —  $ —  $ (43,439)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
February 28, 2026
iShares
®
ESG Aware MSCI USA Value ETF
(Percentages shown are based on Net Assets)
24
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .7%
L3Harris Technologies, Inc. .................. 3,822 $ 1,393,272
Northrop Grumman Corp. ................... 1,537 1,113,372
RTX Corp. ............................. 10,867 2,201,871
4,708,515
a
Air Freight & Logistics  —  0 .7%
CH Robinson Worldwide, Inc. ................ 3,602 667,270
Expeditors International of Washington, Inc. ....... 6,925 1,004,333
FedEx Corp. ............................ 732 283,284
1,954,887
a
Automobiles  —  0 .3%
General Motors Co. ....................... 7,316 575,842
Rivian Automotive, Inc. , Class A
(a) (b)
............. 16,680 255,705
831,547
a
Banks  —  5 .7%
Bank of America Corp. ..................... 52,820 2,632,021
Citigroup, Inc. ........................... 13,482 1,485,582
Huntington Bancshares, Inc. ................. 23,785 399,588
JPMorgan Chase & Co. .................... 22,883 6,871,765
PNC Financial Services Group, Inc. (The) ........ 7,449 1,581,795
U.S. Bancorp ........................... 22,772 1,244,717
Wells Fargo & Co. ........................ 21,295 1,734,478
15,949,946
a
Beverages  —  1 .9%
Coca-Cola Co. (The) ...................... 40,539 3,306,361
Constellation Brands, Inc. , Class A ............. 1,799 283,990
Keurig Dr Pepper, Inc. ..................... 19,453 589,037
PepsiCo, Inc. ........................... 6,907 1,172,394
5,351,782
a
Biotechnology  —  3 .2%
AbbVie, Inc. ............................ 17,573 4,078,342
Amgen, Inc. ............................ 4,300 1,669,088
Biogen, Inc.
(a)
........................... 2,127 408,001
Gilead Sciences, Inc. ...................... 11,410 1,699,520
Incyte Corp.
(a)
........................... 2,716 275,049
Regeneron Pharmaceuticals, Inc. .............. 832 650,349
8,780,349
a
Broadline Retail  —  0 .1%
eBay, Inc. .............................. 3,437 312,286
a
Building Products  —  0 .9%
Allegion PLC ............................ 2,119 341,477
Carrier Global Corp. ....................... 8,404 541,218
Johnson Controls International PLC ............ 7,186 1,036,940
Lennox International, Inc. ................... 790 450,252
2,369,887
a
Capital Markets  —  6 .1%
Bank of New York Mellon Corp. (The) ........... 13,973 1,664,184
BlackRock, Inc.
(c)
......................... 1,010 1,073,862
Cboe Global Markets, Inc. ................... 3,091 926,435
CME Group, Inc. , Class A ................... 2,068 660,726
Goldman Sachs Group, Inc. (The) ............. 3,367 2,894,172
Intercontinental Exchange, Inc. ............... 8,108 1,330,766
Moody's Corp. ........................... 1,941 927,002
Morgan Stanley .......................... 13,943 2,321,649
Nasdaq, Inc. ............................ 11,618 1,017,505
Raymond James Financial, Inc. ............... 4,153 635,741
S&P Global, Inc. ......................... 4,662 2,060,045
Security Shares Value
a
Capital Markets (continued)
State Street Corp. ........................ 7,543 $ 970,181
T Rowe Price Group, Inc. ................... 4,075 385,617
16,867,885
a
Chemicals  —  1 .5%
Ecolab, Inc. ............................ 5,556 1,713,193
Linde PLC ............................. 3,079 1,564,378
PPG Industries, Inc. ....................... 6,864 846,125
4,123,696
a
Commercial Services & Supplies  —  0 .4%
Veralto Corp. ............................ 12,311 1,199,461
a
Communications Equipment  —  1 .5%
Cisco Systems, Inc. ....................... 39,994 3,177,923
F5, Inc.
(a)
.............................. 1,867 506,629
Motorola Solutions, Inc. .................... 918 442,715
4,127,267
a
Construction Materials  —  0 .8%
CRH PLC .............................. 15,174 1,820,577
Martin Marietta Materials, Inc. ................ 643 435,034
2,255,611
a
Consumer Finance  —  1 .2%
American Express Co. ..................... 6,018 1,858,960
Capital One Financial Corp. .................. 6,826 1,335,439
Synchrony Financial ....................... 3,800 262,618
3,457,017
a
Consumer Staples Distribution & Retail  —  1 .2%
Costco Wholesale Corp. .................... 837 846,031
Dollar General Corp. ...................... 3,347 522,935
Dollar Tree, Inc.
(a) (b)
....................... 3,663 463,296
Kroger Co. (The) ......................... 4,533 309,332
Sysco Corp. ............................ 4,413 402,289
Target Corp. ............................ 6,487 738,156
3,282,039
a
Containers & Packaging  —  0 .5%
Avery Dennison Corp. ...................... 1,476 289,813
Ball Corp. .............................. 9,973 669,487
International Paper Co. ..................... 7,624 332,025
1,291,325
a
Distributors  —  0 .1%
Genuine Parts Co. ........................ 2,188 260,941
a
Diversified Telecommunication Services  —  1 .6%
AT&T, Inc. .............................. 48,774 1,366,159
Comcast Corp. , Class A .................... 23,878 739,263
Verizon Communications, Inc. ................ 46,434 2,328,201
4,433,623
a
Electric Utilities  —  1 .9%
Edison International ....................... 4,493 335,807
Eversource Energy ....................... 13,179 1,004,371
Exelon Corp. ............................ 38,554 1,907,266
NextEra Energy, Inc. ...................... 23,106 2,166,650
5,414,094
a
Electrical Equipment  —  0 .6%
Eaton Corp. PLC ......................... 2,176 818,002
Hubbell, Inc. , Class B ...................... 524 268,094
Rockwell Automation, Inc. ................... 1,326 540,279
1,626,375
a

iShares
®
ESG Aware MSCI USA Value ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2026
(Percentages shown are based on Net Assets)
25
Schedule of Investments
Security Shares Value
a
Electronic Equipment, Instruments & Components  —  0 .6%
Corning, Inc. ............................ 2,106 $ 316,700
Keysight Technologies, Inc.
(a)
................. 3,581 1,100,549
TE Connectivity PLC ...................... 1,165 268,125
1,685,374
a
Energy Equipment & Services  —  0 .6%
Baker Hughes Co. , Class A .................. 19,707 1,286,079
SLB Ltd. ............................... 7,199 369,597
1,655,676
a
Entertainment  —  0 .8%
Electronic Arts, Inc. ....................... 2,633 528,101
Walt Disney Co. (The) ..................... 10,760 1,140,990
Warner Bros Discovery, Inc.
(a)
................ 20,345 573,119
2,242,210
a
Financial Services  —  1 .8%
Berkshire Hathaway, Inc. , Class B
(a)
............ 8,439 4,261,273
Fidelity National Information Services, Inc. ........ 5,781 294,600
PayPal Holdings, Inc. ...................... 6,732 311,086
4,866,959
a
Food Products  —  1 .8%
Archer-Daniels-Midland Co. .................. 10,378 716,497
Bunge Global SA ......................... 5,523 666,350
General Mills, Inc. ........................ 31,511 1,425,242
Hershey Co. (The) ........................ 1,606 379,466
Hormel Foods Corp. ....................... 13,261 339,482
Kraft Heinz Co. (The) ...................... 33,949 835,485
McCormick & Co., Inc. , NVS ................. 5,886 418,141
Mondelez International, Inc. , Class A ............ 4,570 281,421
5,062,084
a
Gas Utilities  —  0 .3%
Atmos Energy Corp. ....................... 4,196 783,771
a
Ground Transportation  —  1 .1%
CSX Corp. ............................. 19,062 813,757
JB Hunt Transport Services, Inc. .............. 1,665 388,628
Union Pacific Corp. ....................... 7,479 1,981,785
3,184,170
a
Health Care Equipment & Supplies  —  1 .7%
Abbott Laboratories ....................... 9,476 1,102,533
Cooper Companies, Inc. (The)
(a) (b)
.............. 8,799 736,212
Edwards Lifesciences Corp.
(a)
................ 10,424 901,363
Hologic, Inc.
(a)
........................... 3,750 282,600
STERIS PLC ............................ 5,516 1,391,963
Stryker Corp. ........................... 1,111 430,468
4,845,139
a
Health Care Providers & Services  —  3 .2%
Cardinal Health, Inc. ....................... 6,235 1,429,249
Cencora, Inc. ........................... 3,153 1,173,357
Centene Corp.
(a)
......................... 6,809 305,588
Cigna Group (The) ........................ 3,207 929,453
CVS Health Corp. ........................ 5,937 474,366
Elevance Health, Inc. ...................... 3,555 1,137,600
HCA Healthcare, Inc. ...................... 669 354,369
Humana, Inc. ........................... 1,485 282,952
Labcorp Holdings, Inc. ..................... 1,620 468,374
Quest Diagnostics, Inc. ..................... 1,338 283,536
UnitedHealth Group, Inc. .................... 6,609 1,938,222
8,777,066
a
Security Shares Value
a
Hotels, Restaurants & Leisure  —  1 .0%
McDonald's Corp. ........................ 5,555 $ 1,894,588
Starbucks Corp. .......................... 7,374 722,800
Yum! Brands, Inc. ........................ 1,705 286,713
2,904,101
a
Household Durables  —  0 .2%
DR Horton, Inc. .......................... 1,661 266,408
PulteGroup, Inc. ......................... 1,941 266,305
532,713
a
Household Products  —  2 .8%
Church & Dwight Co., Inc. ................... 8,651 907,144
Clorox Co. (The) ......................... 5,925 753,423
Colgate-Palmolive Co. ..................... 10,869 1,077,553
Kimberly-Clark Corp. ...................... 10,659 1,187,839
Procter & Gamble Co. (The) ................. 23,307 3,896,930
7,822,889
a
Industrial Conglomerates  —  1 .5%
3M Co. ................................ 10,352 1,711,393
Honeywell International, Inc. ................. 10,382 2,528,951
4,240,344
a
Industrial REITs  —  0 .5%
Prologis, Inc. ............................ 9,342 1,331,889
a
Insurance  —  4 .1%
Aflac, Inc. .............................. 6,003 677,919
Allstate Corp. (The) ....................... 2,225 477,307
Arch Capital Group Ltd.
(a)
................... 4,414 442,062
Hartford Insurance Group, Inc. (The) ............ 17,065 2,403,264
Marsh & McLennan Companies, Inc. ............ 4,692 876,184
MetLife, Inc. ............................ 11,239 809,995
Progressive Corp. (The) .................... 10,582 2,260,950
Prudential Financial, Inc. .................... 14,964 1,472,158
Travelers Companies, Inc. (The) ............... 4,581 1,413,880
Willis Towers Watson PLC ................... 1,608 490,713
11,324,432
a
Interactive Media & Services  —  9 .7%
Alphabet, Inc. , Class A ..................... 49,745 15,508,501
Meta Platforms, Inc. , Class A ................. 17,857 11,574,550
27,083,051
a
IT Services  —  1 .8%
Accenture PLC , Class A .................... 6,939 1,448,308
Gartner, Inc.
(a)
........................... 2,233 351,028
International Business Machines Corp. .......... 10,007 2,403,781
Okta, Inc. , Class A
(a)
....................... 3,333 241,642
Twilio, Inc. , Class A
(a)
...................... 2,719 328,890
VeriSign, Inc. ........................... 1,525 347,609
5,121,258
a
Life Sciences Tools & Services  —  1 .7%
Agilent Technologies, Inc. ................... 3,754 455,661
Danaher Corp. .......................... 6,517 1,372,741
IQVIA Holdings, Inc.
(a)
...................... 4,231 756,545
Mettler-Toledo International, Inc.
(a)
............. 496 677,878
Thermo Fisher Scientific, Inc. ................. 980 510,688
Waters Corp.
(a)
.......................... 1,871 597,560
West Pharmaceutical Services, Inc. ............ 1,130 287,404
4,658,477
a
Machinery  —  3 .9%
Caterpillar, Inc. .......................... 3,170 2,354,771
CNH Industrial N.V. ....................... 46,438 571,187
Cummins, Inc. ........................... 3,430 2,002,674

Schedule of Investments
(unaudited) (continued)
February 28, 2026
iShares
®
ESG Aware MSCI USA Value ETF
(Percentages shown are based on Net Assets)
26
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Machinery (continued)
Deere & Co. ............................ 2,894 $ 1,822,381
Fortive Corp. ............................ 8,669 513,205
Ingersoll Rand, Inc. ....................... 3,383 318,475
Parker-Hannifin Corp. ...................... 993 1,002,116
Pentair PLC ............................ 11,472 1,137,908
Xylem, Inc. ............................. 8,295 1,074,700
10,797,417
a
Metals & Mining  —  0 .8%
Newmont Corp. .......................... 10,144 1,318,720
Nucor Corp. ............................ 2,648 468,378
Steel Dynamics, Inc. ....................... 2,344 452,697
2,239,795
a
Multi-Utilities  —  1 .6%
CMS Energy Corp. ........................ 5,472 427,199
Consolidated Edison, Inc. ................... 2,608 293,452
NiSource, Inc. ........................... 38,748 1,832,780
Public Service Enterprise Group, Inc. ........... 12,851 1,106,086
Sempra ............................... 6,833 657,813
4,317,330
a
Oil, Gas & Consumable Fuels  —  5 .8%
Chevron Corp. ........................... 5,890 1,100,016
ConocoPhillips .......................... 14,429 1,637,114
Diamondback Energy, Inc. ................... 5,622 978,678
EOG Resources, Inc. ...................... 6,096 756,392
EQT Corp. ............................. 10,605 651,359
Exxon Mobil Corp. ........................ 29,475 4,494,938
Kinder Morgan, Inc. ....................... 56,709 1,886,708
Occidental Petroleum Corp. .................. 8,628 457,974
ONEOK, Inc. ............................ 12,757 1,055,897
Phillips 66 .............................. 3,834 591,701
Targa Resources Corp. ..................... 1,844 434,815
Valero Energy Corp. ....................... 2,945 602,665
Williams Companies, Inc. (The) ............... 20,162 1,506,505
16,154,762
a
Passenger Airlines  —  0 .1%
Delta Air Lines, Inc. ....................... 5,081 333,822
a
Personal Care Products  —  0 .2%
Kenvue, Inc. ............................ 22,517 430,525
a
Pharmaceuticals  —  3 .7%
Bristol-Myers Squibb Co. .................... 17,122 1,067,899
Johnson & Johnson ....................... 17,049 4,235,483
Merck & Co., Inc. ......................... 21,330 2,641,081
Pfizer, Inc. ............................. 21,542 595,636
Royalty Pharma PLC , Class A ................ 9,162 423,376
Zoetis, Inc. , Class A ....................... 9,372 1,228,669
10,192,144
a
Professional Services  —  1 .3%
Automatic Data Processing, Inc. ............... 8,113 1,739,103
Broadridge Financial Solutions, Inc. ............ 4,402 818,200
Jacobs Solutions, Inc. ...................... 6,267 863,968
Paychex, Inc. ........................... 3,489 326,745
3,748,016
a
Real Estate Management & Development  —  0 .3%
CBRE Group, Inc. , Class A
(a)
................. 5,790 854,951
a
Semiconductors & Semiconductor Equipment  —  5 .5%
Analog Devices, Inc. ....................... 5,559 1,977,837
Applied Materials, Inc. ..................... 9,202 3,425,905
Security Shares Value
a
Semiconductors & Semiconductor Equipment (continued)
Intel Corp.
(a)
............................ 42,240 $ 1,926,566
Micron Technology, Inc. ..................... 9,557 3,941,020
NXP Semiconductors N.V. ................... 4,340 985,223
QUALCOMM, Inc. ........................ 7,700 1,096,172
Texas Instruments, Inc. ..................... 8,569 1,817,571
15,170,294
a
Software  —  2 .1%
Adobe, Inc.
(a)
............................ 5,627 1,476,581
Intuit, Inc. .............................. 3,837 1,569,448
Salesforce, Inc. .......................... 10,700 2,084,253
Strategy, Inc. , Class A
(a) (b)
................... 2,135 276,482
Tyler Technologies, Inc.
(a)
................... 879 311,773
5,718,537
a
Specialized REITs  —  2 .6%
American Tower Corp. ..................... 8,755 1,679,734
Crown Castle, Inc. ........................ 12,702 1,137,337
Digital Realty Trust, Inc. .................... 7,228 1,280,802
Equinix, Inc. ............................ 1,835 1,787,767
Iron Mountain, Inc. ........................ 3,218 348,606
SBA Communications Corp. , Class A ............ 2,838 570,892
Weyerhaeuser Co. ........................ 11,989 294,090
7,099,228
a
Specialty Retail  —  2 .9%
Best Buy Co., Inc. ........................ 5,914 366,491
Home Depot, Inc. (The) .................... 10,502 3,998,321
Lowe's Companies, Inc. .................... 6,788 1,795,901
TJX Companies, Inc. (The) .................. 3,804 614,955
Tractor Supply Co. ........................ 15,336 795,018
Williams-Sonoma, Inc. ..................... 2,648 544,561
8,115,247
a
Technology Hardware, Storage & Peripherals  —  1 .1%
Hewlett Packard Enterprise Co. ............... 26,894 577,414
NetApp, Inc. ............................ 5,977 591,902
Seagate Technology Holdings PLC ............. 1,906 777,343
Western Digital Corp. ...................... 4,178 1,168,587
3,115,246
a
Textiles, Apparel & Luxury Goods  —  0 .4%
Deckers Outdoor Corp.
(a)
.................... 3,077 360,840
NIKE, Inc. , Class B ....................... 4,238 263,519
Tapestry, Inc. ............................ 2,629 408,730
1,033,089
a
Trading Companies & Distributors  —  0 .4%
Ferguson Enterprises, Inc. ................... 2,121 553,072
United Rentals, Inc. ....................... 584 490,560
1,043,632
a
Wireless Telecommunication Services  —  0 .1%
T-Mobile U.S., Inc. ........................ 1,251 271,580
a
a
Total Long-Term Investments — 99.9%
(Cost: $ 254,252,844 ) ................................ 277,355,751

iShares
®
ESG Aware MSCI USA Value ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2026
(Percentages shown are based on Net Assets)
27
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .3%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.84%
(c) (d) (e)
...................... 758,054 $ 758,433
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.64%
(c) (d)
............................ 211,324 211,324
a
Total Short-Term Securities — 0.3%
(Cost: $ 969,748 ) ................................... 969,757
Total Investments — 100.2%
(Cost: $ 255,222,592 ) ................................ 278,325,508
Liabilities in Excess of Other Assets — ( 0 .2 ) % ............... (596,450)
Net Assets — 100.0% ................................. $ 277,729,058
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
02/28/26
  Shares Held
at 02/28/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 198,331 $ 559,918
(a)
$ — $ 177 $ 7 $ 758,433 758,054 $ 568
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 9,224 202,100
(a)
— — — 211,324 211,324 3,723 —
BlackRock, Inc. ... 61,993 1,089,027 (59,933) (3,883) (13,342) 1,073,862 1,010 3,991 —
$ — $ (3,706) $ (13,335)
$ 2,043,619
$ 8,282 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Micro E-Mini Russell 2000 Index ........................................................... 34 03/20/26 $ 448 $ (2,335)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 2,335 $ — $ — $ — $ 2,335
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

Schedule of Investments
(unaudited) (continued)
February 28, 2026
iShares
®
ESG Aware MSCI USA Value ETF
28
2026
iShares Semi-Annual Financial Statements and Additional Information
For the period ended February 28, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ................................. $ — $ — $ 19,916 $ — $ — $ — $ 19,916
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts ................................. $ — $ — $ (3,352) $ — $ — $ — $ (3,352)
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 443,146
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 277,355,751  $ —  $ —  $ 277,355,751
Short-Term Securities
Money Market Funds ...................................... 969,757  —  —  969,757
$ 278,325,508  $ —  $ —  $ 278,325,508
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (2,335) $ —  $ —  $ (2,335)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
ESG MSCI USA Leaders ETF
Schedule of Investments
(unaudited)
February 28, 2026
(Percentages shown are based on Net Assets)
29
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .3%
Axon Enterprise, Inc.
(a)
..................... 2,503 $ 1,357,627
General Electric Co. ....................... 35,221 12,054,740
13,412,367
a
Air Freight & Logistics  —  0 .4%
CH Robinson Worldwide, Inc. ................ 3,954 732,478
Expeditors International of Washington, Inc. ....... 4,502 652,925
United Parcel Service, Inc. , Class B ............ 24,676 2,861,429
4,246,832
a
Automobile Components  —  0 .1%
Aptiv PLC
(a)
............................. 7,211 530,297
a
Automobiles  —  3 .7%
Rivian Automotive, Inc. , Class A
(a)
.............. 26,607 407,885
Tesla, Inc.
(a)
............................. 94,395 37,994,932
38,402,817
a
Banks  —  1 .1%
Citizens Financial Group, Inc. ................ 14,302 860,837
Huntington Bancshares, Inc. ................. 67,324 1,131,043
KeyCorp ............................... 31,017 643,293
PNC Financial Services Group, Inc. (The) ........ 13,022 2,765,222
Regions Financial Corp. .................... 29,280 814,862
Truist Financial Corp. ...................... 42,715 2,106,277
U.S. Bancorp ........................... 51,809 2,831,880
11,153,414
a
Beverages  —  2 .1%
Coca-Cola Co. (The) ...................... 136,453 11,129,107
Keurig Dr Pepper, Inc. ..................... 43,131 1,306,007
Monster Beverage Corp.
(a)
................... 24,400 2,081,320
PepsiCo, Inc. ........................... 45,656 7,749,649
22,266,083
a
Biotechnology  —  2 .0%
Alnylam Pharmaceuticals, Inc.
(a)
............... 4,411 1,468,510
Amgen, Inc. ............................ 17,980 6,979,117
Biogen, Inc.
(a)
........................... 4,861 932,437
Gilead Sciences, Inc. ...................... 41,428 6,170,700
Incyte Corp.
(a)
........................... 5,525 559,517
Neurocrine Biosciences, Inc.
(a)
................ 3,327 439,996
Vertex Pharmaceuticals, Inc.
(a)
................ 8,472 4,209,144
20,759,421
a
Broadline Retail  —  0 .4%
eBay, Inc. .............................. 15,148 1,376,347
MercadoLibre, Inc.
(a)
....................... 1,520 2,671,522
4,047,869
a
Building Products  —  0 .9%
Allegion PLC ............................ 2,846 458,633
Carrier Global Corp. ....................... 25,478 1,640,783
Johnson Controls International PLC ............ 20,438 2,949,204
Lennox International, Inc. ................... 1,051 599,007
Trane Technologies PLC .................... 7,407 3,424,404
9,072,031
a
Capital Markets  —  3 .7%
Ameriprise Financial, Inc. ................... 3,084 1,449,850
Bank of New York Mellon Corp. (The) ........... 22,981 2,737,037
BlackRock, Inc.
(b)
......................... 4,921 5,232,155
Cboe Global Markets, Inc. ................... 3,488 1,045,423
Charles Schwab Corp. (The) ................. 56,367 5,366,138
Intercontinental Exchange, Inc. ............... 19,028 3,123,066
Security Shares Value
a
Capital Markets (continued)
LPL Financial Holdings, Inc. .................. 2,670 $ 802,015
Moody's Corp. ........................... 5,367 2,563,225
Morgan Stanley .......................... 39,643 6,600,956
Nasdaq, Inc. ............................ 15,282 1,338,397
Northern Trust Corp. ....................... 6,345 907,906
Raymond James Financial, Inc. ............... 6,287 962,414
S&P Global, Inc. ......................... 10,350 4,573,458
State Street Corp. ........................ 9,327 1,199,639
T Rowe Price Group, Inc. ................... 7,312 691,935
38,593,614
a
Chemicals  —  1 .2%
Ecolab, Inc. ............................ 8,496 2,619,741
International Flavors & Fragrances, Inc. .......... 8,592 706,520
Linde PLC ............................. 15,586 7,918,935
LyondellBasell Industries N.V. , Class A .......... 8,708 500,884
PPG Industries, Inc. ....................... 7,469 920,704
12,666,784
a
Commercial Services & Supplies  —  0 .3%
Cintas Corp. ............................ 12,026 2,418,790
Veralto Corp. ............................ 8,240 802,823
3,221,613
a
Construction & Engineering  —  0 .4%
EMCOR Group, Inc. ....................... 1,488 1,078,235
Quanta Services, Inc. ...................... 4,981 2,804,701
3,882,936
a
Construction Materials  —  0 .4%
CRH PLC .............................. 22,400 2,687,552
Martin Marietta Materials, Inc. ................ 2,002 1,354,493
4,042,045
a
Consumer Finance  —  1 .0%
American Express Co. ..................... 18,401 5,684,069
Capital One Financial Corp. .................. 21,228 4,153,046
Synchrony Financial ....................... 12,026 831,117
10,668,232
a
Consumer Staples Distribution & Retail  —  0 .5%
Dollar General Corp. ...................... 7,320 1,143,677
Kroger Co. (The) ......................... 20,075 1,369,918
Sysco Corp. ............................ 15,990 1,457,648
Target Corp. ............................ 15,153 1,724,260
5,695,503
a
Containers & Packaging  —  0 .3%
Avery Dennison Corp. ...................... 2,591 508,743
Ball Corp. .............................. 8,655 581,010
International Paper Co. ..................... 16,844 733,556
Smurfit Westrock PLC ..................... 17,436 819,666
2,642,975
a
Distributors  —  0 .1%
Genuine Parts Co. ........................ 4,650 554,559
a
Diversified Telecommunication Services  —  1 .0%
Comcast Corp. , Class A .................... 121,358 3,757,243
Verizon Communications, Inc. ................ 140,791 7,059,261
10,816,504
a
Electric Utilities  —  0 .5%
Edison International ....................... 12,881 962,726
Eversource Energy ....................... 12,528 954,759
Exelon Corp. ............................ 33,735 1,668,870
NRG Energy, Inc. ......................... 6,413 1,147,671

Schedule of Investments
(unaudited) (continued)
February 28, 2026
iShares
®
ESG MSCI USA Leaders ETF
(Percentages shown are based on Net Assets)
30
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Electric Utilities (continued)
Oklo, Inc. , Class A
(a)
....................... 3,683 $ 231,845
4,965,871
a
Electrical Equipment  —  0 .7%
Eaton Corp. PLC ......................... 12,954 4,869,668
Hubbell, Inc. , Class B ...................... 1,767 904,050
Rockwell Automation, Inc. ................... 3,756 1,530,382
7,304,100
a
Electronic Equipment, Instruments & Components  —  0 .2%
Keysight Technologies, Inc.
(a)
................. 5,740 1,764,074
a
Energy Equipment & Services  —  0 .6%
Baker Hughes Co. , Class A .................. 32,949 2,150,252
Halliburton Co. .......................... 28,333 1,019,988
SLB Ltd. ............................... 49,760 2,554,678
5,724,918
a
Entertainment  —  0 .9%
Electronic Arts, Inc. ....................... 7,959 1,596,337
Take-Two Interactive Software, Inc.
(a)
............ 6,142 1,298,910
Walt Disney Co. (The) ..................... 59,613 6,321,362
9,216,609
a
Financial Services  —  3 .5%
Equitable Holdings, Inc. .................... 8,945 359,768
Fidelity National Information Services, Inc. ........ 17,472 890,373
Fiserv, Inc.
(a)
............................ 18,095 1,127,137
Mastercard, Inc. , Class A .................... 28,272 14,622,561
PayPal Holdings, Inc. ...................... 29,680 1,371,513
Visa, Inc. , Class A ........................ 56,290 18,020,681
36,392,033
a
Food Products  —  0 .2%
Bunge Global SA ......................... 4,520 545,338
General Mills, Inc. ........................ 17,756 803,104
Hormel Foods Corp. ....................... 10,168 260,301
McCormick & Co., Inc. , NVS ................. 8,362 594,036
2,202,779
a
Gas Utilities  —  0 .1%
Atmos Energy Corp. ....................... 5,401 1,008,853
a
Ground Transportation  —  0 .9%
CSX Corp. ............................. 62,186 2,654,720
JB Hunt Transport Services, Inc. .............. 2,566 598,930
Old Dominion Freight Line, Inc. ............... 6,287 1,276,576
Union Pacific Corp. ....................... 19,806 5,248,194
9,778,420
a
Health Care Equipment & Supplies  —  0 .8%
Cooper Companies, Inc. (The)
(a)
............... 6,598 552,055
Dexcom, Inc.
(a)
.......................... 13,099 961,860
Edwards Lifesciences Corp.
(a)
................ 19,471 1,683,657
Hologic, Inc.
(a)
........................... 7,454 561,733
IDEXX Laboratories, Inc.
(a)
................... 2,664 1,749,529
Insulet Corp.
(a)
........................... 2,332 575,094
Solventum Corp.
(a)
........................ 5,157 382,649
STERIS PLC ............................ 3,296 831,746
Zimmer Biomet Holdings, Inc. ................ 6,650 654,626
7,952,949
a
Health Care Providers & Services  —  1 .2%
Cencora, Inc. ........................... 6,161 2,292,755
Cigna Group (The) ........................ 8,925 2,586,643
Elevance Health, Inc. ...................... 7,421 2,374,720
HCA Healthcare, Inc. ...................... 5,334 2,825,420
Security Shares Value
a
Health Care Providers & Services (continued)
Humana, Inc. ........................... 3,986 $ 759,492
Labcorp Holdings, Inc. ..................... 2,744 793,345
Quest Diagnostics, Inc. ..................... 3,746 793,815
12,426,190
a
Health Care REITs  —  0 .5%
Healthpeak Properties, Inc. .................. 23,330 412,474
Welltower, Inc. ........................... 22,917 4,746,569
5,159,043
a
Health Care Technology  —  0 .1%
Veeva Systems, Inc. , Class A
(a)
............... 5,183 943,358
a
Hotels, Restaurants & Leisure  —  1 .7%
Booking Holdings, Inc. ..................... 1,078 4,570,019
Darden Restaurants, Inc. ................... 3,847 822,681
Hilton Worldwide Holdings, Inc. ............... 7,761 2,419,725
McDonald's Corp. ........................ 23,780 8,110,407
Yum! Brands, Inc. ........................ 9,239 1,553,630
17,476,462
a
Household Durables  —  0 .4%
DR Horton, Inc. .......................... 8,777 1,407,743
Garmin Ltd. ............................. 5,427 1,372,109
NVR, Inc.
(a)
............................. 91 684,119
PulteGroup, Inc. ......................... 6,552 898,934
4,362,905
a
Household Products  —  1 .7%
Church & Dwight Co., Inc. ................... 8,018 840,768
Clorox Co. (The) ......................... 4,056 515,761
Colgate-Palmolive Co. ..................... 25,580 2,536,001
Kimberly-Clark Corp. ...................... 11,044 1,230,743
Procter & Gamble Co. (The) ................. 78,026 13,045,947
18,169,220
a
Industrial Conglomerates  —  0 .3%
3M Co. ................................ 17,771 2,937,902
a
Industrial REITs  —  0 .4%
Prologis, Inc. ............................ 31,016 4,421,951
a
Insurance  —  1 .8%
Aflac, Inc. .............................. 16,626 1,877,574
Allstate Corp. (The) ....................... 8,740 1,874,905
Arch Capital Group Ltd.
(a)
................... 12,109 1,212,716
Hartford Insurance Group, Inc. (The) ............ 9,331 1,314,085
Marsh & McLennan Companies, Inc. ............ 16,377 3,058,241
Principal Financial Group, Inc. ................ 7,386 704,772
Progressive Corp. (The) .................... 19,574 4,182,181
Prudential Financial, Inc. .................... 11,643 1,145,438
Travelers Companies, Inc. (The) ............... 7,448 2,298,751
Willis Towers Watson PLC ................... 3,197 975,628
18,644,291
a
Interactive Media & Services  —  10 .7%
Alphabet, Inc. , Class A ..................... 194,328 60,583,697
Alphabet, Inc. , Class C , NVS ................. 162,491 50,604,572
111,188,269
IT Services  —  1 .2%
Accenture PLC , Class A .................... 20,546 4,288,361
Gartner, Inc.
(a)
........................... 2,407 378,380
International Business Machines Corp. .......... 31,212 7,497,435
Twilio, Inc. , Class A
(a)
...................... 5,137 621,372
12,785,548
a

iShares
®
ESG MSCI USA Leaders ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2026
(Percentages shown are based on Net Assets)
31
Schedule of Investments
Security Shares Value
a
Life Sciences Tools & Services  —  0 .9%
Agilent Technologies, Inc. ................... 9,452 $ 1,147,284
Danaher Corp. .......................... 21,227 4,471,255
IQVIA Holdings, Inc.
(a)
...................... 5,660 1,012,064
Mettler-Toledo International, Inc.
(a)
............. 685 936,183
Waters Corp.
(a)
.......................... 3,269 1,044,053
West Pharmaceutical Services, Inc. ............ 2,388 607,364
9,218,203
a
Machinery  —  2 .7%
Caterpillar, Inc. .......................... 15,626 11,607,462
CNH Industrial N.V. ....................... 29,145 358,483
Cummins, Inc. ........................... 4,609 2,691,057
Deere & Co. ............................ 8,579 5,402,282
Dover Corp. ............................ 4,569 1,030,310
Fortive Corp. ............................ 11,221 664,283
Graco, Inc. ............................. 5,513 517,781
IDEX Corp. ............................. 2,486 520,742
Illinois Tool Works, Inc. ..................... 9,195 2,672,343
Ingersoll Rand, Inc. ....................... 13,166 1,239,447
Pentair PLC ............................ 5,427 538,304
Xylem, Inc. ............................. 8,135 1,053,971
28,296,465
a
Media  —  0 .2%
Charter Communications, Inc. , Class A
(a)
......... 2,809 659,076
Fox Corp. , Class A , NVS .................... 6,991 393,873
Fox Corp. , Class B ........................ 5,060 261,754
Omnicom Group, Inc. ...................... 10,505 895,971
2,210,674
a
Metals & Mining  —  0 .7%
Newmont Corp. .......................... 36,438 4,736,940
Nucor Corp. ............................ 7,609 1,345,880
Steel Dynamics, Inc. ....................... 4,659 899,793
6,982,613
a
Mortgage REITs  —  0 .1%
Annaly Capital Management, Inc. .............. 22,807 530,035
a
Multi-Utilities  —  0 .5%
CMS Energy Corp. ........................ 10,162 793,347
Consolidated Edison, Inc. ................... 12,006 1,350,915
NiSource, Inc. ........................... 15,934 753,678
Sempra ............................... 21,836 2,102,152
5,000,092
a
Oil, Gas & Consumable Fuels  —  1 .4%
Cheniere Energy, Inc. ...................... 7,187 1,694,192
Marathon Petroleum Corp. .................. 10,037 1,989,434
ONEOK, Inc. ............................ 20,965 1,735,273
Phillips 66 .............................. 13,434 2,073,269
Targa Resources Corp. ..................... 7,174 1,691,629
Valero Energy Corp. ....................... 10,185 2,084,258
Williams Companies, Inc. (The) ............... 40,794 3,048,128
14,316,183
a
Passenger Airlines  —  0 .0%
Delta Air Lines, Inc. ....................... 5,440 357,408
a
Personal Care Products  —  0 .2%
Estee Lauder Companies, Inc. (The) , Class A ...... 8,209 898,639
Kenvue, Inc. ............................ 63,965 1,223,011
2,121,650
a
Pharmaceuticals  —  6 .3%
Bristol-Myers Squibb Co. .................... 67,976 4,239,663
Eli Lilly & Co. ........................... 26,832 28,226,996
Security Shares Value
a
Pharmaceuticals (continued)
Johnson & Johnson ....................... 80,449 $ 19,985,945
Merck & Co., Inc. ......................... 82,877 10,261,830
Royalty Pharma PLC , Class A ................ 13,669 631,645
Zoetis, Inc. , Class A ....................... 14,774 1,936,871
65,282,950
a
Professional Services  —  0 .5%
Automatic Data Processing, Inc. ............... 13,483 2,890,216
Broadridge Financial Solutions, Inc. ............ 3,884 721,919
Paychex, Inc. ........................... 10,783 1,009,828
TransUnion ............................. 6,439 505,783
5,127,746
a
Real Estate Management & Development  —  0 .1%
CBRE Group, Inc. , Class A
(a)
................. 9,907 1,462,868
a
Semiconductors & Semiconductor Equipment  —  19 .1%
Advanced Micro Devices, Inc.
(a)
............... 54,362 10,883,816
Analog Devices, Inc. ....................... 16,377 5,826,773
Applied Materials, Inc. ..................... 26,477 9,857,387
First Solar, Inc.
(a)
......................... 3,398 670,086
Intel Corp.
(a)
............................ 150,906 6,882,823
Lam Research Corp. ...................... 41,970 9,816,363
Marvell Technology, Inc. .................... 28,319 2,313,379
NVIDIA Corp. ........................... 811,401 143,772,143
NXP Semiconductors N.V. ................... 8,378 1,901,890
Texas Instruments, Inc. ..................... 30,340 6,435,417
198,360,077
a
Software  —  12 .1%
Adobe, Inc.
(a)
............................ 13,977 3,667,705
Atlassian Corp. , Class A
(a)
................... 5,656 424,935
Autodesk, Inc.
(a)
.......................... 7,084 1,741,743
Cadence Design Systems, Inc.
(a)
.............. 9,071 2,733,999
Fair Isaac Corp.
(a)
......................... 792 1,116,213
HubSpot, Inc.
(a)
.......................... 1,667 440,938
Intuit, Inc. .............................. 9,283 3,797,026
Microsoft Corp. .......................... 235,766 92,594,739
Palo Alto Networks, Inc.
(a)
................... 26,982 4,018,159
PTC, Inc.
(a)
............................. 4,014 628,552
Salesforce, Inc. .......................... 31,287 6,094,395
ServiceNow, Inc.
(a)
........................ 34,659 3,743,519
Synopsys, Inc.
(a)
......................... 6,388 2,644,632
Trimble, Inc.
(a)
........................... 7,902 528,407
Workday, Inc. , Class A
(a)
.................... 7,112 951,301
Zscaler, Inc.
(a)
........................... 3,426 503,588
125,629,851
a
Specialized REITs  —  1 .1%
American Tower Corp. ..................... 15,648 3,002,225
Crown Castle, Inc. ........................ 14,495 1,297,882
Digital Realty Trust, Inc. .................... 11,470 2,032,484
Equinix, Inc. ............................ 3,279 3,194,599
Iron Mountain, Inc. ........................ 9,859 1,068,026
SBA Communications Corp. , Class A ............ 3,565 717,135
Weyerhaeuser Co. ........................ 23,843 584,869
11,897,220
a
Specialty Retail  —  3 .1%
AutoZone, Inc.
(a)
......................... 553 2,076,836
Best Buy Co., Inc. ........................ 6,641 411,543
Burlington Stores, Inc.
(a)
.................... 2,084 639,517
Dick's Sporting Goods, Inc. .................. 2,215 451,040
Home Depot, Inc. (The) .................... 33,241 12,655,513
Lowe's Companies, Inc. .................... 18,731 4,955,661
O'Reilly Automotive, Inc.
(a)
................... 28,204 2,647,792

Schedule of Investments
(unaudited) (continued)
February 28, 2026
iShares
®
ESG MSCI USA Leaders ETF
(Percentages shown are based on Net Assets)
32
2026
iShares Semi-Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Specialty Retail (continued)
TJX Companies, Inc. (The) .................. 37,080 $ 5,994,353
Tractor Supply Co. ........................ 17,728 919,019
Ulta Beauty, Inc.
(a)
........................ 1,493 1,022,391
Williams-Sonoma, Inc. ..................... 3,986 819,721
32,593,386
a
Technology Hardware, Storage & Peripherals  —  0 .8%
Hewlett Packard Enterprise Co. ............... 44,561 956,725
HP, Inc. ............................... 31,119 590,950
NetApp, Inc. ............................ 6,641 657,658
Seagate Technology Holdings PLC ............. 7,275 2,967,036
Western Digital Corp. ...................... 11,416 3,193,055
8,365,424
a
Textiles, Apparel & Luxury Goods  —  0 .1%
Deckers Outdoor Corp.
(a)
.................... 4,924 577,438
Lululemon Athletica, Inc.
(a)
................... 3,585 663,834
1,241,272
a
Trading Companies & Distributors  —  0 .5%
Ferguson Enterprises, Inc. ................... 6,519 1,699,894
United Rentals, Inc. ....................... 2,125 1,785,000
Security Shares Value
a
Trading Companies & Distributors (continued)
WW Grainger, Inc. ........................ 1,509 $ 1,727,398
5,212,292
a
Water Utilities  —  0 .1%
American Water Works Co., Inc. ............... 6,523 887,324
a
a
Total Long-Term Investments — 99.8%
(Cost: $ 746,813,685 ) ................................ 1,036,595,374
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.64%
(b) (c)
............................ 587,127 587,127
a
Total Short-Term Securities — 0.1%
(Cost: $ 587,127 ) ................................... 587,127
Total Investments — 99.9%
(Cost: $ 747,400,812 ) ................................ 1,037,182,501
Other Assets Less Liabilities — 0 .1% ..................... 1,308,750
Net Assets — 100.0% ................................. $ 1,038,491,251
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
02/28/26
  Shares Held
at 02/28/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares
(a)
$ 1,046,315 $ — $ (1,046,151)
(b)
$ 109 $ (273) $ — — $ 2,206
(c)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 756,728 — (169,601)
(b)
— — 587,127 587,127 22,072 —
BlackRock, Inc. .... 5,046,206 713,559 (215,922) 55,095 (366,783) 5,232,155 4,921 48,401 —
$ — $ 55,204 $ (367,056)
$ 5,819,282
$ 72,679 $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index .................................................................. 4 03/20/26 $ 1,378 $ (3,871)

iShares
®
ESG MSCI USA Leaders ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2026
33
Schedule of Investments
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended February 28, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 3,871 $ — $ — $ — $ 3,871
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ................................. $ — $ — $ 83,832 $ — $ — $ — $ 83,832
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts ................................. $ — $ — $ (21,153) $ — $ — $ — $ (21,153)
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 1,374,850
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 1,036,595,374  $ —  $ —  $ 1,036,595,374
Short-Term Securities
Money Market Funds ...................................... 587,127  —  —  587,127
$ 1,037,182,501  $ —  $ —  $ 1,037,182,501
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (3,871) $ —  $ —  $ (3,871)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
February 28, 2026
iShares
®
Paris-Aligned Climate Optimized MSCI USA ETF
(Percentages shown are based on Net Assets)
34
2026
iShares Semi-Annual Financial Statements and Additional Information
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .9%
Axon Enterprise, Inc.
(a)
..................... 36,437 $ 19,763,429
a
Automobiles  —  4 .5%
Rivian Automotive, Inc. , Class A
(a)
.............. 644,589 9,881,550
Tesla, Inc.
(a)
............................. 229,673 92,445,679
102,327,229
a
Banks  —  1 .8%
JPMorgan Chase & Co. .................... 122,643 36,829,693
Wells Fargo & Co. ........................ 63,024 5,133,305
41,962,998
a
Biotechnology  —  1 .2%
AbbVie, Inc. ............................ 75,595 17,544,087
Alnylam Pharmaceuticals, Inc.
(a)
............... 11,614 3,866,533
Vertex Pharmaceuticals, Inc.
(a)
................ 12,653 6,286,390
27,697,010
a
Broadline Retail  —  3 .0%
Amazon.com, Inc.
(a)
....................... 306,047 64,269,870
MercadoLibre, Inc.
(a)
....................... 3,030 5,325,467
69,595,337
a
Capital Markets  —  3 .8%
Ameriprise Financial, Inc. ................... 1,942 912,973
BlackRock, Inc.
(b)
......................... 11,007 11,702,973
Carlyle Group, Inc. (The) .................... 4,413 229,432
Cboe Global Markets, Inc. ................... 11,787 3,532,800
Charles Schwab Corp. (The) ................. 113,071 10,764,359
CME Group, Inc. , Class A ................... 33,490 10,700,055
Coinbase Global, Inc. , Class A
(a)
............... 4,004 704,103
Intercontinental Exchange, Inc. ............... 38,580 6,332,136
KKR & Co., Inc. .......................... 57,569 5,047,650
Moody's Corp. ........................... 22,107 10,558,082
Nasdaq, Inc. ............................ 34,323 3,006,008
Robinhood Markets, Inc. , Class A
(a)
............. 16,584 1,257,896
S&P Global, Inc. ......................... 33,923 14,989,895
T Rowe Price Group, Inc. ................... 19,379 1,833,835
Tradeweb Markets, Inc. , Class A ............... 35,902 4,425,101
85,997,298
a
Chemicals  —  0 .6%
Sherwin-Williams Co. (The) .................. 37,986 13,773,344
a
Commercial Services & Supplies  —  0 .8%
Cintas Corp. ............................ 33,842 6,806,641
Copart, Inc.
(a)
........................... 56,375 2,147,324
Rollins, Inc. ............................. 74,586 4,541,542
Veralto Corp. ............................ 55,322 5,390,022
18,885,529
a
Communications Equipment  —  1 .1%
Arista Networks, Inc.
(a)
..................... 37,158 4,960,593
F5, Inc.
(a) (c)
............................. 32,155 8,725,581
Motorola Solutions, Inc. .................... 23,156 11,167,212
24,853,386
a
Consumer Finance  —  0 .4%
American Express Co. ..................... 31,077 9,599,685
a
Electric Utilities  —  1 .0%
Edison International ....................... 315,522 23,582,114
a
Security Shares Value
a
Entertainment  —  1 .0%
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 17,844 $ 1,634,332
Netflix, Inc.
(a)
............................ 208,613 20,076,915
Take-Two Interactive Software, Inc.
(a)
............ 2,936 620,905
22,332,152
a
Financial Services  —  3 .7%
Corpay, Inc.
(a)
........................... 5,912 1,921,991
Fidelity National Information Services, Inc. ........ 12,912 657,995
Fiserv, Inc.
(a)
............................ 33,931 2,113,562
Global Payments, Inc. ..................... 13,006 994,439
Jack Henry & Associates, Inc. ................ 1,434 232,968
Mastercard, Inc. , Class A .................... 75,179 38,883,330
PayPal Holdings, Inc. ...................... 42,405 1,959,535
Visa, Inc. , Class A ........................ 117,270 37,542,818
84,306,638
a
Health Care Equipment & Supplies  —  1 .2%
IDEXX Laboratories, Inc.
(a)
................... 31,323 20,570,754
Intuitive Surgical, Inc.
(a)
..................... 13,693 6,894,562
27,465,316
a
Health Care REITs  —  0 .4%
Healthpeak Properties, Inc. .................. 569,761 10,073,374
a
Health Care Technology  —  0 .1%
Veeva Systems, Inc. , Class A
(a)
............... 17,644 3,211,384
a
Hotels, Restaurants & Leisure  —  1 .4%
Airbnb, Inc. , Class A
(a)
...................... 25,810 3,487,189
Chipotle Mexican Grill, Inc. , Class A
(a)
........... 47,327 1,761,511
McDonald's Corp. ........................ 80,626 27,498,304
32,747,004
a
Industrial REITs  —  2 .7%
Prologis, Inc. ............................ 430,616 61,392,923
a
Insurance  —  2 .6%
Aflac, Inc. .............................. 115,977 13,097,283
Aon PLC , Class A ........................ 4,486 1,504,918
Arch Capital Group Ltd.
(a)
................... 57,071 5,715,661
Arthur J Gallagher & Co. .................... 41,303 9,425,345
Brown & Brown, Inc. ....................... 42,718 3,068,007
Chubb Ltd. ............................. 30,342 10,342,374
Erie Indemnity Co. , Class A , NVS .............. 5,253 1,415,368
Marsh & McLennan Companies, Inc. ............ 32,384 6,047,388
Progressive Corp. (The) .................... 24,366 5,206,039
Willis Towers Watson PLC ................... 9,808 2,993,107
58,815,490
a
Interactive Media & Services  —  8 .6%
Alphabet, Inc. , Class A ..................... 132,821 41,408,275
Alphabet, Inc. , Class C , NVS ................. 297,478 92,643,574
Meta Platforms, Inc. , Class A ................. 94,045 60,958,088
Pinterest, Inc. , Class A
(a)
.................... 15,132 259,211
Reddit, Inc. , Class A
(a)
...................... 4,873 710,532
Snap, Inc. , Class A , NVS
(a)
.................. 27,890 145,307
196,124,987
a
IT Services  —  1 .7%
Gartner, Inc.
(a) (c)
.......................... 1,112 174,806
International Business Machines Corp. .......... 147,681 35,474,453
Okta, Inc. , Class A
(a) (c)
...................... 3,568 258,680
Snowflake, Inc. , Class A
(a)
................... 8,473 1,426,938

iShares
®
Paris-Aligned Climate Optimized MSCI USA ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2026
(Percentages shown are based on Net Assets)
35
Schedule of Investments
Security Shares Value
a
IT Services (continued)
VeriSign, Inc. ........................... 10,292 $ 2,345,959
39,680,836
a
Life Sciences Tools & Services  —  0 .5%
Danaher Corp. .......................... 30,392 6,401,771
IQVIA Holdings, Inc.
(a)
...................... 4,328 773,890
Mettler-Toledo International, Inc.
(a) (c)
............ 607 829,581
Waters Corp.
(a)
.......................... 1,723 550,292
West Pharmaceutical Services, Inc. ............ 12,369 3,145,931
11,701,465
a
Machinery  —  1 .3%
Graco, Inc. ............................. 28,875 2,711,940
Xylem, Inc. ............................. 199,569 25,856,160
28,568,100
a
Media  —  0 .0%
Trade Desk, Inc. (The) , Class A
(a)
.............. 13,724 326,906
a
Mortgage REITs  —  0 .5%
Annaly Capital Management, Inc. .............. 495,321 11,511,260
a
Pharmaceuticals  —  5 .7%
Eli Lilly & Co. ........................... 73,284 77,094,035
Merck & Co., Inc. ......................... 115,741 14,331,051
Royalty Pharma PLC , Class A ................ 305,395 14,112,303
Zoetis, Inc. , Class A ....................... 180,439 23,655,553
129,192,942
a
Professional Services  —  0 .7%
Automatic Data Processing, Inc. ............... 21,966 4,708,632
Equifax, Inc. ............................ 8,303 1,734,995
Paychex, Inc. ........................... 37,905 3,549,803
Verisk Analytics, Inc. , Class A ................. 31,417 6,521,227
16,514,657
a
Real Estate Management & Development  —  0 .3%
CoStar Group, Inc.
(a)
....................... 39,329 1,755,253
Zillow Group, Inc. , Class C , NVS
(a)
............. 137,224 6,122,935
7,878,188
a
Residential REITs  —  2 .4%
AvalonBay Communities, Inc. ................ 116,739 20,689,653
Equity Residential ........................ 155,977 9,859,306
Essex Property Trust, Inc. ................... 52,804 13,470,828
UDR, Inc. .............................. 258,085 9,678,188
53,697,975
a
Retail REITs  —  0 .3%
Realty Income Corp. ....................... 32,007 2,144,469
Simon Property Group, Inc. .................. 19,189 3,911,678
6,056,147
a
Semiconductors & Semiconductor Equipment  —  18 .9%
Advanced Micro Devices, Inc.
(a)
............... 183,933 36,825,226
Analog Devices, Inc. ....................... 63,564 22,615,436
Broadcom, Inc. .......................... 195,416 62,445,183
First Solar, Inc.
(a)
......................... 83,535 16,473,102
KLA Corp. .............................. 6,560 10,001,048
Security Shares Value
a
Semiconductors & Semiconductor Equipment (continued)
Marvell Technology, Inc. .................... 583,929 $ 47,701,160
NVIDIA Corp. ........................... 1,249,033 221,316,157
Texas Instruments, Inc. ..................... 69,957 14,838,579
432,215,891
a
Software  —  12 .0%
Adobe, Inc.
(a)
............................ 22,949 6,022,047
Autodesk, Inc.
(a)
.......................... 70,984 17,452,836
Fortinet, Inc.
(a)
........................... 31,525 2,491,421
Intuit, Inc. .............................. 18,630 7,620,229
Microsoft Corp. .......................... 375,139 147,332,091
Oracle Corp. ............................ 99,384 14,450,434
Palantir Technologies, Inc. , Class A
(a)
........... 21,814 2,992,663
Palo Alto Networks, Inc.
(a)
................... 29,131 4,338,189
Roper Technologies, Inc. .................... 6,228 2,178,118
Salesforce, Inc. .......................... 143,331 27,919,446
ServiceNow, Inc.
(a)
........................ 326,217 35,234,698
Trimble, Inc.
(a)
........................... 41,715 2,789,482
Tyler Technologies, Inc.
(a)
................... 1,606 569,632
Workday, Inc. , Class A
(a)
.................... 6,215 831,318
Zoom Communications, Inc. , Class A
(a)
.......... 10,959 810,308
273,032,912
a
Specialized REITs  —  6 .4%
American Tower Corp. ..................... 137,494 26,379,599
Digital Realty Trust, Inc. .................... 279,624 49,549,373
Equinix, Inc. ............................ 64,271 62,616,664
Extra Space Storage, Inc. ................... 11,100 1,676,433
Public Storage ........................... 17,060 5,238,444
145,460,513
a
Technology Hardware, Storage & Peripherals  —  7 .4%
Apple, Inc. ............................. 640,051 169,088,673
a
Water Utilities  —  1 .0%
American Water Works Co., Inc. ............... 159,960 21,759,359
a
a
Total Long-Term Investments — 99.9%
(Cost: $ 1,913,109,310 ) ............................... 2,281,192,451
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.84%
(b) (d) (e)
..................... 1,087,099 1,087,643
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.64%
(b) (d)
............................ 2,196,062 2,196,062
a
Total Short-Term Securities — 0.1%
(Cost: $ 3,283,705 ) .................................. 3,283,705
Total Investments — 100.0%
(Cost: $ 1,916,393,015 ) ............................... 2,284,476,156
Other Assets Less Liabilities — 0 .0% ..................... 44,972
Net Assets — 100.0% ................................. $ 2,284,521,128
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
All or a portion of this security is on loan.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
February 28, 2026
iShares
®
Paris-Aligned Climate Optimized MSCI USA ETF
36
2026
iShares Semi-Annual Financial Statements and Additional Information
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended February 28, 2026, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
02/28/26
  Shares Held
at 02/28/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 13,940,633 $ — $ (12,853,273)
(a)
$ 3,029 $ (2,746) $ 1,087,643 1,087,099 $ 12,822
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 2,151,695 44,367
(a)
— — — 2,196,062 2,196,062 49,425 —
BlackRock, Inc. ... 11,757,197 1,419,957 (821,596) 254,268 (906,853) 11,702,973 11,007 108,597 —
$ — $ 257,297 $ (909,599)
$ 14,986,678
$ 170,844 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Select Sector Index ...................................................... 4 03/20/26 $ 647 $ 19,703
E-Mini NASDAQ 100 Index .............................................................. 5 03/20/26 2,500 (23,032)
$ (3,329)
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 19,703 $ — $ — $ — $ 19,703
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 23,032 $ — $ — $ — $ 23,032
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from:
Futures contracts ................................. $ — $ — $ 385,114 $ — $ — $ — $ 385,114
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts ................................. $ — $ — $ (108,784) $ — $ — $ — $ (108,784)

iShares
®
Paris-Aligned Climate Optimized MSCI USA ETF
Schedule of Investments
(unaudited) (continued)
February 28, 2026
37
Schedule of Investments
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts:
Average notional value of contracts — long ................................................................................... $ 3,914,793
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,281,192,451 $ — $ — $ 2,281,192,451
Short-Term Securities
Money Market Funds ...................................... 3,283,705 — — 3,283,705
$ 2,284,476,156 $ — $ — $ 2,284,476,156
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 19,703 $ — $ — $ 19,703
Liabilities
Equity Contracts ........................................... (23,032) — — (23,032)
$ (3,329) $ — $ — $ (3,329)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2026
iShares Semi-Annual Financial Statements and Additional Information
Statements of Assets and Liabilities
(unaudited)
February 28, 2026
See notes to financial statements.
iShares
ESG Aware MSCI
USA ETF
iShares
ESG Aware MSCI
USA Growth ETF
iShares
ESG Aware MSCI
USA Small-Cap ETF
iShares
ESG Aware MSCI
USA Value ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
...................................... $ 15,629,975,408  $ 21,830,602  $ 2,342,483,474  $ 276,281,889
Investments, at value — affiliated
(c)
......................................... 99,993,752  16,282  108,874,143  2,043,619
Cash ............................................................. —  —  433  2,478
Cash pledged:
Futures contracts ................................................... 2,015,000  —  853,000  44,000
Receivables:
Investments sold ................................................... 766,122,863  1,082,157  146,196,916  13,505,367
Securities lending income — affiliated ..................................... 7,886  59  44,781  66
Capital shares sold .................................................. —  —  —  2,046
Dividends — unaffiliated .............................................. 12,500,256  8,052  1,339,803  333,320
Dividends — affiliated ................................................ 61,723  38  20,884  497
Total assets ........................................................
16,510,676,888  22,937,190  2,599,813,434  292,213,282
LIABILITIES
Collateral on securities loaned ............................................ 39,358,564  —  98,599,297  758,287
Payables:
Investments purchased ............................................... 753,321,391  976,824  153,399,998  13,663,351
Capital shares redeemed .............................................. —  —  —  15,952
Investment advisory fees .............................................. 1,803,545  3,171  301,548  37,724
Variation margin on futures contracts ...................................... 110,989  13  149,626  8,910
Total liabilities .......................................................
794,594,489  980,008  252,450,469  14,484,224
Commitments and contingent liabilities
NET ASSETS .......................................................
$ 15,716,082,399  $ 21,957,182  $ 2,347,362,965  $ 277,729,058
NET ASSETS CONSIST OF:
Paid-in capital ....................................................... $ 13,271,363,979  $ 19,741,666  $ 1,942,342,191  $ 255,587,422
Accumulated earnings ................................................. 2,444,718,420  2,215,516  405,020,774  22,141,636
NET ASSETS .......................................................
$ 15,716,082,399  $ 21,957,182  $ 2,347,362,965  $ 277,729,058
NET ASSET VALUE
Shares outstanding ................................................... 105,350,000  440,000  47,200,000  8,200,000
Net asset value ...................................................... $ 149.18  $ 49.90  $ 49.73  $ 33.87
Shares authorized .................................................... Unlimited Unlimited Unlimited Unlimited
Par value .......................................................... None None None None
(a)
Securities loaned, at value ............................................ $ 37,629,888  $ —  $ 93,706,688  $ 733,927
(b)
Investments, at cost — unaffiliated ....................................... $ 11,820,239,836  $ 20,339,366  $ 1,867,723,181  $ 253,171,773
(c)
Investments, at cost — affiliated ......................................... $ 95,801,974  $ 16,282  $ 108,817,723  $ 2,050,819

Statements of Assets and Liabilities
(unaudited) (continued)
February 28, 2026
Statements of Assets and Liabilities
See notes to financial statements.
iShares
ESG MSCI USA
Leaders ETF
iShares
Paris-Aligned
Climate Optimized
MSCI USA ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
..................................................................... $ 1,031,363,219  $ 2,269,489,478
Investments, at value — affiliated
(c)
........................................................................ 5,819,282  14,986,678
Cash pledged:
Futures contracts .................................................................................. 98,000  276,000
Receivables:
Investments sold .................................................................................. 2,997,682  24,065,837
Securities lending income — affiliated .................................................................... —  1,149
Dividends — unaffiliated ............................................................................. 924,224  1,690,902
Dividends — affiliated ............................................................................... 2,228  5,538
Variation margin on futures contracts ..................................................................... —  1,688
Total assets .......................................................................................
1,041,204,635  2,310,517,270
LIABILITIES
Collateral on securities loaned ........................................................................... —  1,087,652
Payables:
Investments purchased .............................................................................. 2,627,712  24,733,732
Investment advisory fees ............................................................................. 79,504  174,758
Variation margin on futures contracts ..................................................................... 6,168  —
Total liabilities ......................................................................................
2,713,384  25,996,142
Commitments and contingent liabilities
NET ASSETS ......................................................................................
$ 1,038,491,251  $ 2,284,521,128
NET ASSETS CONSIST OF:
Paid-in capital ...................................................................................... $ 825,187,762  $ 1,930,832,134
Accumulated earnings ................................................................................ 213,303,489  353,688,994
NET ASSETS ......................................................................................
$ 1,038,491,251  $ 2,284,521,128
NET ASSET VALUE
Shares outstanding .................................................................................. 8,600,000  32,900,000
Net asset value ..................................................................................... $ 120.75  $ 69.44
Shares authorized ................................................................................... Unlimited Unlimited
Par value ......................................................................................... None None
(a)
Securities loaned, at value ........................................................................... $ —  $ 1,050,545
(b)
Investments, at cost — unaffiliated ...................................................................... $ 742,370,461  $ 1,903,510,913
(c)
Investments, at cost — affiliated ........................................................................ $ 5,030,351  $ 12,882,102

2026
iShares Semi-Annual Financial Statements and Additional Information
Statements of Operations
(unaudited)
Six Months Ended February 28, 2026
See notes to financial statements.
iShares
ESG Aware MSCI
USA ETF
iShares
ESG Aware MSCI
USA Growth ETF
iShares
ESG Aware MSCI
USA Small-Cap ETF
iShares
ESG Aware MSCI
USA Value ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................ $ 88,880,368  $ 45,544  $ 13,611,912  $ 1,930,604
Dividends — affiliated .............................................. 687,567  334  119,501  7,714
Interest — unaffiliated .............................................. 47,114  8  17,489  160
Securities lending income — affiliated — net ............................... 57,337  212  410,451  568
Foreign taxes withheld ............................................. (41,622) —  (12,661) (1,054)
Total investment income ..............................................
89,630,764  46,098  14,146,692  1,937,992
EXPENSES
Investment advisory ............................................... 11,322,764  22,297  1,764,614  175,937
Interest expense ................................................. —  —  2,193  —
Total expenses .................................................... 11,322,764  22,297  1,766,807  175,937
Net investment income ...............................................
78,308,000  23,801  12,379,885  1,762,055
—  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................... 69,519,232  (358,306) 14,396,144  (1,806,449)
Investments — affiliated ........................................... (179,740) 11  4,691  (3,706)
Futures contracts ............................................... 2,749,596  (6,514) 944,251  19,916
In-kind redemptions — unaffiliated
(a)
................................... 340,897,690  1,570,025  100,831,220  626,761
In-kind redemptions — affiliated
(a)
.................................... 456,811  —  —  —
413,443,589  1,205,216  116,176,306  (1,163,478)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................... 414,138,463  (825,200) 130,738,927  22,572,052
Investments — affiliated ........................................... (1,722,574) (2) (4,095) (13,335)
Futures contracts ............................................... (1,308,517) 125  (271,825) (3,352)
411,107,372  (825,077) 130,463,007  22,555,365
Net realized and unrealized gain ........................................
824,550,961  380,139  246,639,313  21,391,887
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............
$ 902,858,961  $ 403,940  $ 259,019,198  $ 23,153,942
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Operations
(unaudited) (continued)
Six Months Ended February 28, 2026
Statements of Operations
See notes to financial statements.
iShares
ESG MSCI USA
Leaders ETF
iShares
Paris-Aligned
Climate Optimized
MSCI USA ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................ $ 5,655,088  $ 11,864,196
Dividends — affiliated .............................................................................. 70,473  158,022
Interest — unaffiliated .............................................................................. 2,097  4,192
Securities lending income — affiliated — net ............................................................... 2,206  12,822
Foreign taxes withheld ............................................................................. (2,422) —
Total investment income ..............................................................................
5,727,442  12,039,232
EXPENSES
Investment advisory ............................................................................... 492,707  1,121,790
Total expenses .................................................................................... 492,707  1,121,790
Net investment income ...............................................................................
5,234,735  10,917,442
—  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................................................... (2,601,709) (19,813,171)
Investments — affiliated ........................................................................... 109  1,664
Futures contracts ............................................................................... 83,832  385,114
In-kind redemptions — unaffiliated
(a)
................................................................... 17,871,972  59,604,997
In-kind redemptions — affiliated
(a)
.................................................................... 55,095  255,633
15,409,299  40,434,237
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................................... 48,639,266  (31,244,806)
Investments — affiliated ........................................................................... (367,056) (909,599)
Futures contracts ............................................................................... (21,153) (108,784)
48,251,057  (32,263,189)
Net realized and unrealized gain ........................................................................
63,660,356  8,171,048
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................
$ 68,895,091  $ 19,088,490
(a)
See Note 2 of the Notes to Financial Statements.

2026
iShares Semi-Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
See notes to financial statements.
iShares
ESG Aware MSCI USA ETF
iShares
ESG Aware MSCI USA Growth ETF
Six Months
Ended
02/28/26
(unaudited)
Year Ended
08/31/25
Six Months
Ended
02/28/26
(unaudited)
Year Ended
08/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ....................................... $ 78,308,000  $ 152,146,171  $ 23,801  $ 45,787
Net realized gain ........................................... 413,443,589  794,912,961  1,205,216  2,001,397
Net change in unrealized appreciation (depreciation) ................... 411,107,372  964,320,408  (825,077) 1,275,831
Net increase in net assets resulting from operations ......................
902,858,961  1,911,379,540  403,940  3,323,015
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ............
(83,477,106)
(b)
(156,210,658) (30,810)
(b)
(39,341)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ....
701,136,205  (547,332,800) (104,871) 10,294,499
NET ASSETS
Total increase in net assets ...................................... 1,520,518,060  1,207,836,082  268,259  13,578,173
Beginning of period ...........................................
14,195,564,339  12,987,728,257  21,688,923  8,110,750
End of period ...............................................
$ 15,716,082,399  $ 14,195,564,339  $ 21,957,182  $ 21,688,923
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Statements of Changes in Net Assets
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
ESG Aware MSCI USA Small-Cap ETF
iShares
ESG Aware MSCI USA Value ETF
Six Months
Ended
02/28/26
(unaudited)
Year Ended
08/31/25
Six Months
Ended
02/28/26
(unaudited)
Year Ended
08/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ....................................... $ 12,379,885  $ 20,684,158  $ 1,762,055  $ 322,162
Net realized gain (loss) ....................................... 116,176,306  26,625,861  (1,163,478) 686,049
Net change in unrealized appreciation (depreciation) ................... 130,463,007  103,657,921  22,555,365  (12,701)
Net increase in net assets resulting from operations ......................
259,019,198  150,967,940  23,153,942  995,510
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ............
(12,296,213)
(b)
(23,987,448) (1,065,126)
(b)
(270,188)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ............
115,448,812  46,592,048  236,998,111  12,014,313
NET ASSETS
Total increase in net assets ...................................... 362,171,797  173,572,540  259,086,927  12,739,635
Beginning of period ...........................................
1,985,191,168  1,811,618,628  18,642,131  5,902,496
End of period ...............................................
$ 2,347,362,965  $ 1,985,191,168  $ 277,729,058  $ 18,642,131
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

2026
iShares Semi-Annual Financial Statements and Additional Information
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
ESG MSCI USA Leaders ETF
iShares
Paris-Aligned Climate Optimized MSCI USA
ETF
Six Months
Ended
02/28/26
(unaudited)
Year Ended
08/31/25
Six Months
Ended
02/28/26
(unaudited)
Year Ended
08/31/25
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ....................................... $ 5,234,735  $ 10,883,457  $ 10,917,442  $ 20,639,434
Net realized gain ........................................... 15,409,299  95,587,283  40,434,237  249,145,831
Net change in unrealized appreciation (depreciation) ................... 48,251,057  24,750,966  (32,263,189) (5,321,711)
Net increase in net assets resulting from operations ......................
68,895,091  131,221,706  19,088,490  264,463,554
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ............
(5,441,835)
(b)
(11,531,307) (12,796,216)
(b)
(21,273,481)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ....
83,077,969  (313,129,817) 91,050,066  (86,251,742)
NET ASSETS
Total increase (decrease) in net assets .............................. 146,531,225  (193,439,418) 97,342,340  156,938,331
Beginning of period ...........................................
891,960,026  1,085,399,444  2,187,178,788  2,030,240,457
End of period ...............................................
$ 1,038,491,251  $ 891,960,026  $ 2,284,521,128  $ 2,187,178,788
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Financial Highlights
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares ESG Aware MSCI USA ETF
Six Months
Ended
02/28/26
(unaudited)
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Year Ended
08/31/21
Net asset value, beginning of period .......
$ 140.97  $ 123.87  $ 99.22  $ 88.13  $ 103.69  $ 79.74
Net investment income
(a)
............... 0 .76  1 .46  1 .42  1 .37  1 .29  1 .18
Net realized and unrealized gain (loss)
(b)
.....
8 .27  17.14  24.64  11.23  (15.62) 23.87
Net increase (decrease) from investment
operations .........................
9 .03  18.60  26.06  12.60  (14.33) 25.05
Distributions from net investment income
(c)
..... ( 0 .82 )
(d)
( 1 .50 ) ( 1 .41 ) ( 1 .51 ) ( 1 .23 ) ( 1 .10 )
Net asset value, end of period ............
$ 149.18  $ 140.97  $ 123.87  $ 99.22  $ 88.13  $ 103.69
Total Return
(e)
– – – – – –
Based on net asset value ................
6 .42%
(f)
15.14% 26.51% 14.57% (13.96) % 31.71%
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses .......................
0 .15%
(h)
0 .15% 0 .15% 0 .15% 0 .15% 0 .15%
Net investment income ..................
1 .04%
(h)
1 .13% 1 .31% 1 .54% 1 .32% 1 .30%
Supplemental Data
Net assets, end of period (000) ............
$ 15,716,082  $ 14,195,564  $ 12,987,728  $ 12,824,827  $ 22,194,428  $ 22,262,630
Portfolio turnover rate
(i)
..................
15% 24% 22% 25% 22% 21%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

2026
iShares Semi-Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares ESG Aware MSCI USA Growth ETF
Six Months
Ended
02/28/26
(unaudited)
Year Ended
08/31/25
Year Ended
08/31/24
Period From
01/31/23
(a)
to 08/31/23
Net asset value, beginning of period ......................................
$ 49.29  $ 40.55  $ 31.38  $ 25.42
Net investment income
(b)
.............................................. 0 .05  0 .12  0 .11  0 .08
Net realized and unrealized gain
(c)
........................................
0 .63  8 .73  9 .17  5 .93
Net increase from investment operations .....................................
0 .68  8 .85  9 .28  6 .01
Distributions from net investment income
(d)
.................................... ( 0 .07 )
(e)
( 0 .11 ) ( 0 .11 ) ( 0 .05 )
Net asset value, end of period ...........................................
$ 49.90  $ 49.29  $ 40.55  $ 31.38
Total Return
(f)
– – – –
Based on net asset value ...............................................
1 .37%
(g)
21.87% 29.66% 23.72%
(g)
Ratios to Average Net Assets
(h)
– – – –
Total expenses ......................................................
0 .18%
(i)
0 .18% 0 .18% 0 .18%
(i)
Net investment income .................................................
0 .19%
(i)
0 .27% 0 .32% 0 .50%
(i)
Supplemental Data
Net assets, end of period (000) ...........................................
$ 21,957  $ 21,689  $ 8,111  $ 5,021
Portfolio turnover rate
(j)
.................................................
14% 30% 36% 20%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares ESG Aware MSCI USA Small-Cap ETF
Six Months
Ended
02/28/26
(unaudited)
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Year Ended
08/31/21
Net asset value, beginning of period .......
$ 44.36  $ 41.36  $ 35.90  $ 33.85  $ 40.26  $ 27.34
Net investment income
(a)
............... 0 .28  0 .46  0 .47  0 .48  0 .42  0 .35
Net realized and unrealized gain (loss)
(b)
.....
5 .37  3 .08  5 .46  2 .09  ( 6 .43 ) 12.95
Net increase (decrease) from investment
operations .........................
5 .65  3 .54  5 .93  2 .57  ( 6 .01 ) 13.30
Distributions from net investment income
(c)
..... ( 0 .28 )
(d)
( 0 .54 ) ( 0 .47 ) ( 0 .52 ) ( 0 .40 ) ( 0 .38 )
Net asset value, end of period ............
$ 49.73  $ 44.36  $ 41.36  $ 35.90  $ 33.85  $ 40.26
Total Return
(e)
– – – – – –
Based on net asset value ................
12.79%
(f)
8 .65% 16.70% 7 .75% (15.03) % 48.95%
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses .......................
0 .17%
(h)
0 .17% 0 .17% 0 .17% 0 .17% 0 .17%
Net investment income ..................
1 .19%
(h)
1 .12% 1 .25% 1 .41% 1 .15% 0 .96%
Supplemental Data
Net assets, end of period (000) ............
$ 2,347,363  $ 1,985,191  $ 1,811,619  $ 1,403,577  $ 1,479,097  $ 1,099,038
Portfolio turnover rate
(i)
..................
18% 35% 35% 37% 37% 33%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

2026
iShares Semi-Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares ESG Aware MSCI USA Value ETF
Six Months
Ended
02/28/26
(unaudited)
Year Ended
08/31/25
Year Ended
08/31/24
Period From
01/31/23
(a)
to 08/31/23
Net asset value, beginning of period .....................................
$ 31.07  $ 29.51  $ 24.75  $ 25.35
Net investment income
(b)
............................................. 0 .29  0 .62  0 .61  0 .39
Net realized and unrealized gain (loss)
(c)
...................................
2 .78  1 .50  4 .76  ( 0 .76 )
Net increase (decrease) from investment operations ............................
3 .07  2 .12  5 .37  ( 0 .37 )
Distributions from net investment income
(d)
................................... ( 0 .27 )
(e)
( 0 .56 ) ( 0 .61 ) ( 0 .23 )
Net asset value, end of period ..........................................
$ 33.87  $ 31.07  $ 29.51  $ 24.75
Total Return
(f)
– – – –
Based on net asset value ..............................................
9 .96%
(g)
7 .32% 22.12% ( 1 .38 ) %
(g)
Ratios to Average Net Assets
(h)
– – – –
Total expenses .....................................................
0 .18%
(i)
0 .18% 0 .18% 0 .18%
(i)
Net investment income ................................................
1 .80%
(i)
2 .10% 2 .33% 2 .72%
(i)
Supplemental Data
Net assets, end of period (000) ..........................................
$ 277,729  $ 18,642  $ 5,902  $ 3,961
Portfolio turnover rate
(j)
................................................
21% 35% 38% 21%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares ESG MSCI USA Leaders ETF
Six Months
Ended
02/28/26
(unaudited)
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Year Ended
08/31/22
Year Ended
08/31/21
Net asset value, beginning of period .......
$ 112.91  $ 99.58  $ 79.67  $ 68.20  $ 79.65  $ 60.55
Net investment income
(a)
............... 0 .63  1 .16  1 .07  1 .08  1 .00  0 .94
Net realized and unrealized gain (loss)
(b)
.....
7 .87  13.35  19.91  11.45  (11.48) 19.08
Net increase (decrease) from investment
operations .........................
8 .50  14.51  20.98  12.53  (10.48) 20.02
Distributions from net investment income
(c)
..... ( 0 .66 )
(d)
( 1 .18 ) ( 1 .07 ) ( 1 .06 ) ( 0 .97 ) ( 0 .92 )
Net asset value, end of period ............
$ 120.75  $ 112.91  $ 99.58  $ 79.67  $ 68.20  $ 79.65
Total Return
(e)
– – – – – –
Based on net asset value ................
7 .56%
(f)
14.70% 26.57% 18.66% (13.29) % 33.44%
Ratios to Average Net Assets
(g)
– – – – – –
Total expenses .......................
0 .10%
(h)
0 .10% 0 .10% 0 .10% 0 .10% 0 .10%
Net investment income ..................
1 .06%
(h)
1 .12% 1 .22% 1 .55% 1 .32% 1 .38%
Supplemental Data
Net assets, end of period (000) ............
$ 1,038,491  $ 891,960  $ 1,085,399  $ 1,139,307  $ 3,116,650  $ 4,077,962
Portfolio turnover rate
(i)
..................
1% 4% 8% 14% 10% 12%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

2026
iShares Semi-Annual Financial Statements and Additional Information
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Paris-Aligned Climate Optimized MSCI USA ETF
Six Months
Ended
02/28/26
(unaudited)
Year Ended
08/31/25
Year Ended
08/31/24
Year Ended
08/31/23
Period From
02/08/22
(a)
to 08/31/22
Net asset value, beginning of period ......................
$ 69.21  $ 62.18  $ 49.91  $ 43.50  $ 50.43
Net investment income
(b)
.............................. 0 .35  0 .65  0 .60  0 .55  0 .32
Net realized and unrealized gain (loss)
(c)
....................
0 .29  7 .04  12.25  6 .38  ( 7 .08 )
Net increase (decrease) from investment operations .............
0 .64  7 .69  12.85  6 .93  ( 6 .76 )
Distributions from net investment income
(d)
.................... ( 0 .41 )
(e)
( 0 .66 ) ( 0 .58 ) ( 0 .52 ) ( 0 .17 )
Net asset value, end of period ...........................
$ 69.44  $ 69.21  $ 62.18  $ 49.91  $ 43.50
Total Return
(f)
– – – – –
Based on net asset value ...............................
0 .89%
(g)
12.46% 25.98% 16.13% (13.42) %
(g)
Ratios to Average Net Assets
(h)
– – – – –
Total expenses ......................................
0 .10%
(i)
0 .10% 0 .10% 0 .10% 0 .11%
(i)
Total expenses after fees waived ..........................
0 .10%
(i)
0 .10% 0 .10% 0 .10% 0 .10%
(i)
Net investment income .................................
0 .97%
(i)
1 .01% 1 .10% 1 .23% 1 .26%
(i)
Supplemental Data
Net assets, end of period (000) ...........................
$ 2,284,521  $ 2,187,179  $ 2,030,240  $ 1,489,774  $ 756,882
Portfolio turnover rate
(j)
.................................
12% 15% 11% 12% 6%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f)
Where applicable, assumes the reinvestment of distributions.
(g)
Not annualized.
(h)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)
Annualized.
(j)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements
(unaudited)

Notes to Financial Statements
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Taxes:  Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of February 28, 2026, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash:  The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting: The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each
Fund’s financial statements.
iShares ETF
Diversification
Classification
ESG Aware MSCI USA ........................................................................................................ Diversified
ESG Aware MSCI USA Growth .................................................................................................. Non-diversified
ESG Aware MSCI USA Small-Cap ................................................................................................ Diversified
ESG Aware MSCI USA Value ................................................................................................... Non-diversified
ESG MSCI USA Leaders ...................................................................................................... Non-diversified
Paris-Aligned Climate Optimized MSCI USA ........................................................................................ Non-diversified

Notes to Financial Statements
(unaudited) (continued)

2026
iShares Semi-Annual Financial Statements and Additional Information
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments (except ETF options, equity index options or those that are customized) traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
ESG Aware MSCI USA
Barclays Bank PLC ............................................... $ 11,467,700 $ (11,467,700) $ — $ —
Citigroup Global Markets, Inc. ........................................ 5,918,578 (5,918,578) — —
Jefferies LLC ................................................... 565,964 (565,964) — —
National Financial Services LLC ...................................... 2,008,064 (2,008,064) — —
UBS AG ...................................................... 17,669,582 (17,669,582) — —
$ 37,629,888 $ (37,629,888)
$ —
$ —
a
ESG Aware MSCI USA Small-Cap
Barclays Capital, Inc. ............................................. 693,278 (693,278) — —
BNP Paribas SA ................................................. 15,700,738 (15,700,738) — —
BofA Securities, Inc. .............................................. 10,676,316 (10,676,316) — —
Citigroup Global Markets, Inc. ........................................ 8,208,604 (8,208,604) — —
HSBC Bank PLC ................................................ 3,065,527 (3,065,527) — —
J.P. Morgan Securities LLC ......................................... 18,198,517 (18,198,517) — —
Jefferies LLC ................................................... 1,557,735 (1,557,735) — —
Morgan Stanley ................................................. 18,054,834 (18,054,834) — —
National Financial Services LLC ...................................... 4,418,731 (4,418,731) — —
RBC Capital Markets LLC .......................................... 11,396 (11,377) — 19
Scotia Capital (USA), Inc. .......................................... 149,141 (149,141) — —
State Street Bank & Trust Co. ........................................ 3,907,260 (3,907,260) — —
TD Securities (USA) LLC ........................................... 561,075 (561,075) — —
UBS AG ...................................................... 4,264,555 (4,264,555) — —
UBS Securities LLC .............................................. 769,172 (769,172) — —
Virtu Americas LLC ............................................... 3,502 (3,502) — —
Wells Fargo Bank NA ............................................. 977,674 (977,674) — —
Wells Fargo Securities LLC ......................................... 2,488,633 (2,488,633) — —
$ 93,706,688 $ (93,706,669)
$ —
$ 19
a
ESG Aware MSCI USA Value
Barclays Bank PLC ............................................... 526,727 (526,727) — —
J.P. Morgan Securities LLC ......................................... 207,200 (207,200) — —
$ 733,927 $ (733,927)
$ —
$ —
a
Paris-Aligned Climate Optimized MSCI USA
Citigroup Global Markets, Inc. ........................................ 1,039,698 (1,039,698) — —
Morgan Stanley ................................................. 10,847 (10,847) — —
$ 1,050,545 $ (1,050,545)
$ —
$ —
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of February 28, 2026. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(unaudited) (continued)

2026
iShares Semi-Annual Financial Statements and Additional Information
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A.
(“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund’s total net redemptions on a single day exceed 5% of the money market fund’s net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash
Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock
Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
iShares ETF Investment Advisory Fees
ESG Aware MSCI USA . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15%
ESG Aware MSCI USA Growth . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.18
ESG Aware MSCI USA Small-Cap . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.17
ESG Aware MSCI USA Value . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.18
ESG MSCI USA Leaders . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.10
Paris-Aligned Climate Optimized MSCI USA . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.10

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares
ETF Complex in that calendar year exceeds a specific threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year
84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended February 28, 2026, the Funds paid BTC the following amounts for securities lending agent services:
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the six months ended February 28, 2026, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the six months ended February 28, 2026, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended February 28, 2026, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
iShares ETF Amounts
ESG Aware MSCI USA ....................................................................................................... $ 22,347
ESG Aware MSCI USA Growth ................................................................................................. 86
ESG Aware MSCI USA Small-Cap ............................................................................................... 120,993
ESG Aware MSCI USA Value .................................................................................................. 221
ESG MSCI USA Leaders ..................................................................................................... 925
Paris-Aligned Climate Optimized MSCI USA ....................................................................................... 4,837
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
ESG Aware MSCI USA .................................................................
$ 706,573,844  $ 700,777,284  $ 51,673,309
ESG Aware MSCI USA Small-Cap .........................................................
113,473,254  119,811,109  54,375,198
ESG MSCI USA Leaders ...............................................................
3,834,488  2,620,397  (832,022)
Paris-Aligned Climate Optimized MSCI USA .................................................
92,048,852  104,747,766  (2,546,846)
iShares ETF Purchases Sales
ESG Aware MSCI USA .................................................................................... $ 2,337,634,009  $ 2,347,478,762
ESG Aware MSCI USA Growth .............................................................................. 3,816,881  3,361,750
ESG Aware MSCI USA Small-Cap ............................................................................ 395,284,748  380,946,813
ESG Aware MSCI USA Value ............................................................................... 41,121,631  40,092,997
ESG MSCI USA Leaders .................................................................................. 11,110,715  11,253,386
Paris-Aligned Climate Optimized MSCI USA .................................................................... 282,003,008  282,649,073
iShares ETF In-kind Purchases In-kind Sales
ESG Aware MSCI USA .................................................................................... $ 1,564,571,458  $ 864,063,823
ESG Aware MSCI USA Growth .............................................................................. 6,146,749  6,393,836
ESG Aware MSCI USA Small-Cap ............................................................................ 304,728,274  196,168,198
ESG Aware MSCI USA Value ............................................................................... 237,688,458  1,338,836
ESG MSCI USA Leaders .................................................................................. 125,342,676  42,514,904
Paris-Aligned Climate Optimized MSCI USA .................................................................... 242,097,346  151,167,057

Notes to Financial Statements
(unaudited) (continued)

2026
iShares Semi-Annual Financial Statements and Additional Information
Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2026, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of August 31, 2025, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
As of February 28, 2026, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund's valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund's results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each
Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and
iShares ETF
Non-Expiring Capital
Loss Carryforwards
(a)
ESG Aware MSCI USA ........................................................................................................
$ (1,797,982,697)
ESG Aware MSCI USA Growth ..................................................................................................
(471,922)
ESG Aware MSCI USA Small-Cap ................................................................................................
(182,635,022)
ESG Aware MSCI USA Value ...................................................................................................
(553,537)
ESG MSCI USA Leaders ......................................................................................................
(88,129,680)
Paris-Aligned Climate Optimized MSCI USA ........................................................................................
(54,629,266)
(a)
Amounts available to offset future realized capital gains.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
ESG Aware MSCI USA ............................................. $ 11,926,461,034  $ 4,262,064,996  $ (458,788,257) $ 3,803,276,739
ESG Aware MSCI USA Growth ....................................... 20,369,533  2,634,387  (1,157,049) 1,477,338
ESG Aware MSCI USA Small-Cap ..................................... 1,983,224,508  597,141,172  (129,051,502) 468,089,670
ESG Aware MSCI USA Value ........................................ 255,243,437  29,968,475  (6,888,739) 23,079,736
ESG MSCI USA Leaders ........................................... 752,914,747  331,948,212  (47,684,329) 284,263,883
Paris-Aligned Climate Optimized MSCI USA ............................. 1,919,749,925  447,683,392  (82,960,490) 364,722,902

Notes to Financial Statements
(unaudited) ( continued)

Notes to Financial Statements
receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:

Six Months Ended
02/28/26
Year Ended
08/31/25
iShares ETF Shares  Amount  Shares  Amount
ESG Aware MSCI USA
Shares sold ......................................................... 10,550,000  $ 1,567,713,301  17,400,000  $ 2,238,178,790
Shares redeemed ..................................................... (5,900,000) (866,577,096) (21,550,000) (2,785,511,590)
4,650,000  $ 701,136,205  (4,150,000) $ (547,332,800)
ESG Aware MSCI USA Growth
Shares sold ......................................................... 120,000  $ 6,153,191  480,000  $ 21,130,829
Shares redeemed ..................................................... (120,000) (6,258,062) (240,000) (10,836,330)
—  $ (104,871) 240,000  $ 10,294,499
ESG Aware MSCI USA Small-Cap
Shares sold ......................................................... 6,850,000  $ 314,033,084  4,000,000  $ 170,949,165
Shares redeemed ..................................................... (4,400,000) (198,584,272) (3,050,000) (124,357,117)
2,450,000  $ 115,448,812  950,000  $ 46,592,048
ESG Aware MSCI USA Value
Shares sold ......................................................... 7,640,000  $ 238,352,899  680,000  $ 20,309,869
Shares redeemed ..................................................... (40,000) (1,354,788) (280,000) (8,295,556)
7,600,000  $ 236,998,111  400,000  $ 12,014,313
ESG MSCI USA Leaders
Shares sold ......................................................... 1,050,000  $ 125,717,696  300,000  $ 30,535,048
Shares redeemed ..................................................... (350,000) (42,639,727) (3,300,000) (343,664,865)
700,000  $ 83,077,969  (3,000,000) $ (313,129,817)

Notes to Financial Statements
(unaudited) (continued)

2026
iShares Semi-Annual Financial Statements and Additional Information
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or
Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Fund’s custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
02/28/26
Year Ended
08/31/25
iShares ETF Shares Amount Shares Amount
Paris-Aligned Climate Optimized MSCI USA
Shares sold ......................................................... 3,400,000  $ 242,482,220  11,550,000  $ 719,379,872
Shares redeemed ..................................................... (2,100,000) (151,432,154) (12,600,000) (805,631,614)
1,300,000  $ 91,050,066  (1,050,000) $ (86,251,742)

Additional Information

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA’s investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com .

Glossary of Terms Used in these Financial Statements
(unaudited)

2026
iShares Semi-Annual Financial Statements and Additional Information
Portfolio Abbreviation
CVR Contingent Value Rights
NVS Non-Voting Shares
REIT Real Estate Investment Trust

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2026 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7
Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – Not Applicable
Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:     /s/ Jessica Tan____________________
Jessica Tan
President (principal executive officer) of
          iShares Trust

Date: April 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Jessica Tan____________________
Jessica Tan
President (principal executive officer) of
          iShares Trust

Date: April 21, 2026

By:     /s/ Trent Walker___________________
          Trent Walker
Treasurer and Chief Financial Officer (principal financial officer) of
iShares Trust

Date: April 21, 2026